UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 06/30/07

Date of reporting period: 03/31/07

Item 1 - Schedule of Investments

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 99.7%
Revenue Bonds - 78.5%
Continuing Care Retirement Communities - 8.6%
Arizona Health Facilities Authority, The Terraces Project, Series A
7.500%, 11/15/2023	$200	$223
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	406
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	105
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care, Series A
(GNMA)
4.850%, 08/20/2026	750	765
North Carolina Community Health Care Facilities, Presbyterian Homes
5.400%, 10/01/2027	270	280
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	400	411
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	200	202
		2,392

Education - 10.6%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	425	430
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 (a)	1,000	1,056
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	151
5.000%, 05/15/2031 (b)	500	532
Glendale Industrial Development Authority, Midwestern University, Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 (a)	250	271
Northern Arizona University (FGIC)
4.500%, 06/01/2031	250	251
Pima County, Industrial Development Authority, Education Revenue, Paradise Education Center Project
5.875%, 06/01/2022	250	257
		2,948

Healthcare - 21.0%
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	302
Arizona Health Facilities Authority, John C. Lincoln Health Network
5.750%, 12/01/2032	150	160
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	196
Halifax Medical Center, Florida Hospital Revenue, Series A
5.000%, 06/01/2038	375	383
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	422
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	130	132
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	250	258
Johnson City, Tennessee Health & Elderly Facilities Authority
7.500%, 07/01/2025	100	116
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2025	200	206
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	527
Maricopa County Industrial Development Authority, Mayo Clinic
5.000%, 11/15/2031	500	523
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 (a)	1,000	1,090
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2016	250	261
5.000%, 07/01/2024	500	513
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
5.250%, 08/01/2021	375	394
6.000%, 08/01/2033	100	108
Yuma Industrial Development Authority, Yuma Regional Medical Center, Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 (c)	250	256
		5,847

Housing - 3.7%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	525
6.000%, 07/20/2025	475	496
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/2016	5	5
		1,026

Lease Revenue - 3.7%
Arizona Game & Fish Department, Administration Building Project (MLO)
4.500%, 07/01/2032	200	194
Nogales Municipal Development Authority (MBIA) (MLO)
4.500%, 06/01/2031	250	250
Peoria Municipal Development Authority (MLO)
5.000%, 07/01/2015	310	336
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project,
Series A (ACA) (MLO)
5.000%, 10/01/2016	250	264
		1,044

Miscellaneous - 4.9%
Aleutians East Borough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	250	268
Arizona Student Loan Acquisition Authority, Series A (AMT)
5.900%, 05/01/2024	100	106
Greater Arizona Infrastructure Development Authority, Series A (MBIA)
5.625%, 08/01/2020	200	209
Greater Arizona Infrastructure Development Authority, Series B
5.250%, 08/01/2026	750	792
		1,375

Tax Revenue - 12.8%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1 (MBIA)
4.500%, 08/01/2025	750	753
Marana, Tangerine Farms Road Improvement District
4.600%, 01/01/2026	250	249
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B
5.625%, 03/01/2036	135	141
Peoria Improvement District #0601
4.250%, 01/01/2022 (b)	465	455
Phoenix Civic Improvements, Excise Tax Revenue
5.750%, 07/01/2016	300	316
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	307
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 (d)	500	376
Tempe, Excise Tax Revenue, Series A, Pre-refunded 07/01/2009 @ 100
5.625%, 07/01/2020 (a)	300	313
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	270	282
Yuma Improvement District #68
4.700%, 01/01/2021	365	373
		3,565

Transportation - 1.5%
Arizona State Transportation Highway Board, Series A
5.000%, 07/01/2009	400	412

Utilities - 11.7%
Cottonwood Water Revenue (XLCA)
5.000%, 07/01/2017	250	270
Gilbert Water Municipal Property Wastewater System & Utility
5.000%, 04/01/2017	375	376
Glendale Water & Sewer Revenue (FGIC)
5.000%, 07/01/2019	1,000	1,074
Mesa Utility System Revenue (FGIC)
4.500%, 07/01/2028	635	637
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	202
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028 (e)	400	407
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-2,
Mandatory Put 03/01/2008 @ 100 (AMT)
4.450%, 03/01/2028	300	301
		3,267
Total Revenue Bonds		21,876

General Obligations - 14.0%
California State
4.750%, 02/01/2024	100	102
Centerra Community Facilities Distributors
5.500%, 07/15/2029	196	202
Chandler Public & Recreational Improvements
5.800%, 07/01/2018	250	268
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	170
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	250	265
Peoria, Pre-refunded 04/01/2009 @ 100 (FGIC)
5.400%, 04/01/2015 (a)	100	103
5.000%, 04/01/2018 (a)	575	590
5.000%, 04/01/2019 (a)	125	128
Phoenix
5.250%, 07/01/2019	350	366
5.250%, 07/01/2020	250	256
5.375%, 07/01/2025	750	785
Pinal County Elementary School District #44, J.O. Combs School Improvement Project 2006, Series A (FSA)
4.250%, 07/01/2025 (b)	400	393
Tucson
5.500%, 07/01/2018	250	281
Total General Obligations		3,909

Certificates of Participation - 7.2%
Arizona Board of Regents, Northern Arizona University Projects (AMBAC) (MLO)
4.500%, 09/01/2030	500	501
Northern Arizona University, Research Projects (AMBAC) (MLO)
5.000%, 09/01/2023	140	148
Pinal County (MLO)
5.000%, 12/01/2014	400	422
Tucson (MBIA) (MLO)
5.500%, 07/01/2015	200	204
4.375%, 07/01/2026	750	742
Total Certificates of Participation		2,017
Total Municipal Bonds
(Cost $26,785)		27,802
Short-Term Investments - 3.6%	SHARES
Money Market Fund - 3.5%
Federated Arizona Municipal Money Market Fund	980,942	981
U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
5.000%, 05/10/2007 (f)	$15	15
Total Short-Term Investments
(Cost $996)		996
Total Investments - 103.3%
(Cost $27,781)		28,798
Other Assets and Liabilities, Net - (3.3)%		(917)
Total Net Assets - 100.0%		$27,881

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Security purchased on a when-issued basis. On March 31, 2007, the total cost of investments purchased on a when-issued basis was $1,386 or 5.0% of total net assets.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of March 31, 2007.

ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to AMT was $814 which represents 2.9% of total net assets.
FGIC -	Financial Guaranty Insurance Corporation
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Appreciation
U.S. Treasury 10 Year Note Futures	(13)	$ (1,406)	June 2007	$ 6

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 98.7%
Revenue Bonds - 70.7%
Continuing Care Retirement Communities - 4.3%
Association of Bay Area Governments Financial Authority, Odd Fellows Home of California (CMI)
4.950%, 08/15/2007	$500	$502
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.125%, 01/01/2010	500	504
4.375%, 01/01/2012	540	549
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	526
La Verne, Brethren Hillcrest Homes, Series B (ACA)
5.600%, 02/15/2033	500	534
		2,615

Education - 9.3%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
5.800%, 06/01/2008	200	203
California Educational Facilities Authority, Claremont Graduate University, Series A
5.000%, 03/01/2020	240	253
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	527
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	705
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	526
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	324
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	453
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.750%, 03/01/2008	400	405
California State Higher Educational Facilities Authority, Occidental College Project, Pre-refunded 10/01/2007 @ 102
(MBIA)
5.300%, 10/01/2010 (a)	500	514
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health
Sciences, Series B, Partially Escrowed to Maturity
6.000%, 06/01/2010 (b)	495	519
California State Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
5.550%, 06/01/2009 (b)	225	234
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded
06/01/2010 @ 101
5.700%, 06/01/2011 (a)	250	268
5.750%, 06/01/2012 (a)	260	279
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	406
		5,616

Healthcare - 14.5%
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	300	315
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put
07/01/2014 @ 100
4.950%, 07/01/2026	450	474
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,200	1,230
California Health Facilities Financing Authority, Valleycare Medical Center, Series A (CMI)
4.625%, 05/01/2013	300	309
4.800%, 05/01/2014	715	738
California State Health Facilities Authority, Casa de las Campanas, Series A (CMI)
5.375%, 08/01/2009	250	255
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	529
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	430	464
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put
06/01/2012 @ 100
3.850%, 11/01/2029	1,000	997
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation (AMBAC)
5.000%, 06/01/2012	150	152
Iowa Hospital Revenue, Washington County Hospital Project
5.000%, 07/01/2014	250	253
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	632
Marysville Hospital, Fremont Rideout Health Project, Series A (AMBAC)
5.000%, 01/01/2010	500	515
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion,
Series A
5.500%, 11/15/2009	650	675
Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A (MBIA)
5.125%, 07/01/2008	500	509
Turlock California Health Facilities Revenue, Emanuel Medical Center (MLO)
5.000%, 10/15/2024	700	720
		8,767

Housing - 3.5%
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	500	510
Aztec Shops, California State Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,085
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	10	10
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put
06/15/2009 @ 100
5.200%, 12/01/2029	500	514
		2,119

Lease Revenue - 8.5%
California State Public Works Board, California Community Colleges, Series A (MLO)
4.875%, 12/01/2018	200	206
California State Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC) (MLO)
5.000%, 11/01/2016	1,750	1,913
California State Public Works Board, Department of Health Services (MBIA) (MLO)
5.200%, 11/01/2012	500	524
California State Public Works Board, Department of Mental Health (MLO)
5.500%, 06/01/2016	540	595
Golden State Tobacco Securitization Corporation, California Tobacco Settlement,
Convertible CABs, Series A (FSA) (MLO)
0.000% through 05/31/2010, thereafter 4.550%, 06/01/2022 (c)	150	132
Lincoln Public Financing Authority, Lease Revenue, City Hall Project (AMBAC) (MLO)
4.250%, 08/01/2017	155	158
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project (AMBAC) (MLO)
5.000%, 09/01/2016	1,500	1,624
		5,152

Miscellaneous - 5.1%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	1,000	992
Children's Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
5.000%, 07/01/2008 (b)	250	255
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	797
5.750%, 02/01/2014	520	585
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
3.860%, 02/01/2012 (d)	535	445
		3,074

Recreational Facility Authority - 0.9%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (a)	500	560

Tax Revenue - 12.7%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	1,365	1,359
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area, Series A (AGTY)
4.125%, 11/01/2017	205	206
4.200%, 11/01/2018	230	230
El Cajon Redevelopment Agency, Tax Allocation, El Cajon Redevelopment Project (AMBAC)
4.250%, 10/01/2015	220	227
4.250%, 10/01/2016	275	284
4.250%, 10/01/2017	190	194
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	165	168
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	250	267
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.500%, 10/01/2016	260	270
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
4.750%, 10/01/2013	655	695
4.400%, 10/01/2018	250	256
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	400	408
Riverbank Redevelopment Agency, Riverbank Reinvestment Project, Series A
4.300%, 08/01/2017	150	147
4.300%, 08/01/2018	315	307
Rohnert Park Community Development Commission, Tax Allocation Revenue, Housing Redevelopment Project,
Series H (FGIC)
4.000%, 08/01/2017 (e)	300	299
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	500	532
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North
Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	297
4.100%, 08/01/2014	325	327
4.250%, 08/01/2016	250	253
Shafter Community Development Agency, Tax Allocation Revenue, Community Development Project Area #1,
Series A (FSA)
4.250%, 11/01/2017	180	184
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.600%, 10/01/2018	280	280
Southern California Logistics Airport Authority (XLCA)
4.250%, 12/01/2018	285	287
Upland Community Redevelopment Agency, Tax Allocation Revenue, Merged Project, Series A (AMBAC)
4.250%, 09/01/2015	190	196
		7,673

Transportation - 2.0%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
3.960%, 10/01/2014 (d)	1,000	745
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
5.500%, 05/01/2008	500	510
		1,255

Utilities - 9.9%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2020	1,025	1,101
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project,
Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	746
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project,
Series B (AMT) (AGTY)
5.000%, 07/01/2027	250	255
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison
Company, Series A, Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	500	505
California Statewide Communities Development Authority, Water Revenue, Series B (FSA)
4.250%, 10/01/2017	635	650
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101
(MBIA)
5.200%, 11/01/2011 (a)	405	426
Imperial, Wastewater Treatment Facility (FGIC)
5.000%, 10/15/2020	1,000	1,052
Richmond Wastewater Systems, Pre-refunded 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011 (a)	500	528
Signal Hill, Water Revenue (MBIA)
4.375%, 11/01/2018	345	355
Whittier Utility Authority (MBIA)
4.400%, 06/01/2017	305	312
4.500%, 06/01/2018	65	66
		5,996
Total Revenue Bonds		42,827

General Obligations - 19.7%
Alisal Union School District, Series C, Zero Coupon Bond (FGIC)
3.673%, 08/01/2008 (d)	860	819
Baldwin Park Unified School District Election 2002, Zero Coupon Bond (AMBAC)
4.534%, 08/01/2020 (d)	1,000	546
California State
4.000%, 08/01/2015 (e)	250	252
5.000%, 02/01/2017	1,000	1,063
5.125%, 04/01/2024	500	532
California State, Water Reservoir Development, Series Q
4.750%, 03/01/2020	200	200
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
4.390%, 08/01/2019 (d)	400	232
Foothill-De Anza Community College District
6.000%, 08/01/2011	300	325
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	549
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	346
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,000	1,090
Pomona Unified School District, Series A (MBIA)
6.150%, 08/01/2015	500	563
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,193
Roseville Joint Union High School District, Election of 2004, Series B (FGIC)
5.000%, 08/01/2018	550	591
Roseville Joint Union High School District, Series E
5.200%, 08/01/2020	600	631
San Diego Community College, District Election of 2002 (FSA)
5.000%, 05/01/2019	1,000	1,070
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.137%, 09/01/2017 (d)	1,000	653
Selma Unified School District, Election 2006 (FSA)
4.000%, 08/01/2018	175	175
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 (a)	255	272
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	837
Total General Obligations		11,939

Certificates of Participation - 8.3%
Adelanto Elementary School District, District Administrative Facilities (FSA)
4.000%, 09/01/2018	205	204
Bakersfield Convention Center Expansion Project, Pre-refunded 04/01/2007 @ 101 (MBIA) (MLO)
5.500%, 04/01/2010 (a)	250	252
California Special Districts Association Financial Corporation, Montecito Sanitary, Series UU (MBIA)
4.000%, 07/01/2016	165	167
4.000%, 07/01/2017	180	180
California Special Districts Association Financial Corporation, Vector Control District, Series TT (MLO) (XLCA)
4.000%, 06/01/2016	195	197
Grossmont Unified High School District, Pre-refunded 09/01/2008 @ 102 (FSA) (MLO)
5.400%, 09/01/2013 (a)	300	314
Kern County Board of Education, Series A (MBIA) (MLO)
5.200%, 05/01/2012	325	336
Kern County Board of Education, Series A, Pre-refunded 05/01/2008 @ 102 (MBIA) (MLO)
5.200%, 05/01/2012 (a)	580	602
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A (MLO)
5.000%, 09/01/2008	200	203
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO)
5.375%, 11/01/2010	405	419
Paradise Unified School District, Measure M Project, Series A (AMBAC) (MLO)
5.250%, 09/01/2007	300	302
Poway California (AMBAC) (MLO)
4.500%, 08/01/2016	585	612
Stockton Unified School District (AMBAC)
4.250%, 02/01/2023	785	773
Travis Unified School District (FGIC) (MLO)
4.500%, 09/01/2016	425	446
Total Certificates of Participation		5,007
Total Municipal Bonds
(Cost $58,082)		59,773
Short-Term Investment - 1.3%	SHARES
Blackrock Liquidity Funds
(Cost $750)	749,749	750
Total Investments - 100.0%
(Cost $58,832)		60,523
Other Assets and Liabilities, Net - 0.0%		28
Total Net Assets - 100.0%		$60,551

+
Security valuation for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2007.
(e)	Security purchased on a when-issued basis. On March 31, 2007, the total cost of investments purchased on a when-issued basis was $555 or 0.9% of total net assets.

ACA -	American Capital Access
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $1,521 or 2.5% of total net assets.
CMI -	California Mortgage Insurance Program
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 99.1%
Revenue Bonds - 81.3%
Continuing Care Retirement Communities - 1.5%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	$250	$256
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	300	307
		563

Education - 14.9%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
5.900%, 06/01/2010	200	209
California Educational Facilities Authority, Claremont Graduate University, Series A
5.000%, 03/01/2026	375	391
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	526
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	1,044
California Educational Facilities Authority, Woodbury University
4.500%, 01/01/2016	470	476
California Municipal Financing Authority, Education Revenue, American Heritage Education Foundation Project, Series A
5.250%, 06/01/2026	400	421
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	406
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences,
Series B, Partially Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 (a)	215	231
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.950%, 06/01/2015 (a)	310	335
California State University Foundation, Monterey Bay, Pre-refunded 06/01/2011 @ 100 (MBIA)
5.300%, 06/01/2022 (a)	500	533
University of California, Series K, Pre-refunded 09/01/2008 @ 101
5.000%, 09/01/2020 (a)	1,000	1,030
		5,602

Healthcare - 11.2%
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	50	53
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	560	574
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	310
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A
5.250%, 07/01/2030	100	104
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	215	232
California Statewide Communities Development Authority, Kaiser Permanente, Series A
4.750%, 04/01/2033	500	499
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put
06/01/2012 @ 100
3.850%, 11/01/2029	400	399
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation (AMBAC)
5.000%, 06/01/2012	350	354
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	532
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	421
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion,
Series A
5.500%, 11/15/2008	400	410
Turlock California Health Facilities Revenue, Emanuel Medical Center (MLO)
5.000%, 10/15/2024	300	308
		4,196

Housing - 5.9%
Aztec Shops, California State Auxiliary Organization, San Diego University
5.200%, 09/01/2008	455	461
California State Department of Veterans Affairs, Series C (AMT)
5.500%, 12/01/2019	180	189
California State Housing Finance Agency, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	500	508
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	1,039
		2,202

Lease Revenue - 8.0%
California State Public Works Board, California Community Colleges, Series B (MLO)
5.500%, 06/01/2019	1,035	1,139
Golden State Tobacco Securitization Corporation, California Tobacco Settlement,
Convertible CABs, Series A (FSA) (MLO)
0.000% through 05/31/2010, thereafter 4.550%, 06/01/2022 (c)	1,250	1,102
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project (AMBAC) (MLO)
5.000%, 09/01/2016	700	758
		2,999

Miscellaneous - 8.8%
Golden West Schools Financing Authority, Glendora Unified School District (MBIA)
5.500%, 09/01/2019	910	1,039
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	281
5.800%, 08/01/2022	320	383
5.800%, 08/01/2023	345	415
Sacramento City Financing Authority, Pre-refunded 06/01/2010 @ 101 (MLO)
5.400%, 06/01/2018 (a)	455	484
5.500%, 06/01/2023 (a)	645	689
		3,291

Recreational Facility Authority - 1.5%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (a)	500	560

Tax Revenue - 16.6%
El Cajon Redevelopment Agency, Tax Allocation, El Cajon Redevelopment Project (AMBAC)
4.250%, 10/01/2030	200	191
Grass Valley Community Redevelopment Agency, Tax Allocation Revenue
6.400%, 12/01/2034	400	421
Irvine Unified School District Financing Authority, Special Tax Group II, Series A
5.000%, 09/01/2026	225	227
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	250	254
Los Angeles
5.625%, 03/01/2019	200	213
Los Angeles County Community Facilities District #3, Special Tax, Series A (AMBAC)
5.250%, 09/01/2018	715	751
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	125	134
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.875%, 10/01/2030	500	514
Ohio County, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B
5.625%, 03/01/2036	155	162
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
5.000%, 10/01/2029	1,000	1,059
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	250	255
Riverbank Redevelopment Agency, Riverbank Reinvestment Project, Series A
4.400%, 08/01/2019	230	225
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	350	372
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North
Redevelopment Project, Series B (RAAI)
4.300%, 08/01/2017	365	367
4.375%, 08/01/2018	380	381
Solana Beach Public Financing Authority, Assessment Revenue
5.000%, 09/02/2026	100	101
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	120
4.500%, 10/01/2016	125	125
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A (RAAI)
4.375%, 09/02/2020	365	361
		6,233

Transportation - 1.0%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/2015	100	112
San Francisco Airport Commission, SFO Fuel Company (AMT) (FSA)
5.625%, 01/01/2012	250	258
		370

Utilities - 11.9%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2023	1,190	1,272
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project,
Series A-2 (AMT)
5.400%, 04/01/2025	500	526
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project,
Series B (AMT) (AGTY)
5.000%, 07/01/2027	250	255
California State, Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 (a)	495	522
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company,
Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	512
Compton Sewer Authority (MBIA)
5.375%, 09/01/2023	1,150	1,197
South Bayside Waste Management Authority (AMBAC)
5.750%, 03/01/2020	150	158
		4,442
Total Revenue Bonds		30,458

General Obligations - 12.2%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/2010 @ 70.92 (FGIC)
3.720%, 08/01/2016 (a) (d)	700	439
California State
5.000%, 02/01/2024	700	733
4.500%, 08/01/2026 (e)	500	497
California State, Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 (a)	105	111
Glendora Unified School District, Series A, Pre-refunded 09/01/2010 @ 101 (FSA)
5.350%, 09/01/2020 (a)	340	363
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	460	564
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	1,003
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	213
Puerto Rico Commonwealth, Public Improvements, Series A (FGIC)
5.500%, 07/01/2019	200	229
Sacramento Unified School District, Series A, Pre-refunded 07/01/2009 @ 102
5.750%, 07/01/2017 (a)	400	427
Total General Obligations		4,579

Certificates of Participation - 5.6%
Escondido, Series A (FGIC) (MLO)
5.625%, 09/01/2020	300	321
Los Angeles, Sonnenblick del Rio Senior Lien (AMBAC) (MLO)
6.000%, 11/01/2019	330	358
Ridgecrest Civic Center Project, Pre-refunded 03/01/2009 @ 101 (MLO)
6.250%, 03/01/2021 (a)	250	264
Stockton Unified School District (AMBAC)
4.250%, 02/01/2024	820	805
West Kern County Water District, Pre-refunded 06/01/2010 @ 101 (MLO)
5.200%, 06/01/2014 (a)	320	338
Total Certificates of Participation		2,086
Total Municipal Bonds
(Cost $35,581)		37,123
Short-Term Investment - 0.7%	SHARES
Blackrock Liquidity Funds
(Cost $254)	254,326	254
Total Investments - 99.8%
(Cost $35,835)		37,377
Other Assets and Liabilities, Net - 0.2%		98
Total Net Assets - 100.0%		$37,475

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2007.
(e)	Security purchased on a when-issued basis. On March 31, 2007, the total cost of investments purchased on a when-issued basis was $497 or 1.3% of total net assets.

AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $2,272 or 6.1% of total net assets.
CMI -	California Mortgage Insurance Program
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

First American Colorado Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 94.6%
Revenue Bonds - 74.5%
Continuing Care Retirement Communities - 6.5%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$105
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.250%, 12/01/2025	200	209
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	350	380
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	225	228
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	105
North Carolina Community Health Care Facilities, Presbyterian Homes
5.400%, 10/01/2027	220	228
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	325	334
		1,589
Education - 7.6%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	350	354
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A
4.625%, 12/15/2028	330	332
Colorado State Board of Agriculture, Auxiliary Facility Systems (AMBAC)
5.125%, 03/01/2017	200	202
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project (RAAI)
6.000%, 12/01/2016	200	213
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	425	450
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	300	295
		1,846
Healthcare - 23.8%
Aspen Valley Hospital
5.000%, 10/15/2021	450	465
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	346
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
5.250%, 06/01/2034	230	240
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	100	106
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.625%, 12/01/2024	325	326
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	300	304
Colorado State Health Facilities Authority, Parkview Medical Center
5.600%, 09/01/2011	300	318
Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 (b)	600	674
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	358
Colorado State Health Facilities Authority, Steamboat Springs Health Project
5.300%, 09/15/2009	155	156
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.000%, 01/15/2020	250	259
5.800%, 01/15/2027	500	529
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	60	66
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (b)	90	101
Delta County Memorial Hospital District
5.350%, 09/01/2017	220	228
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	325	331
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	100	101
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	225	232
La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	100	104
Montrose Memorial Hospital
6.375%, 12/01/2023	130	146
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	100	104
University of Alabama at Birmingham, Hospital Revenue, Series A
4.500%, 09/01/2031	250	247
		5,741
Housing - 3.9%
Burlingame Housing, Multifamily Revenue, Housing Project (MBIA)
4.500%, 11/01/2029	750	753
Colorado State Housing & Finance Authority, Multifamily Project, Class I, Series B-4
5.900%, 04/01/2031	100	104
Colorado State Housing & Finance Authority, Series E-2 (AMT)
7.000%, 02/01/2030	50	52
Colorado State Housing & Finance Authority, Single Family Housing Program, Series A-2 (AMT)
7.450%, 10/01/2016	5	5
Colorado State Housing & Finance Authority, Single Family Housing Program, Series B-2 (AMT)
7.100%, 04/01/2017	30	31
		945
Miscellaneous - 4.5%
Aleutians East Borough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	200	215
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2021	750	778
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	100	101
		1,094
Recreational Facility Authorities - 2.9%
Denver Convention Center, Hotel Authority Revenue (XLCA)
4.500%, 12/01/2025	500	499
Hyland Hills Metropolitan Park & Recreational District, Special Revenue (ACA)
4.375%, 12/15/2026	200	195
		694
Tax Revenue - 5.0%
Douglas County Sales & Use Tax Revenue (FSA)
5.625%, 10/15/2020	200	212
Highlands Ranch Metropolitan School District #2 (FSA)
5.000%, 06/15/2016	20	20
Larimer County Sales & Use Tax (AMBAC)
5.625%, 12/15/2018	100	106
Mountain Village Metropolitan District, San Miguel County (MBIA)
5.200%, 12/01/2017	200	204
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B
5.625%, 03/01/2036	100	105
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	339
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	210	219
		1,205
Transportation - 10.9%
Denver City & County Airport, Series E (MBIA)
5.250%, 11/15/2023	500	509
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	110	112
Northwest Parkway Public Highway Authority,
Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (c)	750	661
Northwest Parkway Public Highway Authority,
Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (c)	500	445
Northwest Parkway Public Highway Authority,
Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 (c)	1,000	907
		2,634
Utilities - 9.4%
Arapahoe County Water & Wastewater (MBIA) (MLO)
5.000%, 12/01/2026	250	262
Boulder Water & Sewer
5.700%, 12/01/2019	300	320
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2019	400	427
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	275
Fort Collins Wastewater Utility Enterprise (FSA)
5.500%, 12/01/2020	300	318
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.375%, 10/01/2026	150	152
Platte River Power Authority, Series DD, Pre-refunded 06/01/2007 @ 102 (MBIA)
5.375%, 06/01/2017 (b)	500	511
		2,265
Total Revenue Bonds		18,013

General Obligations - 8.4%
Antelope Water System
4.875%, 12/01/2025	175	177
Boulder Open Space Acquisition
5.450%, 08/15/2016	350	369
El Paso County School District #49, Falcon, Series A, Pre-refunded 12/01/2009 @ 105 (FSA) (STAID)
6.000%, 12/01/2018 (b)	200	221
Midcities Metropolitan School District #2 (RAAI)
5.125%, 12/01/2030	200	211
North Range Metropolitan District #1 (ACA)
4.500%, 12/15/2031	340	333
Saddle Rock South Metropolitan School District #4 (FSA)
4.500%, 12/01/2034	350	346
SBC Metropolitan District (ACA)
5.000%, 12/01/2025	115	119
Vista Ridge Metropolitan School District, Limited Tax, Series A (RAAI)
4.500%, 12/01/2031	250	241
Total General Obligations		2,017

Certificates of Participation - 11.7%
Arapahoe County Building Finance Authority, Pre-refunded 02/15/2010 @ 100 (AMBAC) (MLO)
5.250%, 02/15/2021 (b)	200	208
Broomfield County Open Space Park & Recreation Facilities (AMBAC) (MLO)
5.500%, 12/01/2020	800	846
Broomfield County, Westminster Open Space Foundation
4.625%, 12/01/2025	330	334
Colorado Springs Old City Hall Project (FSA) (MLO)
5.500%, 12/01/2017	200	212
5.500%, 12/01/2020	200	212
El Paso County, Judicial Complex Project, Series A (AMBAC)
4.500%, 12/01/2026	500	499
Garfield County, Pre-refunded 12/01/2009 @ 101 (AMBAC) (MLO)
5.750%, 12/01/2019 (b)	300	319
Pueblo County, Capital Construction (MLO)
5.000%, 12/01/2024	200	209
Total Certificates of Participation		2,839
Total Municipal Bonds
(Cost $21,665)		22,869

Short-Term Investment - 5.0%	SHARES
First American Tax Free Obligations Fund, Class Z (d)
(Cost $1,210)	1,209,600	1,210
Total Investments - 99.6%
(Cost $22,875)		24,079
Other Assets and Liabilities, Net - 0.4%		96
Total Net Assets - 100.0%		$24,175

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.
(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was
$475, which represents 2.0% of net assets.
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
STAID - State Aid Withholding
XLCA - XL Capital Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

First American Colorado Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.9%
Revenue Bonds - 72.9%
Continuing Care Retirement Communities - 1.9%
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	$250	$257
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	519
		776
Education - 5.1%
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Project, Series A (CIFG)
4.000%, 06/15/2017	200	199
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 (a)	280	293
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	605	640
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 (b)	440	474
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	550	540
		2,146
Healthcare - 24.0%
Aspen Valley Hospital
4.375%, 10/15/2014	560	562
Colorado State Health Facilities Authority, Adventist Health, Sunbelt, Series E
5.000%, 11/15/2012	500	523
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	521
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A, Escrowed to Maturity
5.000%, 03/01/2012 (a)	500	527
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	250	264
Colorado State Health Facilities Authority, Evangelical Lutheran Project, Series A
4.200%, 06/01/2013	200	200
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	923
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	700	710
Colorado State Health Facilities Authority, Parkview Medical Center
5.750%, 09/01/2008	250	256
5.500%, 09/01/2009	500	517
Colorado State Health Facilities Authority, Steamboat Springs Health Project
5.300%, 09/15/2009	160	161
Colorado State Health Facilities Authority, The Devereux Foundation (RAAI)
4.200%, 11/01/2013	80	81
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/2013	300	312
5.750%, 01/15/2022	800	846
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	165	173
5.000%, 05/15/2013	500	527
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	135	149
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (b)	215	242
Delta County Memorial Hospital District
5.350%, 09/01/2017	500	518
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.400%, 04/01/2008	335	337
5.500%, 04/01/2009	355	360
Montrose Memorial Hospital
5.300%, 12/01/2013	260	270
5.450%, 12/01/2014	390	410
University of Colorado Hospital Authority, Pre-refunded 11/15/2011 @ 100
5.000%, 11/15/2014 (b)	300	315
Washington County Iowa Hospital, Washington County Hospital Project
5.125%, 07/01/2016	350	357
		10,061
Miscellaneous - 6.5%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	254
4.900%, 07/01/2010	265	271
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2013	700	734
Colorado Educational & Cultural Facilities Authority, Frontier Academy (CIFG)
4.000%, 06/01/2015	565	567
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	900	907
		2,733
Recreational Facility Authorities - 1.8%
Hyland Hills Metropolitan Park & Recreation District, Series A
6.100%, 12/15/2009	210	213
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	500	529
		742
Revolving Fund - 0.1%
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A (FGIC)
5.700%, 11/01/2015	55	59

Tax Revenue - 4.4%
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	460	482
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 (b)	500	531
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	101
4.600%, 06/01/2014	225	230
Westminster Sales & Use Tax, Series A (FGIC)
5.250%, 12/01/2011	250	257
Westminster Sales & Use Tax, Series A, Pre-refunded 12/01/2007 @ 102 (FGIC)
5.250%, 12/01/2011 (b)	250	258
		1,859
Transportation - 17.0%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,072
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
4.167%, 09/01/2017 (c)	1,575	1,025
4.280%, 09/01/2019 (c)	960	567
4.370%, 09/01/2022 (c)	1,000	513
E-470 Public Highway Authority
Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (d)	500	435
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	200	204
Northwest Parkway Public Highway Authority,
Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (d)	750	661
Northwest Parkway Public Highway Authority,
Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (d)	2,000	1,779
Northwest Parkway Public Highway Authority,
Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 (d)	1,000	900
		7,156
Utilities - 12.1%
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.750%, 12/01/2008 (a)	160	165
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 (b)	185	195
Boulder Water & Sewer
5.750%, 12/01/2010	1,545	1,658
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2017	500	535
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A, Pre-refunded 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015 (b)	45	48
Denver City & County Wastewater (FGIC)
5.250%, 11/01/2017	1,260	1,347
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A (RAAI)
4.250%, 12/01/2016	600	611
Platte River Power Authority, Series GG (FSA)
4.500%, 06/01/2017	500	524
		5,083
Total Revenue Bonds		30,615

General Obligations - 21.8%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
5.500%, 12/15/2011 (b)	1,000	1,048
Cordillera Metropolitan School District, Eagle County (RAAI)
5.000%, 12/01/2013	620	655
Denver West Metropolitan School District
4.125%, 12/01/2014	150	149
4.200%, 12/01/2015	480	477
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
4.060%, 12/15/2015 (c)	585	412
Garfield County School District #RE-2 (FSA) (STAID)
5.250%, 12/01/2019	1,530	1,641
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	900	918
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,067
North Range Metropolitan District #1 (ACA)
4.250%, 12/15/2018	600	588
Saddle Rock South Metropolitan District #2 (FSA)
4.000%, 12/01/2014	150	153
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	443
West Metro Fire Protection District, Series A (MBIA)
4.750%, 12/01/2014	335	357
Westglenn Metropolitan District
6.000%, 12/01/2014	1,220	1,266
Total General Obligations		9,174

Certificates of Participation - 3.2%
Aims Junior College (MBIA)
4.100%, 12/15/2017	525	529
Garfield County Building Corporation (AMBAC) (MLO)
5.300%, 12/01/2011	400	420
Pueblo County, Capital Construction (MLO)
4.400%, 12/01/2016	410	412
Total Certificates of Participation		1,361
Total Municipal Bonds
(Cost $39,383)		41,150

Short-Term Investment - 1.2%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $500)	500,193	500
Total Investments - 99.1%
(Cost $39,883)		41,650
Other Assets and Liabilities, Net - 0.9%		366
Total Net Assets - 100.0%		$42,016

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.
(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at March 31, 2007.

(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was
$204, which represents 0.5% of net assets.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
STAID - State Aid Withholding

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

First American Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 99.6%
Alabama - 1.2%
Revenue Bonds - 1.2%
Alabama State Docks Department, Pre-refunded 10/01/2008 @ 102 (MBIA)
5.250%, 10/01/2010 (a)	$3,000	$3,126
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 (b)	1,400	1,526
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	800	836
Montgomery BMC Special Care Facilities Revenue, Baptist Health,
Convertible CABs, Series A-2,
Pre-refunded 11/15/2014 @ 100 (MBIA)
0.000% through 11/15/2007, thereafter 5.000%, 11/15/2016 (a) (c)	2,000	2,080
		7,568
Alaska - 0.1%
Revenue Bond - 0.1%
Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	403

Arizona - 2.1%
Revenue Bonds - 1.7%
Arizona Game & Fish Department, AGF Administration Building Project (MLO)
4.500%, 07/01/2015	250	257
Arizona Health Facilities Authority, The Terraces Project, Series A
7.500%, 11/15/2023	3,300	3,678
Phoenix Street & Highway User, Escrowed to Maturity
6.500%, 07/01/2009 (b)	180	182
6.250%, 07/01/2011 (b)	900	909
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,313
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	4,016
		10,355
General Obligations - 0.4%
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,065
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	1,150	1,219
		2,284
		12,639
Arkansas - 1.0%
Revenue Bonds - 1.0%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (VA)
7.250%, 06/01/2010 (b)	1,675	1,759
University of Arkansas, Fayetteville, Series B (FGIC)
4.500%, 11/01/2016	2,000	2,090
University of Arkansas, UAMS Campus (FGIC)
5.000%, 03/01/2015	1,000	1,081
Washington County Hospital Revenue, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,199
		6,129
California - 6.2%
Revenue Bonds - 3.1%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
3.960%, 10/01/2014 (d)	2,000	1,490
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	290	296
Association of Bay Area Governments Financial Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	342
5.000%, 08/15/2017	1,215	1,268
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	1,043
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	249
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	1,000	1,015
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	1,245	1,343
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
5.000%, 03/01/2030	700	723
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,176
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/2011 @ 100
3.450%, 04/01/2035	500	493
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,273
Golden State Tobacco Securitization Corporation, California Tobacco Settlement,
Convertible CABs, Series A (FSA) (MLO)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (c)	1,600	1,411
Golden State Tobacco Securitization, Pre-refunded 06/01/2010 @ 100 (MLO)
5.600%, 06/01/2028 (a)	2,450	2,595
Rohnert Community Development Tax Allocation Revenue, Housing Redevelopment Project, Series H (FGIC)
4.000%, 08/01/2017 (e)	335	334
Rohnert Community Development Tax Allocation Revenue, Redevelopment Project, Series R (FGIC)
5.000%, 08/01/2017 (e)	1,000	1,087
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	612
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,400	1,358
Woodland Financial Authority (MLO) (XLCA)
4.700%, 03/01/2019	815	845
		18,953
General Obligations - 3.1%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,565	1,704
California State
5.000%, 02/01/2016	1,000	1,060
5.000%, 02/01/2017	2,000	2,126
4.000%, 08/01/2017 (e)	2,000	1,987
5.000%, 11/01/2018	5,000	5,223
5.000%, 08/01/2019 (e)	500	535
5.000%, 02/01/2021	1,500	1,586
5.125%, 04/01/2024	500	533
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
4.390%, 08/01/2019 (d)	1,390	806
Roseville Joint Unified High School District
5.100%, 08/01/2019	390	408
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.137%, 09/01/2017 (d)	1,000	653
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond (MBIA)
4.096%, 08/01/2016 (d)	2,000	1,365
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
4.400%, 08/01/2023 (d)	2,030	997
		18,983
		37,936
Colorado - 8.1%
Revenue Bonds - 7.3%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A (MBIA)
4.375%, 09/01/2017	5,000	5,124
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
3.770%, 09/01/2010 (b) (d)	9,320	8,203
Aspen Valley Hospital
5.000%, 10/15/2021	500	517
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	663
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 (a)	1,200	1,331
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (b)	600	635
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 (a)	1,500	1,693
7.250%, 12/01/2021 (a)	1,500	1,722
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 (b)	1,005	1,044
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A, Escrowed to Maturity
5.000%, 03/01/2012 (b)	745	786
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	616
5.250%, 01/01/2015	620	637
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	519
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,264
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
4.310%, 07/15/2020 (b) (d)	10,000	5,673
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	524
5.000%, 05/15/2013	405	427
Colorado State Housing Finance Authority, Series A-2
7.150%, 11/01/2014	40	40
E-470 Public Highway Authority,
Convertible CABs, Series C (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (c)	1,500	1,304
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	560	592
Mesa County, Escrowed to Maturity, Zero Coupon Bond
3.830%, 12/01/2011 (b) (d)	5,500	4,607
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,322
Northwest Parkway Public Highway Authority,
Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (c)	2,750	2,447
Platte River Power Authority, Series GG (FSA)
4.500%, 06/01/2017	2,000	2,095
		44,785
General Obligations - 0.8%
Denver City & County School District #1 (FSA) (STAID)
4.000%, 12/01/2014	1,000	1,015
El Paso County School District #2, Harrison (FGIC) (STAID)
5.500%, 12/01/2016	1,280	1,377
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	350	357
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016	385	408
North Range Metropolitan District #1 (ACA)
4.300%, 12/15/2019	1,000	980
Vista Ridge Metropolitan School District, Limited Tax, Series A (RAAI)
4.250%, 12/01/2018	745	734
		4,871
		49,656
Connecticut - 0.9%
Revenue Bonds - 0.9%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,185	1,261
Mashantucket Western Pequot Tribe, Series A, Pre-refunded 09/01/2007 @ 101
6.400%, 09/01/2011 (a) (f)	4,170	4,259
		5,520
Florida - 0.8%
Revenue Bonds - 0.4%
Lee County Industrial Development Authority, Shell Point Village Health Project, Series A, Escrowed to Maturity
5.500%, 11/15/2008 (b)	1,000	1,027
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,461
		2,488
Certificate of Participation - 0.4%
Clay County School Board, Series B (MBIA) (MLO)
5.000%, 07/01/2018	2,205	2,348
		4,836
Georgia - 0.3%
Revenue Bond - 0.1%
Cherokee County Water & Sewer Authority, Escrowed to Maturity (MBIA)
11.250%, 08/01/2007 (b)	600	615

General Obligations - 0.2%
Fayette County School District,
Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014 (c)	500	436
Fayette County School District,
Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015 (c)	265	231
Fayette County School District,
Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016 (c)	300	263
		930
		1,545
Idaho - 0.4%
General Obligation - 0.2%
Bonneville & Bingham Counties School District #93 (FGIC)
4.000%, 09/15/2018	1,000	989

Certificates of Participation - 0.2%
Madison County Hospital Revenue (MLO)
5.000%, 09/01/2012	500	521
5.250%, 09/01/2015	295	315
5.250%, 09/01/2016	500	536
		1,372
		2,361
Illinois - 17.0%
Revenue Bonds - 8.1%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,427
Chicago, Single Family Mortgages, Series A (AMT) (FHLMC) (FNMA) (GNMA)
5.250%, 03/01/2013	5	5
Chicago Water, Zero Coupon Bond (FGIC)
3.790%, 11/01/2009 (d)	6,450	5,853
Granite Single Family Mortgage, Escrowed to Maturity
7.750%, 10/01/2011 (b)	560	616
Illinois Development Finance Authority, Midwestern University, Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 (a)	350	380
Illinois Educational Facilities Authority, Art Institute of Chicago, Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	497
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	1,014
5.500%, 05/15/2015	1,000	1,017
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	1,023
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,511
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,337
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	2,000	2,041
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.500%, 02/15/2014	2,430	2,502
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2
5.750%, 11/15/2015	2,750	2,751
Illinois Sports Facilities Authority, State Tax Supported,
Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013 (c)	1,405	1,271
Illinois Sports Facilities Authority, State Tax Supported,
Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016 (c)	1,620	1,506
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond (FSA)
4.180%, 01/01/2018 (d)	2,750	1,763
Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 (a)	1,025	1,121
Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
4.350%, 12/01/2010	1,605	1,632
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 (b)	1,320	1,436
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 (b)	645	806
Illinois State Sales Tax
6.000%, 06/15/2009	2,500	2,625
5.100%, 06/15/2010	2,000	2,088
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (FGIC)
5.550%, 12/15/2011	675	713
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
3.740%, 06/15/2009 (b) (d)	1,465	1,350
Metropolitan Pier & Exposition Authority, State Sales Tax,
Convertible CABs, Series B (MBIA)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017 (c)	1,000	838
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 (b)	5,570	6,035
Southwestern Illinois Development Authority Revenue, Anderson Hospital
5.125%, 08/15/2026	2,000	2,070
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2 (MBIA)
4.250%, 10/01/2017	350	357
5.000%, 10/01/2018	1,000	1,079
		49,664
General Obligations - 8.9%
Champaign County Community School District #004
8.250%, 01/01/2009	100	108
Champaign County Community School District #004, Escrowed to Maturity
8.250%, 01/01/2009 (b)	1,215	1,308
Chicago, City Colleges, Zero Coupon Bond (FGIC)
4.030%, 01/01/2015 (d)	10,000	7,339
Chicago,
Convertible CABs, Series A (MBIA)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 (c)	2,000	1,813
Chicago, Project & Refunding (FSA)
5.500%, 01/01/2013	1,000	1,089
Chicago, Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	5,000	5,274
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,163
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
3.980%, 12/01/2013 (d)	2,440	1,876
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
3.880%, 12/01/2011 (d)	3,625	3,030
Cook County School District #088, Bellwood, Series B (FSA)
5.000%, 12/01/2017	1,675	1,789
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
4.059%, 12/01/2015 (d)	2,250	1,588
Cook County School District #209, Proviso Township,
Convertible CABs (FSA)
0.000% through 12/01/2007, thereafter 5.000%, 12/01/2016 (c)	1,000	1,046
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,107
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,933
Illinois State, First Series
5.500%, 08/01/2015	4,500	4,749
Lake County Community Unit School District #60, Waukegan, Series B (FSA)
7.500%, 12/01/2008	3,640	3,862
Lake County School District #56, Gurnee (FGIC)
8.375%, 01/01/2010	1,290	1,443
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
4.290%, 12/01/2019 (d)	2,100	1,227
Rockford School District #205 (FGIC)
5.000%, 02/01/2014	500	536
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
4.178%, 11/01/2017 (d)	3,870	2,498
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC)
6.000%, 02/01/2008 (b)	5,065	5,163
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
4.170%, 01/01/2017 (d)	3,000	2,006
		53,947
		103,611
Indiana - 2.1%
Revenue Bonds - 1.9%
Anderson Independent Economic Development Revenue, Anderson University Project
5.000%, 10/01/2017	710	735
Crown Point Multi-School Building, First Mortgage (MBIA) (MLO)
7.625%, 01/15/2008	1,000	1,030
Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/2012 @ 100 (MBIA) (MLO)
5.750%, 07/15/2018 (a)	1,000	1,089
Franklin Township Independent School Building Corporation, Escrowed to Maturity
5.750%, 07/15/2009 (b)	1,235	1,292
Indiana Transportation Finance Authority, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 (b)	180	194
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	1,993
Indiana University, Series K, Zero Coupon Bond (MBIA)
3.870%, 08/01/2011 (d)	250	212
Portage Multi-School Building, First Mortgage (MBIA) (STAID)
4.000%, 07/15/2018	1,250	1,233
St. Joseph County Hospital Authority (MBIA)
4.750%, 08/15/2012	1,000	1,018
St. Joseph County Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	472
5.550%, 05/15/2019	230	233
Western School Building, First Mortgage (CIFG) (STAID)
4.000%, 07/15/2019 (e)	1,120	1,093
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (MLO) (STAID)
5.750%, 07/15/2015 (a)	775	844
		11,438
General Obligation - 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,254
		12,692
Iowa - 2.4%
Revenue Bonds - 2.4%
Iowa Finance Authority Health Facilities Revenue, Care Initiatives Project, Series A
5.250%, 07/01/2013	1,250	1,298
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	500	504
Iowa Higher Education Authority, Central College (RAAI)
5.450%, 10/01/2026	1,000	1,049
Iowa Higher Education Authority Revenue, Grand View College
4.700%, 10/01/2019	405	410
4.750%, 10/01/2024	1,000	1,006
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA)
5.500%, 10/01/2028 (a)	2,000	2,169
Iowa Higher Education Authority, Wartburg College Project, Series A
4.700%, 10/01/2016	925	945
4.750%, 10/01/2017	1,100	1,124
4.800%, 10/01/2018	1,155	1,181
5.000%, 10/01/2023	1,475	1,514
Iowa State University, Science & Technology University Revenue, Dorm ISU (AMBAC)
4.000%, 07/01/2014	235	239
Muscatine Electric, Escrowed to Maturity
9.700%, 01/01/2013 (b)	1,590	1,843
Xenia Rural Water Revenue (CIFG)
4.000%, 12/01/2016	1,500	1,503
		14,785
Kansas - 2.5%
Revenue Bonds - 1.8%
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
3.890%, 05/01/2012 (b) (d)	7,500	6,165
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,421
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	1,013
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	727
5.750%, 11/15/2014	765	799
5.750%, 11/15/2015	820	858
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	375	379
		11,362
General Obligations - 0.7%
Johnson County Unified School District #231, Series B (AMBAC)
4.000%, 10/01/2017	1,050	1,052
Johnson County Unified School District #232, Series A (FSA)
4.250%, 09/01/2016	2,000	2,054
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,129
		4,235
		15,597
Kentucky - 0.6%
Revenue Bonds - 0.6%
Kentucky State Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 (b)	690	717
6.000%, 07/01/2011 (b)	540	565
Louisville Water, Escrowed to Maturity
6.375%, 11/01/2007 (b)	1,000	1,016
6.000%, 11/15/2007 (b)	1,250	1,267
		3,565
Louisiana - 0.8%
Revenue Bonds - 0.6%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	650	698
Louisiana Public Facilities Authority, Pennington Medical Foundation Project
5.000%, 07/01/2021	1,000	1,050
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,522
		3,270
General Obligation - 0.2%
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,400
		4,670
Maine - 0.3%
General Obligation - 0.3%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,144

Maryland - 0.3%
Revenue Bonds - 0.3%
Maryland State Department of Transportation
4.250%, 02/15/2017	1,000	1,030
Westminster Educational Facilities Revenue, McDaniel College
5.000%, 11/01/2013	350	370
4.000%, 11/01/2015	700	694
		2,094
Massachusetts - 3.6%
Revenue Bonds - 3.1%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	1,975	2,049
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
5.750%, 03/01/2010	2,100	2,223
Massachusetts Bay Transportation Authority, Series A
6.250%, 03/01/2012	1,875	2,085
Massachusetts State Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,096
Massachusetts State Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,151
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A (MBIA)
5.100%, 07/01/2010	3,000	3,040
Massachusetts State Port Authority
5.750%, 07/01/2012	1,000	1,093
Massachusetts State Port Authority, Escrowed to Maturity
13.000%, 07/01/2013 (b)	3,680	4,788
Massachusetts State, Multifamily Housing, Escrowed to Maturity (FHA)
6.350%, 04/01/2008 (b)	430	431
		18,956
General Obligation - 0.5%
Massachusetts State, Series A, Pre-refunded 01/01/2011 @ 100
5.125%, 01/01/2016 (a)	3,000	3,147
		22,103
Michigan - 4.5%
Revenue Bonds - 2.3%
Detroit Water Supply, Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 (b)	285	304
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 (a)	3,500	3,817
Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity
9.000%, 05/01/2008 (b)	2,470	2,542
Michigan State Housing Development Authority, Green Hill Project (FNMA)
5.125%, 07/15/2008	640	640
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 (b)	1,300	1,567
Wayne Charter County Airport, Series A (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,165
		14,035
General Obligations - 2.2%
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,138
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,304
Grand Rapids Public Schools (MBIA)
4.000%, 05/01/2019	2,065	2,025
Lakeshore Public Schools (MQSBLF)
5.000%, 05/01/2012	1,160	1,217
Lakeview Public School District (MBIA) (MQSBLF)
4.000%, 05/01/2018	1,000	993
Lakeview Public Schools, Pre-refunded 05/01/2011 @ 100 (MQSBLF)
5.000%, 05/01/2014 (a)	1,985	2,083
Redford School District (FSA) (MQSBLF)
4.000%, 05/01/2018	605	601
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 (a)	2,000	2,100
Woodhaven Brownstown School District (FSA) (MQSBLF)
5.000%, 05/01/2014	2,000	2,153
		13,614
		27,649
Minnesota - 3.1%
Revenue Bonds - 3.1%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,631
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.375%, 01/01/2010	3,000	3,066
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	1,000	1,053
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 (b)	850	1,010
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A
5.875%, 11/15/2011	2,135	2,279
Minnesota State Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	306
Minnesota State Municipal Power Agency, Electric Revenue
4.375%, 10/01/2025	1,800	1,754
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,940	2,020
Northfield Hospital Revenue
5.000%, 11/01/2012	785	812
Rochester Electric Utilities Revenue, Series C (MBIA)
4.000%, 12/01/2020	1,250	1,219
St. Paul Housing & Redevelopment Authority (AMBAC)
6.500%, 02/01/2009	1,315	1,344
St. Paul Port Authority Hotel, Pre-refunded 08/01/2008 @ 100
8.050%, 08/01/2021 (a)	2,335	2,466
		18,960
Mississippi - 0.2%
Revenue Bond - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems, Series A
5.000%, 08/15/2016	1,440	1,516

Missouri - 1.6%
Revenue Bonds - 1.6%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,412
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	750
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Iatan 2 Project, Series A (AMBAC)
5.000%, 01/01/2014	2,065	2,218
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
4.200%, 01/01/2018	1,000	1,011
Missouri State Financial Board Revenue, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,180
Missouri State Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	848
4.375%, 02/01/2016	930	924
Osage Beach Tax Increment, Prewitts Project
4.800%, 05/01/2016	1,650	1,639
		9,982
Montana - 0.9%
Revenue Bonds - 0.9%
Montana Facilities Finance Authority, Health Care Facilities Revenue, Master Loan Project, Marcus Daly, Series A
4.000%, 08/01/2018	330	326
Montana Financial Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,856
6.000%, 05/15/2025	1,675	1,734
Montana State Board of Regents Higher Education Revenue, Montana State University, Series K (AMBAC)
4.250%, 11/15/2018	1,350	1,370
		5,286
Nebraska - 1.5%
Revenue Bonds - 1.3%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (GTY)
5.000%, 11/15/2011	2,860	2,975
Douglas County Zoo Facilities Revenue, Omaha's Henry Doory Zoo Project
4.750%, 09/01/2017	745	769
4.750%, 09/01/2018	740	762
Lancaster County Hospital Authority, #1 Hospital Revenue, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,936
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	517
4.800%, 11/15/2012	500	520
4.900%, 11/15/2013	600	625
		8,104
General Obligation - 0.2%
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental (MLO)
4.500%, 10/15/2015	1,020	1,069
		9,173
Nevada - 1.1%
Revenue Bonds - 0.7%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2011	1,000	1,052
5.750%, 09/01/2012	1,055	1,118
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.750%, 11/15/2023	2,150	2,249
		4,419
General Obligation - 0.4%
Washoe County, Escrowed to Maturity
9.875%, 08/01/2009 (b)	2,265	2,443
		6,862
New Hampshire - 0.6%
Revenue Bonds - 0.6%
New Hampshire Health & Education Facilities Authority
5.375%, 07/01/2024	1,250	1,330
New Hampshire Municipal Bond Bank, Series A (MBIA)
4.500%, 02/15/2020	1,300	1,343
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	1,038
		3,711
New Jersey - 0.4%
Revenue Bonds - 0.4%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,173
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (b)	375	383
		2,556
New York - 3.2%
Revenue Bonds - 1.4%
Hempstead Town Industrial Development Agency (MBIA)
5.000%, 12/01/2008	2,000	2,042
Long Island Power Authority, New York Electric System Revenue, Series D (MBIA)
5.000%, 09/01/2014	2,000	2,155
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,332
		8,529
General Obligations - 1.8%
New York, Series A
5.750%, 08/01/2015	3,220	3,514
New York, Series C
5.500%, 03/15/2014	3,000	3,216
New York, Series D
5.500%, 06/01/2012	2,000	2,154
New York, Series G (XLCA)
5.500%, 08/01/2012	2,000	2,171
		11,055
		19,584
North Carolina - 1.7%
Revenue Bonds - 1.5%
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,160
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	2,068
5.000%, 10/01/2014	2,120	2,171
North Carolina Power Agency #1, Series A (FSA)
5.250%, 01/01/2016	2,000	2,148
		9,547
Certificate of Participation - 0.2%
Sampson County (FSA) (MLO)
5.000%, 06/01/2017	1,000	1,086
		10,633
North Dakota - 0.2%
Revenue Bond - 0.2%
Ward County Health Care Facilities Revenue, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,230

Ohio - 2.3%
Revenue Bonds - 1.0%
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B (MBIA)
5.375%, 09/01/2009	1,000	1,026
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	800
Ohio State Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,141
4.500%, 04/01/2015	1,000	1,037
4.300%, 04/01/2018	550	549
Ohio State Water Development Authority, Escrowed to Maturity
9.375%, 12/01/2010 (b)	1,110	1,207
Richland County Hospital Facilities, Series A
5.650%, 11/15/2008	595	612
		6,372
General Obligations - 1.1%
Canal Winchester School District (FSA)
4.000%, 12/01/2018	770	762
Hilliard School District, Series A (MBIA)
5.000%, 12/01/2017	1,260	1,371
Mason City School District (FSA)
4.375%, 12/01/2019	1,195	1,221
Miami East Local School District, School Improvement (FSA)
4.000%, 12/01/2018 (e)	275	274
4.000%, 12/01/2019 (e)	200	198
Middletown City School District, School Improvement (FSA)
4.375%, 12/01/2019	950	969
Westerville City School District (XLCA)
4.000%, 12/01/2019	2,000	1,963
		6,758
Certificate of Participation - 0.2%
Akron (AGTY) (MLO)
5.000%, 12/01/2015	1,000	1,063
		14,193
Oklahoma - 1.9%
Revenue Bonds - 1.9%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
3.770%, 11/01/2011 (b) (d)	3,340	2,814
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project (MLO)
5.000%, 09/01/2009	510	520
5.000%, 09/01/2011	345	356
5.000%, 09/01/2012	355	368
4.125%, 09/01/2013	250	247
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	1,430	1,492
Pottawatomie County Educational Facilities Lease Revenue, Shawnee Public Schools Project (MLO)
5.000%, 09/01/2011	1,000	1,037
South Oklahoma City, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 (a)	2,940	3,311
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B
4.600%, 12/01/2009	1,195	1,220
		11,365
Oregon - 0.8%
General Obligations - 0.4%
Clackamas County School District #108, Estacada (FSA) (SBG)
5.250%, 06/15/2017	1,205	1,343
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,040
		2,383
Certificate of Participation - 0.4%
Oregon State Department of Administrative Services, Series E (FSA) (MLO)
5.000%, 11/01/2014	2,170	2,306
		4,689
Pennsylvania - 1.3%
Revenue Bonds - 1.0%
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,361
5.000%, 12/15/2017	1,405	1,488
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project
6.125%, 02/01/2028	1,000	1,055
Westmoreland County Independent Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,133
5.500%, 01/01/2016	1,200	1,251
		6,288
General Obligation - 0.3%
Ephrata Area School District (FGIC) (STAID)
4.500%, 04/15/2018	1,500	1,557
		7,845
South Carolina - 1.5%
Revenue Bonds - 1.5%
Charleston EDL Excellence Finance, Charleston County School District Project (MLO)
5.000%, 12/01/2013	2,000	2,126
Lexington County Health Services District, Lexington Medical Center
5.500%, 11/01/2023	2,000	2,119
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,101
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,203
South Carolina State Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,747
		9,296
South Dakota - 1.4%
Revenue Bonds - 0.7%
South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital
5.250%, 11/01/2008	900	919
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
5.900%, 09/01/2007	755	761
4.750%, 09/01/2011	530	544
5.000%, 09/01/2012	1,000	1,042
5.000%, 09/01/2013	1,000	1,045
		4,311
Certificates of Participation - 0.7%
Deadwood (ACA) (MLO)
5.500%, 11/01/2007	800	807
5.600%, 11/01/2008	845	866
5.000%, 11/01/2018	2,385	2,475
		4,148
		8,459
Tennessee - 3.4%
Revenue Bonds - 2.9%
Memphis-Shelby Counties Sports Authority Revenue, Memphis Arena Project, Series C (MBIA)
5.000%, 11/01/2017 (e)	3,175	3,453
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity
6.400%, 04/01/2011 (b)	1,030	1,134
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 (a)	1,500	1,669
Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research
5.000%, 07/01/2009	400	406
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project (RAAI)
5.000%, 09/01/2016	2,000	2,101
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 (b)	1,465	1,602
6.250%, 09/01/2012 (b)	1,085	1,207
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 (a)	2,215	2,508
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	3,729
		17,809
General Obligations - 0.5%
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,186
Polk County (FSA)
5.000%, 05/01/2017 (e)	500	545
		2,731
		20,540
Texas - 9.1%
Revenue Bonds - 3.9%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A
5.300%, 11/15/2007	1,000	1,006
5.350%, 11/15/2008	1,300	1,321
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/2013 @ 100 (AMT)
6.750%, 09/01/2034	2,000	2,170
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/2011 @ 100 (AMT)
5.750%, 05/01/2036	1,585	1,631
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,060
El Paso Water & Sewer Revenue, Series A (FSA)
4.000%, 03/01/2017	1,000	999
4.000%, 03/01/2018	650	643
Grapevine Industrial Development, Air Cargo (AMT)
6.500%, 01/01/2024	490	528
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,979
5.000%, 10/01/2013	1,230	1,279
Houston Health Facilities Development, Buckingham Senior Living Community, Series A
7.000%, 02/15/2023	2,000	2,233
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond (MBIA)
3.890%, 06/01/2012 (b) (d)	1,465	1,201
San Antonio Electric & Gas, Series A
5.250%, 02/01/2013	2,135	2,213
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,301
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	1,013
5.500%, 11/15/2025	900	919
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,048
		23,544
General Obligations - 5.2%
Alvin Independent School District, Schoolhouse (PSFG)
4.125%, 02/15/2019	1,110	1,100
Austin
5.000%, 09/01/2013	4,510	4,739
Brownsville (MBIA)
5.000%, 02/15/2017	2,125	2,273
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	4,000	4,201
Frisco (FGIC)
5.000%, 02/15/2018	1,125	1,172
5.000%, 02/15/2019	1,675	1,745
Galena Park Independent School District, School Building (PSFG)
4.000%, 08/15/2019	1,170	1,147
Grayson County, Pass Through Toll (FSA)
4.000%, 01/01/2016	1,065	1,070
Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
3.805%, 02/15/2009 (d)	5,000	4,659
Kaufman County (FSA)
5.000%, 02/15/2017	1,000	1,048
Keller Independent School District (PSFG)
5.375%, 08/15/2014	235	249
North Harris Montgomery Community College District (FGIC)
5.375%, 02/15/2015	2,535	2,716
Port Houston Authority, Harris County, Series B (AMT) (FGIC)
5.500%, 10/01/2012	2,405	2,565
San Antonio
4.125%, 02/01/2019	1,000	994
4.250%, 02/01/2020	1,140	1,140
United Independent School District (PSFG)
5.000%, 08/15/2015	1,000	1,081
		31,899
		55,443
Utah - 0.8%
Revenue Bonds - 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,698
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 (a)	1,000	1,073
Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1 (AMBAC) (FHA) (VA)
6.300%, 01/01/2018	5	5
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R (FHA) (VA)
5.950%, 07/01/2008	285	290
		4,066
General Obligation - 0.1%
Ashley Valley Water & Sewer, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 (b)	860	961
		5,027
Virginia - 0.1%
Revenue Bond - 0.1%
Riverside Regional Jail Authority (MBIA)
5.700%, 07/01/2008	905	909

Washington - 4.1%
Revenue Bonds - 0.8%
Energy Northwest, Wind Project (MBIA)
4.500%, 07/01/2015	1,000	1,038
Snohomish County Housing Authority
6.300%, 04/01/2016	1,035	1,044
Washington State Housing Community Nonprofit Revenue, Skyline at First Hill Project, Series B
5.100%, 01/01/2013	3,000	3,004
		5,086
General Obligations - 3.3%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,660
King County, Series B, Pre-refunded 12/01/2007 @ 102
5.850%, 12/01/2013 (a)	3,000	3,102
Snohomish County (MBIA)
5.375%, 12/01/2019	5,000	5,332
Spokane County School District #081, Spokane,
Convertible CABs (MBIA)
0.000% through 12/01/2008, thereafter 5.000%, 06/01/2016 (c)	1,000	980
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
4.030%, 12/01/2014 (d)	5,690	4,190
Washington State, Series C
5.500%, 07/01/2014	2,275	2,519
Washington State, Series S-5, Zero Coupon Bond (FGIC)
4.110%, 01/01/2016 (d)	3,000	2,101
		19,884
		24,970
West Virginia - 0.3%
Revenue Bond - 0.3%
Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity
7.400%, 08/15/2010 (b)	1,675	1,868

Wisconsin - 2.5%
Revenue Bonds - 2.2%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	2,070
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A
5.500%, 02/15/2020	1,500	1,548
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	2,034
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,327
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	520
5.500%, 02/15/2013	850	895
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,583
Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,150	1,155
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	645	687
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College (MBIA)
5.000%, 12/01/2015	1,450	1,553
		13,372
General Obligation - 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 (g)	1,720	1,806
		15,178
Wyoming - 0.4%
Revenue Bond - 0.4%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2012 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,238
Total Municipal Bonds
(Cost $583,609)		609,016
Short Term Investment - 0.6%	SHARES
First American Tax Free Obligations Fund, Class Z (h)
(Cost $3,585)	3,584,589	3,585
Total Investments - 100.2%
(Cost $587,194)		612,601
Other Assets and Liabilities, Net - (0.2)%		(1,453)
Total Net Assets - 100.0%		$611,148

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2007.
(e)	Security purchased on a when-issued basis. On March 31, 2007, the total cost of investments purchased on a when-issued basis was $9,572 or 1.6% of total net assets.

(f)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the funds' board of directors.  As of March 31, 2007, the value of these investments was $4,259 or 0.7% of total net assets.

(g)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $27,343, which represents 4.5% of total net assets.
CIFG - CDC IXIS Financial Guaranty
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GTY - Guaranty
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MQSBLF - Michigan Qualified School Board Loan Fund Program
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.
SBG - School Board Guaranty
STAID - State Aid Withholding
VA - Veterans Administration
XLCA - XL Capital Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 99.0%
Revenue Bonds - 66.3%
Economic Development - 1.8%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 (a)	$1,000	$1,069
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	485
4.625%, 12/01/2014	505	513
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/2008	710	724
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/2008	645	659
		3,450
Education - 10.5%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	464
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
4.850%, 10/01/2009	520	531
5.000%, 10/01/2011	500	511
5.000%, 10/01/2012	500	510
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C
4.750%, 05/01/2018	1,075	1,103
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	334
5.000%, 05/01/2016	375	393
5.000%, 05/01/2020	1,295	1,343
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	323
5.000%, 05/01/2014	320	335
5.000%, 05/01/2015	340	357
5.000%, 05/01/2016	355	372
5.000%, 05/01/2017	370	389
Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	255
Minnesota State Higher Education Facilities Authority, St. Benedict College
5.100%, 03/01/2011	2,885	2,904
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W
4.200%, 03/01/2012	345	349
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	1,500	1,565
Minnesota State Higher Education Facilities Authority, St. John's University, Series 5-I, Pre-refunded 10/01/2011 @ 100 (MBIA)
5.000%, 10/01/2012 (a)	480	505
Minnesota State Higher Education Facilities Authority, St. Olaf College, Series 6-0
4.000%, 10/01/2013	850	852
5.000%, 10/01/2016	500	535
4.500%, 10/01/2019	250	253
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Pre-refunded 04/01/2008 @ 100
5.250%, 04/01/2012 (a)	385	391
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,055
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	845	856
4.200%, 12/15/2015	880	896
4.300%, 12/15/2016	925	943
5.000%, 12/15/2018	1,005	1,071
5.000%, 12/15/2019	1,060	1,125
		20,520
Healthcare - 27.1%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	750
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	302
4.250%, 09/01/2014	485	491
4.250%, 09/01/2015	500	504
5.000%, 09/01/2017	500	530
5.000%, 09/01/2018	1,050	1,109
5.000%, 09/01/2019	1,110	1,168
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	437
5.000%, 06/01/2019	1,320	1,346
Cuyuna Range Hospital District, Series A
5.500%, 06/01/2010	435	443
5.650%, 06/01/2012	940	958
Duluth Economic Development Authority, Benedictine Health System
5.375%, 02/15/2022	2,045	2,156
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 (a)	1,000	1,130
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	791
5.000%, 04/01/2014	800	836
5.000%, 04/01/2015	845	882
5.000%, 04/01/2017	1,815	1,889
Hastings Health Care Facility, Regina Medical Center (ACA)
5.000%, 09/15/2013	500	506
Inver Grove Heights Nursing Home Revenue, Presbyterian Homes Care
5.000%, 10/01/2016	430	431
Maple Grove Health Care Facilities, North Memorial
4.500%, 09/01/2017	1,730	1,756
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	349
4.750%, 11/01/2020	1,155	1,168
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A (AMBAC)
5.000%, 11/15/2013	1,000	1,007
Minneapolis Healthcare System, Allina Health System, Series A
6.000%, 11/15/2023	2,500	2,742
5.750%, 11/15/2032	1,300	1,397
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 (b)	605	641
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA)
5.000%, 02/15/2010	2,000	2,072
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	293
5.500%, 02/01/2012	200	211
5.500%, 02/01/2015	730	772
Minnesota Agricultural & Economic Development Board, Fairview Healthcare Systems, Series A (MBIA)
5.500%, 11/15/2017	305	314
5.750%, 11/15/2026	10	10
Minnesota Agricultural & Economic Development Board, Fairview Healthcare Systems, Series A, Pre-refunded 11/15/2007 @ 102 (MBIA)
5.750%, 11/15/2026 (a)	490	506
Monticello, Big Lake Community Hospital, Series C
5.750%, 12/01/2015	2,320	2,410
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.500%, 03/01/2010	500	509
Northfield Hospital Revenue
5.000%, 11/01/2011	375	387
5.000%, 11/01/2013	880	911
5.000%, 11/01/2014	920	954
5.500%, 11/01/2017	1,080	1,167
Northfield Housing & Redevelopment Authority, Northfield Retirement Center, Series B
5.125%, 12/01/2026	750	733
Plymouth Health Facilities, Westhealth Project, Series A (FSA)
6.200%, 06/01/2011	1,360	1,362
Redwood Falls Hospital Facilities Revenue
5.000%, 12/01/2021	1,015	1,029
Rochester, St. Mary's Hospital, Escrowed to Maturity
5.750%, 10/01/2007 (b)	285	287
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	304
5.000%, 09/01/2017	1,785	1,864
St. Cloud Health Care, St. Cloud Hospital Obligated Group (FSA)
5.500%, 05/01/2008	1,450	1,478
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2019	1,000	1,060
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,882
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
5.250%, 05/01/2015	1,500	1,527
5.750%, 05/01/2025	2,000	2,073
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	300	300
4.250%, 06/01/2016	760	756
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.250%, 12/01/2012	425	427
4.000%, 12/01/2013	400	397
Winona Health Care Facilities, Series A
5.300%, 07/01/2017	525	551
5.350%, 07/01/2018	590	619
		52,884
Housing - 1.3%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	62	62
Minnesota State Housing Finance Agency, Rental Housing, Series D (MBIA)
5.450%, 08/01/2007	235	235
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B (AMT)
5.550%, 07/01/2024	265	267
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	2,041
South St. Paul Housing & Redevelopment Authority, Single Family Mortgages (FNMA)
5.100%, 09/01/2007	5	5
		2,610
Lease Revenue - 3.5%
Andover Economic Development Authority, Andover Community Center (MLO)
5.000%, 02/01/2019	1,225	1,283
Eden Prairie Housing & Redevelopment Authority, Series A (MLO)
5.000%, 12/01/2011	255	267
Pine County Housing & Redevelopment Authority, Series A (MLO)
4.500%, 02/01/2015	440	449
4.500%, 02/01/2016	465	472
4.500%, 02/01/2017	385	390
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center (MLO)
4.000%, 06/01/2012	1,500	1,510
St. Paul Port Authority, Office Building (MLO)
5.000%, 12/01/2019	2,415	2,558
		6,929
Miscellaneous - 1.7%
Commissioner of Iron Range Resources & Rehabilitation, Minnesota Educational Facilities (MSDCEP) (XLCA)
4.500%, 10/01/2018	1,180	1,218
Minnesota State Retirement Systems Building
5.450%, 06/01/2012	550	579
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,505
		3,302
Recreational Facility Authority - 1.2%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Escrowed to Maturity
6.700%, 08/01/2007 (b)	495	499
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
6.875%, 08/01/2010 (a)	1,685	1,792
		2,291
Revolving Funds - 1.1%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100
5.125%, 03/01/2019 (a)	2,000	2,056

Tax Revenue - 2.6%
Childrens Trust Fund, Puerto Rico, Tobacco Settlement
4.000%, 05/15/2012	500	497
Minneapolis Tax Increment Revenue, Grant Park Project
5.200%, 02/01/2022	1,000	1,006
Minneapolis, St. Anthony Falls Project
5.000%, 02/01/2017	1,040	1,040
5.300%, 02/01/2021	570	579
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project
5.000%, 08/01/2015	855	867
St. Paul Port Authority, Energy Park, Tax Increment, Escrowed to Maturity (FSA) (RAAI)
5.000%, 02/01/2008 (b)	1,075	1,087
		5,076
Transportation - 6.1%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2020	2,200	2,328
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	2,880	3,032
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Pre-refunded 01/01/2011 @ 100 (AMT) (FGIC)
5.625%, 01/01/2014 (a)	1,000	1,036
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 (a)	3,095	3,250
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	1,004
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/2013	1,250	1,346
		11,996
Utilities - 9.4%
Chaska Electric, Series A
5.600%, 10/01/2008	680	698
5.650%, 10/01/2009	720	751
5.650%, 10/01/2010	760	804
4.200%, 10/01/2015	1,000	1,011
Cohasset Pollution Control, Allete Project (RAAI)
4.950%, 07/01/2022	2,230	2,301
Princeton Public Utility System
4.100%, 04/01/2015	450	449
Rochester Electric Utility, Pre-refunded 12/01/2010 @ 100
5.000%, 12/01/2016 (a)	1,150	1,203
Shakopee Public Utilities, Series A (FSA)
4.250%, 02/01/2018	295	299
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.000%, 01/01/2011	1,270	1,310
5.250%, 01/01/2014	3,415	3,718
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.260%, 01/01/2020 (c)	3,500	2,044
4.280%, 01/01/2021 (c)	5,000	2,793
Western Minnesota Municipal Power Agency, Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,035
		18,416
Total Revenue Bonds		129,530

General Obligations - 32.2%
Anoka County Capital Improvements, Series A
4.100%, 02/01/2018	610	613
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	2,000
Anoka-Hennepin Independent School District #11 (MSDCEP)
5.000%, 02/01/2014	2,000	2,091
Anoka-Hennepin Independent School District #11, Series A (MSDCEP)
5.000%, 02/01/2012	1,000	1,047
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 (d)	600	628
Cambridge Independent School District #911, Series A (MBIA) (MSDCEP)
4.000%, 02/01/2016	1,060	1,068
Centennial Independent School District #12, Series A, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (d)	1,040	1,096
Chaska Independent School District #112, Series A (MBIA) (MSDCEP)
4.250%, 02/01/2019	1,000	1,013
Crow Wing County, Series A (MBIA)
4.500%, 02/01/2014	1,000	1,047
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,034
Foley Independent School District #51, School Building, Series A (MSDCEP)
4.000%, 02/01/2017	1,140	1,142
Kingsland Independent School District #2137, School Building, Series A (FSA) (MSDCEP)
4.125%, 02/01/2020	515	514
Lake Superior Independent School District #381, Series C (FSA) (MSDCEP)
4.000%, 10/01/2017	1,000	1,005
Lakeville Independent School District #194 (MSDCEP)
5.000%, 02/01/2016	2,000	2,045
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2008 @ 100 (MSDCEP)
5.125%, 02/01/2022 (d)	1,000	1,011
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 (d)	2,435	2,584
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 (d)	3,450	3,643
5.000%, 04/01/2016 (d)	2,510	2,651
Mounds View Independent School District #621, Series A (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,462
5.000%, 02/01/2019	2,565	2,699
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/2010	1,230	1,284
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 (d)	1,000	1,053
5.350%, 02/01/2016 (d)	1,000	1,057
Northfield Independent School District #659 (MSDCEP)
4.600%, 02/01/2013	1,100	1,139
5.000%, 02/01/2015	1,295	1,359
Pequot Lakes Independent School District #186, Crossover Refunded 02/01/12 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 (d)	500	530
Perham (AMT)
5.850%, 05/01/2015	1,205	1,258
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/2013 (d)	1,095	1,131
Prior Lake Independent School District #719, School Building, Series A (FSA) (MSDCEP)
4.000%, 02/01/2020	430	423
Prior Lake Independent School District #719, School Building, Series B (MBIA) (MSDCEP)
4.000%, 02/01/2020	1,000	984
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,836
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,067
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	1,000	1,140
Ramsey County, Series D
5.000%, 02/01/2014	2,000	2,159
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2020 (d)	1,215	1,281
Rochester Independent School District #535, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2015 (d)	1,595	1,667
Rochester Wastewater, Series A
4.000%, 12/01/2018	1,140	1,142
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
4.000%, 02/01/2013 (c) (d)	1,055	810
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
4.000%, 02/01/2012 (c) (d)	1,790	1,455
South Washington County, Independent School District #833, Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,085
St. Cloud Library Sales Tax, Series B (FSA)
4.000%, 02/01/2018	1,000	998
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2010 (d)	1,000	1,027
5.600%, 02/01/2015 (d)	725	749
St. Michael Independent School District #885, Crossover Refunded 02/01/12 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (d)	1,690	1,782
5.000%, 02/01/2017 (d)	1,000	1,054
Stillwater Independent School District #834 (MSDCEP)
4.750%, 02/01/2011	2,140	2,181
Total General Obligations		63,044

Certificate of Participation - 0.5%
Northeast Metropolitan Intermediate School District #916 (MLO)
4.250%, 01/01/2015	1,000	1,008

Total Municipal Bonds
(Cost $186,825)		193,582

Short-Term Investment - 0.2%	SHARES
Federated Minnesota Municipal Cash Trust
(Cost $303)	303,062	303
Total Investments - 99.2%
(Cost $187,128)		193,885
Other Assets and Liabilities, Net - 0.8%		1,629
Total Net Assets - 100.0%		$195,514

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2007.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $8,036, which represents 4.1% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.8%
Revenue Bonds - 88.8%
Continuing Care Retirement Communities - 2.8%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$500	$525
5.750%, 01/01/2037	300	314
Golden Valley, Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,750	1,810
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	1,275	1,294
Prior Lake Senior Housing Revenue, Shepherds Path Senior Housing, Series B
5.700%, 08/01/2036	1,000	1,030
		4,973
Economic Development - 4.4%
Minneapolis Community Development, Series G-3, Pre-refunded 12/01/2011 @ 100
5.450%, 12/01/2031 (a)	3,250	3,489
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	509
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
7.250%, 08/01/2020	1,000	1,047
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
7.250%, 08/01/2020	1,385	1,449
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,120	1,172
		7,666
Education - 7.6%
Golden Valley, The Breck School, Pre-refunded 10/01/2009 @ 100
5.750%, 10/01/2014 (a)	1,000	1,049
Minneapolis, The Blake School Project
5.450%, 09/01/2021	2,000	2,097
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Pre-refunded 05/01/2010 @ 100
6.625%, 05/01/2020 (a)	1,000	1,064
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	1,750	1,811
Minnesota State Higher Education Facilities Authority, St. John University, Series 6-G
4.500%, 10/01/2026	1,000	1,002
Minnesota State Higher Education Facilities Authority, St. Olaf College, Series 6-0
4.500%, 10/01/2027	2,500	2,483
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T
6.000%, 01/01/2013	415	417
Moorhead Educational Facilities, Concordia College, Series A
5.000%, 12/15/2021	1,070	1,131
5.000%, 12/15/2024	1,240	1,304
St. Paul Housing & Redevelopment Authority, Community Peace Academy, Series A
5.000%, 12/01/2036	800	816
		13,174
Healthcare - 29.2%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.500%, 02/01/2024	1,050	1,079
Cuyuna Range Hospital District
5.500%, 06/01/2035	350	363
Cuyuna Range Hospital District, Series A
6.000%, 06/01/2029	3,000	3,052
Duluth Economic Development Authority, Benedictine Health System
5.250%, 02/15/2028	1,000	1,045
5.250%, 02/15/2033	1,660	1,731
Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A
7.000%, 11/01/2019	1,000	1,001
Glencoe Health Care Services Facilities Project, Glencoe Regional Health
5.000%, 04/01/2020	500	516
5.000%, 04/01/2025	1,000	1,030
5.000%, 04/01/2031	1,500	1,536
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/2011 @ 101
7.500%, 04/01/2031 (a)	1,700	1,927
Madelia Hospital Revenue, Madelia Community Hospital Project
5.250%, 10/01/2031	500	503
5.300%, 10/01/2036	600	606
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	2,067
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A
5.250%, 11/01/2016	305	321
5.850%, 11/01/2023	875	950
Minneapolis Healthcare System, Allina Health System, Series A
6.000%, 11/15/2023	1,500	1,645
5.750%, 11/15/2032	2,400	2,578
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A
6.375%, 11/15/2029	125	135
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A (MBIA)
5.500%, 11/15/2011	500	515
5.500%, 11/15/2017	205	211
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	3,875	4,257
Monticello, Big Lake Community Hospital, Series A
5.750%, 12/01/2019	1,000	1,017
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	1,000	1,048
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,649
Northfield Housing & Redevelopment Authority, Northfield Retirement Project, Series A
5.375%, 12/01/2036	1,000	990
Redwood Falls Hospital Revenue, Redwood Area Hospital Project
5.125%, 12/01/2036	3,000	3,049
Rochester Health Care Facilities, Mayo Clinic
5.000%, 11/15/2031	1,000	1,047
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	2,091
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B
5.500%, 07/01/2025	2,000	2,145
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,325	2,393
St. Paul Housing & Redevelopment Authority, Health Partners Obligated Group
5.250%, 05/15/2026	2,000	2,113
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	883
St. Paul Housing & Redevelopment Authority, Regions Hospital
5.250%, 05/15/2018	500	509
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
5.875%, 05/01/2030	900	930
St. Paul Port Authority, HealthEast Midway Campus, Series B (MLO)
6.000%, 05/01/2030	1,800	1,864
Stillwater Health Care, Health Systems Obligated Group
5.000%, 06/01/2035	1,000	1,035
Winona Health Care Facilities, Series A
6.000%, 07/01/2034	1,000	1,088
		50,919
Housing - 14.4%
Cottage Grove Senior Housing Revenue, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	844
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	2,126
Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A (GNMA)
5.700%, 08/20/2022	1,000	1,040
Eden Prairie Multifamily Housing, Preserve Place (GNMA)
5.500%, 01/20/2018	500	514
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,958
Hopkins Elderly Housing, St. Theresa Project, Series A (FHA) (GNMA)
5.600%, 11/20/2017	500	513
Hopkins Multifamily Housing, Renaissance Project
6.250%, 04/01/2015	500	511
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	2,018
Minneapolis & St. Paul Housing Financing Board, Single Family, Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	1,000	1,019
Minneapolis Housing Revenue, Keeler Apartments, Series A
5.000%, 10/01/2037	1,350	1,335
Minnesota State Housing Finance Agency, Residential Housing, Series B (AMT)
4.750%, 07/01/2026	1,000	1,007
5.650%, 07/01/2033	725	749
Minnesota State Housing Finance Agency, Residential Housing, Series B1-RMK (AMT)
5.350%, 07/01/2033	1,385	1,418
Minnesota State Housing Finance Agency, Residential Housing, Series D (AMT)
4.700%, 07/01/2027	3,465	3,470
Minnesota State Housing Finance Agency, Residential Housing, Series F (AMT)
5.400%, 07/01/2030	2,375	2,440
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	390	404
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,641
Pine City Health Care & Housing Revenue, North Branch, Series A (GNMA)
5.000%, 10/20/2047	550	567
St. Louis Park, Multifamily Housing, Park Ridge Apartments (FHA) (GNMA)
5.250%, 11/01/2020	500	515
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,041
		25,130
Lease Revenue - 4.2%
Lakeville Housing & Redevelopment Authority, Ice Arena Project (MLO)
4.500%, 02/01/2026	1,000	997
4.625%, 02/01/2032	585	586
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A (MLO)
4.900%, 02/01/2015	850	870
5.000%, 02/01/2016	895	918
5.100%, 02/01/2017	900	924
Pine County Housing & Redevelopment Authority, Series A (MLO)
5.000%, 02/01/2028	1,000	1,039
5.000%, 02/01/2031	1,890	1,961
		7,295
Miscellaneous - 5.5%
Little Canada Commercial Development, RLF Minnesota Project (MLO)
5.000%, 04/01/2013	1,040	1,046
Minnesota State Retirement Systems Building
5.875%, 06/01/2027	7,000	7,425
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,134
		9,605
Recreational Facility Authority - 2.4%
Moorhead, Golf Course, Series B
5.875%, 12/01/2021	2,000	2,028
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
7.375%, 08/01/2029 (a)	2,000	2,152
		4,180
Tax Revenue - 1.1%
Duluth Economic Development Authority
8.000%, 08/01/2008	100	104
Minneapolis, St. Anthony Falls Project
5.650%, 02/01/2027	400	410
5.750%, 02/01/2027	300	310
St. Anthony Housing & Redevelopment Authority, Silver Lake Village
5.625%, 02/01/2031	1,000	1,025
		1,849
Transportation - 1.8%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Pre-refunded 01/01/2010 @ 101 (FGIC)
5.750%, 01/01/2032 (a)	3,000	3,191

Utilities - 15.4%
Chaska Electric, Series A
6.100%, 10/01/2030	45	48
Chaska Electric, Series A, Pre-refunded 10/01/2010 @ 100
6.100%, 10/01/2030 (a)	4,955	5,351
Puerto Rico Electric Power Authority, Series SS (MBIA)
5.000%, 07/01/2024	2,000	2,135
Rochester Electric Utility, Series C
5.000%, 12/01/2030	1,500	1,596
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.220%, 01/01/2019 (b)	4,000	2,448
4.350%, 01/01/2024 (b)	12,000	5,836
4.370%, 01/01/2025 (b)	7,000	3,249
4.390%, 01/01/2026 (b)	8,300	3,676
4.400%, 01/01/2027 (b)	3,000	1,270
Western Minnesota Municipal Power Agency (AMBAC)
5.500%, 01/01/2015	550	584
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/2016 (c)	410	578
		26,771
Total Revenue Bonds		154,753

General Obligations - 9.0%
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.750%, 02/01/2017 (d)	$1,000	$1,056
Becker Independent School District #726, Series A, Crossover Refunded 02/01/2010 @ 100 (FSA) (MSDCEP)
6.000%, 02/01/2021 (d)	1,000	1,061
Brooklyn Center Independent School District #286, Series A (MBIA) (MSDCEP)
4.500%, 02/01/2029	1,135	1,138
Chaska Independent School District #112, Series A, Crossover Refunded 02/01/2009 @ 100 (FSA) (MSDCEP)
5.700%, 02/01/2018 (d)	1,000	1,036
Delano Independent School District #879, Series A, Crossover Refunded 02/01/2011 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/2025 (d)	1,000	1,075
Minneapolis Sports Arena
5.100%, 04/01/2013	500	507
5.100%, 10/01/2013	250	254
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,572
Rochester Wastewater, Series A
4.125%, 12/01/2023	2,285	2,256
4.250%, 12/01/2025	1,500	1,496
Sauk Rapids Independent School District #47, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP)
5.750%, 02/01/2023 (d)	2,000	2,142
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.700%, 02/01/2017 (d)	2,000	2,070
		15,663
Total Municipal Bonds
(Cost $161,791)		170,416
Short-Term Investment - 1.0%	SHARES
Federated Minnesota Municipal Cash Trust
(Cost $1,655)	1,655,427	1,655
Total Investments - 98.8%
(Cost $163,446)		172,071
Other Assets and Liabilities, Net - 1.2%		2,135
Total Net Assets - 100.0%		$174,206

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31,2007.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $20,232, which represents 11.6% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program

Schedule of Investments March 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.6%
Revenue Bonds - 77.9%
Continuing Care Retirement Communities - 3.7%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$2,082
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	500	511
Illinois Finance Authority, Friendship Village, Schaumburg, Series A
5.375%, 02/15/2025	1,800	1,834
Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,573
		6,000
Education - 7.3%
Missouri State Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,239
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project
5.000%, 11/01/2019	2,540	2,667
Missouri State Health & Educational Facilities Authority, Washington University, Series A
5.000%, 02/15/2019	1,465	1,567
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Pre-refunded 06/15/2011 @ 100
5.125%, 06/15/2041 (a)	2,150	2,266
Missouri State Health & Educational Facilities Authority, Washington University, Series B
4.250%, 01/15/2035	585	562
Northwest Missouri State University Revenue (MBIA)
4.100%, 06/01/2018	250	253
University of Missouri, Pre-refunded 11/01/2007 @ 101
5.800%, 11/01/2027 (a)	3,000	3,066
		11,620
Healthcare - 16.1%
Barton County Hospital Revenue
5.375%, 07/01/2027	1,000	1,021
Boone County Hospital
5.050%, 08/01/2020	1,200	1,233
Cape Girardeau County Authority, Southeast Missouri Hospital Association
5.625%, 06/01/2022	1,500	1,577
Carthage Hospital Revenue
6.000%, 04/01/2038	1,000	1,021
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,351
5.000%, 03/01/2022	1,000	1,035
Hermann Area Hospital District Revenue
5.100%, 09/01/2031	1,000	994
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	2,148
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 (b)	3,310	3,772
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
4.250%, 08/15/2013	735	747
5.000%, 08/15/2019	2,300	2,406
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	533
Missouri State Health & Educational Facilities Authority, SSM Health, Series A, Pre-refunded 06/01/2008 @ 101 (MBIA)
5.000%, 06/01/2018 (a)	1,555	1,594
Missouri State Health & Educational Facilities Authority, SSM Health, Series B (MBIA)
5.000%, 06/01/2018	445	455
Missouri State Health & Educational Facilities Authority, St. Lukes Episcopal
5.000%, 12/01/2017	1,000	1,056
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A (FSA)
5.000%, 11/15/2014	3,000	3,212
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	1,018
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A
6.625%, 11/15/2035	500	523
		25,696
Housing - 3.4%
Missouri State Housing Development Commission, Homeownership Loan Program, Series A-1 (AMT) (FHLMC) (FNMA) (GNMA)
4.750%, 09/01/2032	500	499
Missouri State Housing Development Commission, Homeownership Loan Program, Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	2,500	2,507
Missouri State Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	1,000	1,018
University City Industrial Development Authority, Multifamily Housing, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,413
		5,437
Lease Revenue - 16.0%
Clay County, Public Building Authority (FSA) (MLO)
5.125%, 05/15/2014	2,000	2,031
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (AMBAC) (MLO)
4.430%, 04/15/2027 (c)	2,000	831
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G (AMT) (MLO)
4.750%, 09/01/2028	4,000	4,016
Missouri State Board of Public Buildings, Series A (MLO)
5.000%, 10/15/2027	1,000	1,054
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A (MBIA) (MLO)
5.000%, 05/01/2023	2,000	2,080
5.000%, 05/01/2024	5,130	5,335
5.125%, 05/01/2026	5,000	5,211
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A (MLO)
5.000%, 05/01/2017	1,000	1,045
Missouri State Financial Board Infrastructure Facilities, Branson, Series A (MLO)
5.000%, 12/01/2017	1,000	1,034
5.375%, 12/01/2022	750	784
Springfield Public Building, Capital Improvement Project (AMBAC) (MLO)
5.000%, 03/01/2024	2,000	2,099
		25,520
Miscellaneous - 2.7%
Kansas City Industrial Development Authority Revenue, Uptown Theater & Midtown Redevelopment (MBIA)
5.000%, 04/01/2018	1,235	1,341
Kennett Industrial Development Authority, Manac Trailers USA Project (LOC: Region's Bank) (AMT)
4.250%, 03/01/2022	1,500	1,434
4.250%, 03/01/2024	500	474
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	1,060
		4,309
Revolving Funds - 12.1%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund Program, Pre-refunded 07/01/2010 @ 100
5.500%, 07/01/2016 (a)	1,875	1,981
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program
5.500%, 07/01/2016	620	654
4.750%, 07/01/2020	2,000	2,107
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water
5.500%, 07/01/2014	2,000	2,184
5.250%, 01/01/2015	2,180	2,255
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/2016	2,000	2,242
5.000%, 07/01/2023	6,655	6,942
4.750%, 07/01/2025	1,000	1,039
		19,404
Tax Revenue - 5.4%
Belton Increment Tax Revenue, Town Center Project
5.500%, 03/01/2020	250	254
5.625%, 03/01/2025	600	610
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project
5.500%, 06/01/2029	1,000	1,022
Brentwood Tax Increment Revenue, Brentwood Square Project
4.125%, 05/01/2011	250	249
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,053
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	2,024
Osage Beach Tax Increment Revenue, Prewitt's Point Project
5.000%, 05/01/2023	1,455	1,450
Riverside Tax Increment Revenue, L-385 Levee Project (MLO)
5.250%, 05/01/2020	1,000	1,035
St. Joseph Industrial Development Authority, Tax Increment Revenue, Shoppes at North Village Project
5.375%, 11/01/2023	1,000	1,016
		8,713
Transportation - 6.1%
Missouri State Highways & Transportation Road, Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 (a)	5,000	5,282
Missouri State Highways & Transportation Road, Series A, Pre-refunded 02/01/2012 @ 100
5.000%, 02/01/2022 (a)	3,225	3,413
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	1,061
		9,756
Utilities - 5.1%
Kansas City Water, Series B
5.000%, 12/01/2016	2,200	2,224
Metropolitan St. Louis Sewer District, Series A (MBIA)
5.000%, 05/01/2023	1,075	1,135
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,627
Missouri State Development Financial Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	1,057
North Central Regional Water Commission, Waterworks Systems Revenue
5.000%, 01/01/2037	2,070	2,054
		8,097
Total Revenue Bonds		124,552

General Obligations - 15.0%
Belton (MBIA)
4.250%, 03/01/2017	430	441
4.000%, 03/01/2019	360	355
Jefferson City School District, Series A (MDDP)
6.700%, 03/01/2011	1,000	1,068
Miller County School District #2 (FSA)
5.000%, 03/01/2017	1,000	1,082
North Kansas City School District #74 (MDDP)
5.000%, 03/01/2022	1,000	1,073
Platte County School District #R-3 (MBIA)
5.000%, 03/01/2024	685	722
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101 (FSA)
5.500%, 08/01/2023 (a)	3,000	3,157
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	680
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,390	1,550
St. Charles County, Francis Howell School District (FGIC) (MDDP)
5.250%, 03/01/2018	2,095	2,333
St. Joseph School District (FSA) (MDDP)
5.250%, 03/01/2017	1,500	1,665
St. Louis County
5.000%, 02/01/2012	3,250	3,447
St. Louis County Public Safety, Pre-refunded 08/15/2009 @ 100 (FGIC)
5.125%, 02/15/2017 (a)	4,185	4,326
St. Louis County Rockwood School District #R-6, Series A
5.000%, 02/01/2014	2,000	2,133
Total General Obligations		24,032

Certificates of Participation - 5.7%
Carthage Sewer Project (AGTY) (MLO)
3.950%, 08/01/2014	160	162
5.000%, 08/01/2027	655	704
Cottleville (MLO)
5.125%, 08/01/2026	200	203
5.250%, 08/01/2031	1,100	1,121
Hazelwood School District, Energy Improvements Project (MLO)
4.200%, 03/01/2013	405	409
4.500%, 03/01/2017	515	527
4.500%, 03/01/2018	445	454
Ozark R-6 School District Lease (FSA) (MLO)
4.000%, 09/01/2018	300	297
4.250%, 09/01/2019	300	302
5.000%, 09/01/2025	665	711
Texas County Justice Center Project (AGTY) (MLO)
4.500%, 12/01/2025	3,660	3,663
Union, Series A (MLO)
5.200%, 07/01/2023	520	535
Total Certificates of Participation		9,088

Total Municipal Bonds
(Cost $152,280)		157,672

Short-Term Investment - 0.6%	SHARES
First American Tax Free Obligations Fund, Class Z (d)
(Cost $1,042)	1,042,229	1,042
Total Investments - 99.2%
(Cost $153,322)		158,714
Other Assets and Liabilities, Net - 0.8%		1,225
Total Net Assets - 100.0%		$159,939

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2007.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $11,008, which represents 6.9% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MDDP - Missouri Direct Deposit Program
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund

DESCRIPTION	PAR	VALUE +
Municipal Bonds - 99.1%
Revenue Bonds - 75.4%
Continuing Care Retirement Communities - 4.1%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$105
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	275	279
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	211
North Carolina Community Health Care Facilities, Presbyterian Homes
5.400%, 10/01/2027	410	425
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	616
		1,636
Education - 16.9%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	575	582
Nebraska Educational Finance Authority, Concordia University Project
5.350%, 12/15/2018	650	661
Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC)
5.000%, 09/01/2009	500	509
Nebraska Educational Finance Authority, Midland Lutheran College Project
5.200%, 10/01/2020	350	358
Nebraska Educational Finance Authority, Wesleyan University Project (RAAI)
5.000%, 04/01/2017	605	627
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,114
University of Nebraska Facility Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	527
University of Nebraska, Kearney Student Fees
5.000%, 07/01/2030	500	527
University of Nebraska, Lincoln Memorial Stadium Project, Series A
5.000%, 11/01/2015	500	530
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	780
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	529
		6,744
Healthcare - 26.1%
Douglas County Hospital Authority #2, Girls & Boys Town Project
4.500%, 09/01/2030	1,000	992
Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/2016	700	740
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	600	612
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	600	634
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.500%, 10/01/2033	275	279
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	200	202
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	400	412
Lancaster County Hospital Authority, Health Facilities Revenue, Immanuel Health Systems, Series A
3.810%, 07/01/2030 (a)	500	500
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
5.000%, 06/01/2021	1,500	1,577
4.250%, 06/01/2022	600	581
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 (b)	500	525
Madison County Hospital Authority #1, Faith Regional Health Services Project (RAAI)
5.500%, 07/01/2021	1,000	1,058
Nebraska Investment Finance Authority, Great Plains Regional Medical Center (RAAI)
5.200%, 11/15/2016	250	262
5.300%, 11/15/2017	805	846
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	150	156
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	690
University of Alabama at Birmingham, Hospital Revenue, Series A
4.500%, 09/01/2031	400	395
		10,461
Housing - 3.8%
Nebraska Investment Finance Authority, Single Family Housing, Series A (AMT)
5.150%, 03/01/2016	340	348
Nebraska Investment Finance Authority, Single Family Housing, Series D (AMT)
4.950%, 09/01/2026	500	511
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	655	677
		1,536
Miscellaneous - 1.9%
Aleutians East Borough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	400	429
Washington County Wastewater Facilities, Cargill Income Project (AMT)
5.900%, 11/01/2027	300	327
		756
Recreational Facility Authority - 6.1%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project
4.750%, 09/01/2024	1,365	1,391
Omaha Convention Hotel Corporation, Series A (AMBAC)
5.125%, 04/01/2026	1,000	1,051
		2,442
Revolving Funds - 1.5%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund
5.150%, 01/01/2016	580	591

Tax Revenue - 2.9%
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B
5.625%, 03/01/2036	200	209
Omaha Special Tax Revenue, Series A
5.125%, 02/01/2032	500	523
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	400	418
		1,150
Utilities - 12.1%
Alliance Electrical Systems (AMBAC)
5.000%, 12/15/2014	260	264
5.100%, 12/15/2015	460	468
Burt County Public Power District Electric Systems
4.850%, 07/01/2026	335	339
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	500	551
Cuming County Public Power District Electric Systems
3.900%, 12/01/2014	130	129
Grand Island Electrical Systems (MBIA)
5.125%, 08/15/2016	750	790
Hastings Electrical Systems (FSA)
5.000%, 01/01/2015	250	262
Lincoln Electrical Systems
5.000%, 09/01/2015	500	525
5.000%, 09/01/2026	250	263
Omaha Public Power District, Electric Systems, Series AA (FGIC)
4.500%, 02/01/2034 (c)	500	498
Omaha Public Power District, Nebraska City, Series A (AMBAC)
4.550%, 02/01/2026	750	761
		4,850
Total Revenue Bonds		30,166

General Obligations - 20.5%
Brown County
4.350%, 06/15/2026	200	200
4.700%, 12/15/2026	400	403
Douglas County School District #17, Millard Public Schools, Series A (FSA)
4.500%, 06/15/2025	250	251
Douglas County School District #54, Ralston Public Schools (FSA)
5.000%, 12/15/2016	845	888
Hayes County School District #79
4.550%, 11/15/2022	170	171
4.600%, 11/15/2023	180	181
La Vista
4.800%, 12/15/2026	345	348
La Vista, Off-Street Parking
4.700%, 04/15/2025	500	503
Lancaster County School District #1, Lincoln Public Schools
5.000%, 01/15/2017	750	791
5.250%, 07/15/2019	220	231
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental
4.500%, 10/15/2026	750	754
Omaha-Douglas Public Building
4.900%, 05/01/2016	500	521
5.100%, 05/01/2020	300	315
Saunders County (FSA)
5.000%, 11/01/2030	650	668
Scotts Bluff County
4.550%, 01/15/2026	500	507
4.500%, 01/15/2031	500	498
Washington County School District #1, Blair Community Schools
4.300%, 12/15/2027 (c)	1,000	986
Total General Obligation Bonds		8,216

Certificates of Participation - 3.2%
Western Nebraska Community College (MLO)
4.700%, 10/15/2010	295	296
4.800%, 10/15/2011	195	196
4.900%, 10/15/2012	250	251
5.000%, 10/15/2013	300	302
5.100%, 10/15/2014	250	251
Total Certificates of Participation		1,296
Total Municipal Bonds
(Cost $38,571)		39,678
Short-Term Investment - 2.2%	SHARES
First American Tax Free Obligations Fund, Class Z (d)
(Cost $865)	865,119	865
Total Investments - 101.3%
(Cost $39,436)		40,543
Other Assets and Liabilities, Net - (1.3)%		(505)
Total Net Assets - 100.0%		$40,038

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.
(a)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)	Security purchased on a when-issued basis. On March 31, 2007, the total cost of investments purchased on a when-issued basis was $1,494 or 3.7% of total net assets.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA-	American Capital Access
AMBAC-	American Municipal Bond Assurance Corporation
AMT-	Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was
$1,186, which represents 3.0% of total net assets.
FGIC-	Financial Guaranty Insurance Corporation
FSA-	Financial Security Assurance
GNMA-	Government National Mortgage Association
MBIA-	Municipal Bond Insurance Association
MLO-	Municipal Lease Obligation
RAAI-	Radian Asset Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Fund

DESCRIPTION	PAR	VALUE +
Municipal Bonds - 100.8%
Revenue Bonds - 63.4%
Continuing Care Retirement Communities - 6.9%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
5.000%, 07/01/2026	$800	$823
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A (RAAI)
5.125%, 07/01/2022	500	518
Hamilton County Health Care, Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	407
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	406
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	400	410
Toledo-Lucas County Port Authority Facilities, St. Mary Woods Project, Series A
6.000%, 05/15/2024	400	409
		2,973
Education - 17.1%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	261
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	785
Ohio State Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	420
Ohio State Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	1,045
Ohio State Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	1,048
Ohio State Higher Educational Facilities, Wittenburg University Project
5.000%, 12/01/2024	505	523
Ohio State Higher Educational Facilities, Xavier University Project (FGIC)
5.250%, 05/01/2016	1,000	1,069
Ohio State University, Series B
5.250%, 06/01/2016	1,000	1,080
University of Cincinnati, Series A (FGIC)
5.500%, 06/01/2014	1,000	1,076
		7,307
Healthcare - 14.0%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A (RAAI)
5.250%, 11/15/2016	800	858
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A
5.500%, 08/15/2022	500	529
Fairfield County Hospital Facilities, Fairfield Medical Center (RAAI)
5.000%, 06/15/2022	500	515
Franklin County Hospital, U.S. Health Corporation, Series C
3.650%, 12/01/2011	1,200	1,200
Hamilton County Hospital Facilities, Children's Medical Center, Series F (FGIC)
5.200%, 05/15/2009	1,000	1,016
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	374
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2018	125	133
5.250%, 05/15/2026	250	264
Ohio State Higher Educational Facilities, University Hospitals Health Systems, Series A
4.500%, 01/15/2031	500	486
Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	600	632
		6,007
Housing - 2.4%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	1,000	1,015

Lease Revenue - 6.9%
Cleveland-Cuyahoga County Port Authority, Rita Project (MLO) (RAAI)
5.000%, 11/15/2019	750	785
Ohio State Building Authority, State Facility, Administration Building Fund, Series A (FSA) (MLO)
5.500%, 04/01/2016	1,000	1,080
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A (MLO)
5.250%, 12/01/2017	1,000	1,079
		2,944
Miscellaneous - 2.8%
Aleutians East Borough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	150	161
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	1,028
		1,189
Revolving Funds - 4.9%
Ohio State Water Development Authority, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 (a)	1,000	1,015
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 (b)	1,000	1,064
		2,079
Tax Revenue - 1.0%
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	422

Transportation - 2.5%
Columbus Regional Airport Authority (MBIA)
5.000%, 01/01/2028 (c)	1,000	1,058

Utilities - 4.9%
Hamilton Electric Systems, Series A (FSA)
4.300%, 10/15/2016	1,000	1,028
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,082
		2,110
Total Revenue Bonds		27,104

General Obligations - 37.4%
Cincinnati
5.000%, 12/01/2016	1,000	1,053
5.000%, 12/01/2017	1,000	1,050
Cincinnati School District, Classroom Construction & Improvement (FGIC)
5.250%, 12/01/2019	535	601
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/2011	500	529
Hubbard Village School District, Classroom Facilities Improvement (CIFG)
4.250%, 12/01/2027	1,000	972
Ohio State Common Schools, Series A (FGIC)
5.125%, 09/15/2022	1,750	1,845
Ohio State Higher Education, Series A
5.000%, 02/01/2019	1,000	1,042
5.000%, 08/01/2022	1,000	1,045
Ohio State Higher Education, Series B
5.000%, 11/01/2015	1,000	1,052
Ohio State Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,059
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,151
Ohio State Parks & Recreational Facilities, Series II-A (FSA)
5.250%, 02/01/2020	1,000	1,087
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	277
Solon
5.000%, 12/01/2021	1,000	1,060
Springfield City School District, Pre-refunded 12/01/2011 @ 102 (FGIC)
5.200%, 12/01/2023 (b)	1,000	1,073
Toledo City School District, School Facilities Improvement (FSA)
5.000%, 12/01/2014	1,000	1,073
Total General Obligations		15,969
Total Municipal Bonds
(Cost $41,898)		43,073

Short-Term Investment - 2.2%	SHARES
Federated Ohio Municipal Cash Trust
(Cost $931)	930,516	931
Total Investments - 103.0%		44,004
(Cost $42,829)
Other Assets and Liabilities, Net - (3.0)%		(1,281)
Total Net Assets - 100.0%		$42,723

+ Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.
(a) Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b) Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c) Security purchased on a when-issued basis. On March 31, 2007, the total cost of investments purchased on a when-issued basis was $1,058 or 2.5% of total net assets.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT- Alternative Minimum Tax. As of March 31, 2007 the aggregate market value of securities subject to the AMT was $1,015, which represents 2.4% of total net assets.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Corporation
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 99.1%
Revenue Bonds - 39.6%
Continuing Care Retirement Communities - 4.3%
Clackamas County Hospital Facilities Authority, Mary's Woods, Series A, Pre-refunded 05/15/2009 @ 102
6.125%, 05/15/2013 (a)	$1,000	$1,068
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	1,000	1,019
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,200	1,227
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
5.250%, 12/01/2026	1,000	1,030
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes
8.000%, 11/15/2026	890	901
		5,245
Economic Development - 1.3%
Port Morrow
6.250%, 06/01/2015	1,500	1,501

Education - 4.4%
Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
5.000%, 05/01/2022	3,130	3,267
Multnomah County Educational Facilities, University of Portland (AMBAC)
5.700%, 04/01/2015	1,000	1,045
Oregon State Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	1,041
		5,353
Healthcare - 8.0%
Clackamas County Hospital Facilities Authority, Legacy Health Systems
5.250%, 02/15/2011	2,000	2,085
5.375%, 02/15/2012	1,000	1,041
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGTY)
4.750%, 09/01/2020	2,025	2,106
Medford Hospital Facilities Authority, Asante Health Systems, Series A (MBIA)
5.250%, 08/15/2011	325	334
5.375%, 08/15/2012	320	329
Multnomah County Hospital Facilities Authority, Providence Health Systems
5.250%, 10/01/2022	1,000	1,068
Salem Hospital Facilities Authority, Pre-refunded 08/15/2008 @ 101
5.250%, 08/15/2014 (a)	1,000	1,031
Salem Hospital Facilities Authority, Salem Hospital Project, Series A
5.000%, 08/15/2027	1,000	1,046
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	728
		9,768
Housing - 2.2%
Oregon State Housing & Community Services, Series A
6.000%, 07/01/2016	5	5
6.400%, 07/01/2018	220	222
Oregon State Housing & Community Services, Series E (FHA)
5.750%, 07/01/2013	325	330
Oregon State Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	355	355
Portland Housing Authority, Pearl Court Project (AMT)
4.000%, 01/01/2011	230	229
4.050%, 01/01/2012	235	234
4.100%, 01/01/2013	245	244
4.150%, 01/01/2014	200	199
4.200%, 01/01/2015	270	268
4.250%, 01/01/2016	280	277
4.300%, 01/01/2017	290	287
		2,650
Recreational Facility Authority - 0.9%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,069

Tax Revenue - 2.4%
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,038
Oregon State Department of Administrative Services Lottery, Series A (FSA)
5.000%, 04/01/2012	1,050	1,087
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	292
Tri-County Metropolitan Transportation District, Series 1, Escrowed to Maturity (MGT)
4.900%, 06/01/2009 (b)	500	513
		2,930
Transportation - 7.6%
Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 (a)	2,260	2,374
Oregon State Department of Transportation, Highway User Tax, Series A
5.000%, 11/15/2020	1,085	1,159
5.000%, 11/15/2024	1,325	1,402
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 (a)	1,000	1,091
Portland International Airport, Series 12-A (FGIC)
5.250%, 07/01/2011	1,165	1,206
5.250%, 07/01/2012	2,000	2,062
		9,294
Utilities - 8.5%
Eugene Electric Utilities (FSA)
5.000%, 08/01/2011	1,305	1,311
4.800%, 08/01/2013	690	699
Lane County Metropolitan Wastewater Management (FGIC)
5.000%, 11/01/2021	820	883
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,474
4.800%, 06/01/2010	400	404
Portland Water Systems, Second Lien, Series A (MBIA)
4.375%, 10/01/2024	1,635	1,642
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,083
Washington County Clean Water Services (FGIC)
5.125%, 10/01/2014	1,790	1,890
		10,386
Total Revenue Bonds		48,196

General Obligations - 54.8%
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 (b)	2,170	2,381
Clackamas Community College District (MBIA)
5.000%, 05/01/2019	1,145	1,230
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	228
Clackamas County School District #12, North Clackamas
Convertible CABs, Deferred Interest, Series B (FSA) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022 (c)	3,135	2,727
Clackamas County School District #86, Canby (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,074
5.000%, 06/15/2021	1,305	1,391
Clackamas County School District #86, Canby, Pre-refunded 06/15/2010 @ 100 (SBG)
5.500%, 06/15/2015 (a)	1,835	1,939
Clackamas County School District #115, Series A, Zero Coupon Bond (MBIA) (SBG)
4.658%, 06/15/2024 (d)	2,430	1,100
Clackamas County School District #115, Series B (MBIA) (SBG)
4.500%, 06/15/2021	1,975	2,023
Deschutes & Jefferson Counties School District #2, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 (a)	1,725	1,847
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/2013	1,250	1,339
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
4.260%, 06/15/2021 (d)	1,000	549
Deschutes County (FSA)
5.000%, 12/01/2014	1,755	1,866
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,090
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,123
Lake Oswego (MBIA)
5.250%, 06/01/2013	1,035	1,123
Lane & Douglas Counties School District #97-J (FGIC) (SBG)
5.375%, 06/15/2016	1,235	1,384
Lane County School District #19, Springfield, Zero Coupon Bond (FSA) (SBG)
4.622%, 06/15/2024 (d)	2,555	1,164
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,165
Lane County School District #52, Bethel, Pre-refunded 06/15/2010 @ 100 (SBG)
5.350%, 06/15/2011 (a)	1,285	1,352
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 (a)	1,000	1,102
Marion & Clackamas Counties School District #4J, Silver Falls (MBIA) (SBG)
4.500%, 06/15/2022	1,305	1,334
McMinnville School District #40 (FSA)
5.500%, 06/15/2013	1,000	1,097
Metro
5.250%, 09/01/2014	1,000	1,067
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 (a)	1,000	1,076
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 (a)	1,780	1,906
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,115
Multnomah-Clackamas County School District #28JT, Zero Coupon Bond (AMBAC) (SBG)
4.069%, 06/01/2016 (d)	1,000	689
North Lincoln Fire & Rescue District #1 (FSA)
4.250%, 02/01/2018	125	128
Oregon State Board of Higher Education, Series D
5.000%, 08/01/2020	1,000	1,066
Oregon State Pollution Control, Series A
4.875%, 11/01/2011	455	458
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 (a)	1,375	1,465
Portland Emergency Facilities, Series A
5.000%, 06/01/2012	1,060	1,088
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,067
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,060
Salem-Keizer School District #24-J (FSA)
5.100%, 06/01/2012	2,000	2,032
Salem-Keizer School District #24-J, Pre-refunded 06/01/2009 @ 100 (SBG)
5.250%, 06/01/2012 (a)	1,000	1,034
Sweet Home Fire & Ambulance District (FSA)
4.250%, 01/01/2017	255	263
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A
5.250%, 07/01/2012	1,000	1,042
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/2013	870	964
Umatilla County School District #016-R, Pendleton (FGIC)
5.250%, 07/01/2014	1,540	1,688
Wasco County School District #12 (FSA) (SBG)
5.500%, 06/15/2014	1,080	1,199
Washington, Multnomah & Yamill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,083
Washington, Multnomah & Yamill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100
5.250%, 06/01/2012 (a)	1,185	1,225
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.500%, 06/01/2013	1,000	1,099
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
3.980%, 06/15/2014 (d)	1,030	775
Washington Clackamas & Yamhill Counties School District #88J, Deferred Interest, Series A, Zero Coupon Bond (MBIA) (SBG)
4.673%, 06/15/2024 (d)	3,050	1,377
Washington County
5.000%, 06/01/2022	2,000	2,164
Washington County School District #48-J, Beaverton, Series A (FSA)
5.000%, 06/01/2016	1,500	1,619
Wilsonville
5.000%, 12/01/2010	110	111
Yamhill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/2015	2,010	2,220
5.250%, 06/15/2016	1,835	2,039
Total General Obligations		66,747

Certificates of Participation - 4.7%
Multnomah County (MLO)
4.750%, 08/01/2011	1,685	1,724
Oregon State Department of Administrative Services, Series A (AMBAC) (MLO)
5.000%, 05/01/2014	1,240	1,284
Oregon State Department of Administrative Services, Series A (FSA) (MLO)
5.000%, 05/01/2014	1,200	1,276
Oregon State Department of Administrative Services, Series A (FGIC) (MLO)
5.000%, 11/01/2018	1,060	1,147
Oregon State Department of Administrative Services, Series B (AMBAC) (MLO)
5.000%, 11/01/2011	315	320
Total Certificates of Participation		5,751
Total Municipal Bonds
(Cost $117,835)		120,694
Other Assets and Liabilities, Net - 0.9%		1,133
Total Net Assets - 100.0%		$121,827

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a) Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b) Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d) Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2007.
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $1,738, which represents 1.4% of total net assets.
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MGT - Morgan Guaranty Trust
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
SBG - School Board Guaranty

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund

DESCRIPTION	PAR	VALUE +
Municipal Bonds - 97.4%
Arizona - 3.7%
Revenue Bonds - 3.7%
Glendale Industrial Development Authority
4.250%, 05/15/2008	$1,240	$1,246
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2011	3,815	3,945
University Medical Center (PUFG)
5.000%, 07/01/2007	300	301
5.000%, 07/01/2008	700	708
5.000%, 07/01/2009	500	510
		6,710

California - 11.3%
Revenue Bond - 0.3%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	510

General Obligations - 11.0%
California State
6.000%, 08/01/2008	10,000	10,117
5.000%, 09/01/2011	5,000	5,269
Roseville Natural Gas Financing Authority
4.000%, 02/15/2010	1,000	1,008
5.000%, 02/15/2012	3,500	3,688
		20,082
		20,592
Colorado - 0.5%
Revenue Bonds - 0.5%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	504
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	448
		952

Florida - 14.4%
Revenue Bonds - 14.4%
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	15,000	15,605
Florida State Department of Environmental Protection Preservation, Florida Forever, Series B (MBIA)
5.000%, 07/01/2011	10,000	10,519
		26,124

Georgia - 1.2%
Revenue Bond - 1.2%
Cartersville Development Authority, Sewer Facilities, Anheuser Busch (AMT)
5.625%, 05/01/2009	2,075	2,146

Illinois - 6.8%
Revenue Bonds - 5.4%
Illinois Development Finance Authority, People's Gas, Light & Coke, Series B, Mandatory Put 02/01/2008 @ 100 (AMBAC)
3.050%, 02/01/2033	3,000	2,980
Illinois Educational Facilities Authority, Art Institute of Chicago, Pre-refunded 03/01/2008 @ 100
3.100%, 03/01/2034 (a)	565	561
Illinois Educational Facilities Authority, Art Institute of Chicago, Unrefunded, Mandatory Put 03/01/2008 @ 100
3.100%, 03/01/2034	1,435	1,421
Illinois Finance Authority, Clare at Watertower Project, Series A
5.100%, 05/15/2011	1,000	999
Illinois Finance Authority, DePaul University, Series A
5.000%, 10/01/2007	1,000	1,005
5.000%, 10/01/2009	2,405	2,469
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	500
		9,935
General Obligations - 1.4%
Cook County High School District #209, Convertible CABs, 0.000% through 11/30/2007, thereafter 4.000% (FSA)
0.000%, 12/01/2008 (b)	1,485	1,465
Lake County School District #112, Highland Park
9.000%, 12/01/2007	1,000	1,034
		2,499
		12,434
Indiana - 4.5%
Revenue Bonds - 4.5%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	1,027
Indiana Health Facility Financing Authority, Ascension Health Credit
5.000%, 05/01/2009	7,000	7,189
		8,216

Iowa - 0.6%
Revenue Bond - 0.6%
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	1,016

Kansas - 0.8%
Revenue Bond - 0.8%
Augusta Electric Generating & Distribution System, Escrowed to Maturity
6.700%, 11/15/2007 (c)	1,440	1,453

Kentucky - 0.2%
Revenue Bonds - 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity
6.125%, 07/01/2007 (c)	115	115
Owensboro Electric, Light & Power, Escrowed to Maturity
6.850%, 01/01/2008 (c)	160	164
		279

Louisiana - 1.2%
Revenue Bond - 1.2%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	2,102

Michigan - 0.1%
Revenue Bond - 0.1%
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity
7.125%, 05/01/2009 (c)	245	253

Minnesota - 2.7%
Revenue Bonds - 2.7%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,958
Minnesota Municipal Power Agency
4.500%, 10/01/2010	1,000	1,024
Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/2008 @ 100 (LOC: Allied Irish Bank)
4.600%, 04/01/2028	815	821
Monticello, Big Lake Community Hospital District, Series C
4.250%, 12/01/2007	440	440
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.605%, 02/01/2009 (d)	13	13
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus (MLO)
5.000%, 05/01/2010	555	560
		4,816

Mississippi - 1.7%
General Obligation - 1.7%
Mississippi State, Escrowed to Maturity
6.200%, 02/01/2008 (c)	2,960	3,009

Missouri - 2.9%
Revenue Bonds - 2.1%
Illinois Missouri Bi-state Development Agency, Metropolitan District, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
3.950%, 10/01/2035	2,500	2,514
Osage Beach Tax Increment, Prewitt's Point Project
4.625%, 05/01/2011	1,290	1,282
		3,796
General Obligation - 0.8%
Blue Springs Neighborhood Improvements, Series A
4.125%, 03/01/2009	1,500	1,502
		5,298

Nebraska - 1.1%
Revenue Bonds - 1.1%
Douglas County Hospital Authority #002, Nebraska Medical Center (GTY)
5.000%, 11/15/2007	1,000	1,006
5.000%, 11/15/2008	1,000	1,017
		2,023

Nevada - 3.2%
Revenue Bonds - 3.2%
Clark County Pollution Control, Series A, Mandatory Put 03/02/2009 @ 100 (AMT)
3.250%, 06/01/2031	3,000	2,951
Clark County Pollution Control, Series C, Mandatory Put 03/02/2009 @ 100 (AMT)
3.250%, 06/01/2031	3,000	2,951
		5,902

New Jersey - 4.0%
Revenue Bonds - 4.0%
New Jersey Economic Development Authority, Cigarette Tax
5.000%, 06/15/2007	2,000	2,004
New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A
5.000%, 07/01/2007	2,465	2,471
5.000%, 07/01/2008	1,585	1,604
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (c)	1,175	1,200
		7,279

New Mexico - 1.1%
Revenue Bond - 1.1%
Gallup Pollution Control, Tri-state Generation (AMBAC)
5.000%, 08/15/2010	1,910	1,986

New York - 3.1%
Revenue Bond - 1.1%
New York State Dormitory Authority, Rochester General Hospital (RAAI)
5.000%, 12/01/2010	1,970	2,050

General Obligation - 2.0%
New York, Series A
5.000%, 08/01/2011	3,435	3,602
		5,652

North Carolina - 2.5%
Revenue Bonds - 2.5%
North Carolina Medical Care Commission, Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2007	410	411
5.000%, 10/01/2008	1,530	1,542
North Carolina Medical Care Commission, Health Care Facilities, Series A
2.500%, 11/01/2007	1,000	991
University North Carolina Chapel Hill, University Hospital, Series A
5.000%, 02/01/2010	1,060	1,096
5.000%, 02/01/2011	500	522
		4,562

Ohio - 2.7%
Revenue Bond - 2.7%
Allen County Economic Development, Young Men's Christian Association, Mandatory Put 04/14/2008 @ 100
3.000%, 04/15/2018 (d)	5,000	4,953

Oklahoma - 0.6%
Revenue Bond - 0.6%
Ponca City Utility Authority, Escrowed to Maturity
6.000%, 07/01/2008 (c)	1,110	1,142

Oregon - 8.7%
Revenue Bond - 8.7%
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	15,000	15,838

Pennsylvania - 0.5%
Revenue Bonds - 0.5%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A
3.450%, 08/15/2007	300	299
Ringgold School District Authority, Escrowed to Maturity
6.700%, 01/15/2008 (c)	625	637
		936

Puerto Rico - 2.4%
General Obligation - 2.4%
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/2008 @ 100
5.000%, 07/01/2018	4,250	4,308

South Carolina - 1.2%
Revenue Bonds - 1.2%
Charleston County Hospital Facilities, Carealliance Health Services, Series A
5.000%, 08/15/2007	700	703
Georgetown County Pollution Control, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,561
		2,264

South Dakota - 5.0%
Revenue Bonds - 5.0%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put & Pre-refunded 11/15/2007 @ 100
4.750%, 11/15/2033 (a)	1,675	1,685
South Dakota State Health & Educational Facilities Authority, Avera Health (AMBAC)
4.000%, 07/01/2031	7,500	7,500
		9,185

Tennessee - 0.8%
Revenue Bond - 0.8%
Clarksville Natural Gas Acquisition Corporation
5.000%, 12/15/2008	1,500	1,530

Texas - 5.1%
Revenue Bonds - 4.3%
Brazos River Harbor Naval District, Brazoria County Environmental, Dow Chemical Project, Series A-3, Mandatory Put 05/15/2007 @ 100 (AMT)
4.950%, 05/15/2033	3,000	3,004
Dallas Fort Worth International Airport, Series A (AMT)
5.000%, 11/01/2007	1,500	1,509
Houston Health Facilities Development, Buckingham Senior Living Community, Series A
4.900%, 02/15/2010	1,020	1,029
Richardson Hospital Authority
5.000%, 12/01/2007	1,230	1,238
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity
8.500%, 12/01/2008 (c)	365	382
Tyler Health Facilities Development, Mother Frances Hospital
5.000%, 07/01/2007	575	576
		7,738
General Obligation - 0.8%
Donna Independent School District
4.000%, 02/15/2011	1,505	1,521
		9,259

Wisconsin - 2.8%
Revenue Bonds - 1.1%
Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,000	1,034
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A
5.000%, 08/15/2007	1,000	1,004
		2,038
General Obligation - 1.7%
Wisconsin State Certificates of Participation, Master Lease, Series A (MBIA) (MLO)
5.000%, 09/01/2011	2,885	3,034
		5,072

Total Municipal Bonds
(Cost $177,529)		177,291
Short-Term Investment - 1.7%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $3,115)	3,115,170	3,115
Total Investments - 99.1%		180,406
(Cost $180,644)
Other Assets and Liabilities, Net - 0.9%		1,671
Total Net Assets - 100.0%		$182,077

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(d)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $14,519, which represents 8.0% of total net assets.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GTY - Assured Guaranty
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
PUFG - Permanent University Fund Guarantee
RAAI - Radian Asset Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 99.2%
Alabama - 0.7%
Revenue Bonds - 0.7%
Bessemer Water Revenue (AMBAC)
5.750%, 07/01/2016	$2,500	$2,554
Camden Industrial Development Board, Weyerhaeuser Company, Series A
6.125%, 12/01/2024	1,000	1,094
Camden Industrial Development Board, Weyerhaeuser Company, Series B (AMT)
6.375%, 12/01/2024	350	384
		4,032
Alaska - 1.5%
Revenue Bonds - 1.1%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,071
6.000%, 07/01/2011	4,040	4,397
Alaska State Housing Finance Corporation, Series A (MBIA)
5.900%, 12/01/2019	695	702
		6,170
General Obligation - 0.4%
Anchorage, Series B (MBIA)
5.000%, 07/01/2022	2,000	2,097
		8,267
Arizona - 1.2%
Revenue Bonds - 1.2%
Arizona Health Facilities Authority, The Terraces Project, Series A
7.500%, 11/15/2023	3,000	3,344
Maricopa County Industrial Development Authority, Mayo Clinic
5.000%, 11/15/2031	500	523
Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	1,760	1,796
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,313
		6,976
Arkansas - 0.2%
Revenue Bond - 0.2%
Washington County Arkansas Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,000	1,028

California - 14.5%
Revenue Bonds - 6.7%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	2,500	2,548
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C (AMT)
5.125%, 11/01/2023	5,000	5,180
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101
5.375%, 05/01/2022 (a)	4,500	4,910
California State Public Works Board Mental Health-Coalinga, Series A (MLO)
5.500%, 06/01/2019	3,000	3,301
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.250%, 11/15/2023	4,000	4,217
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,600
Golden State Tobacco Securitization, Series B, Pre-refunded 06/01/2013 @ 100
5.500%, 06/01/2033 (a)	6,940	7,612
University of California, Series J
4.000%, 05/15/2010	6,105	6,185
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	1,027
		37,580
General Obligations - 7.8%
California State
5.000%, 02/01/2021	5,500	5,775
4.750%, 04/01/2022	500	506
5.000%, 08/01/2022 (b)	5,000	5,319
4.500%, 08/01/2026 (b)	10,000	9,948
5.000%, 09/01/2027	10,000	10,553
4.500%, 03/01/2030	10,000	9,859
California State, Pre-refunded 02/01/2014 @ 100
5.000%, 02/01/2033 (a)	2,000	2,161
		44,121
		81,701
Colorado - 3.4%
Revenue Bonds - 3.2%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,746
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 (a)	1,500	1,722
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	1,250
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities
5.900%, 10/01/2027	2,500	2,688
5.000%, 06/01/2029	2,000	2,064
Colorado State Health Facilities Authority, Parkview Medical Center
6.500%, 09/01/2020	1,000	1,090
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.800%, 01/15/2027	1,500	1,586
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	1,035
Montrose Memorial Hospital
6.000%, 12/01/2028	1,000	1,082
6.000%, 12/01/2033	1,000	1,079
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC)
4.430%, 06/15/2029 (c)	10,000	2,782
		18,124
General Obligation - 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	1,000	1,018
		19,142
Florida - 3.2%
Revenue Bonds - 2.7%
Capital Trust Agency, Fort Lauderdale Project (AMT)
5.750%, 01/01/2032	1,000	1,047
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	5,000	5,202
Florida State Department of Transportation, Alligator Alley, Pre-refunded 07/01/2007 @ 101 (FGIC)
5.125%, 07/01/2013 (a)	1,280	1,297
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	8,000	7,758
		15,304
Certificate of Participation - 0.5%
Palm Beach County School Board (FGIC)
5.000%, 08/01/2018	2,415	2,612
		17,916
Georgia - 2.3%
Revenue Bonds - 2.3%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,343
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,588
6.125%, 02/15/2034	2,500	2,640
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project
5.500%, 05/15/2031	5,000	5,197
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	1,138
		12,906
Idaho - 0.4%
Certificates of Participation - 0.4%
Madison County Hospital
5.250%, 09/01/2026	1,000	1,060
5.250%, 09/01/2030	1,000	1,056
		2,116
Illinois - 8.1%
Revenue Bonds - 5.2%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC)
7.500%, 08/01/2010 (d)	880	938
Illinois Development Finance Authority, Adventist Health System, Pre-refunded 11/15/2009 @ 101
5.500%, 11/15/2029 (a)	5,000	5,273
Illinois Financial Authority, Clare At Water Tower Project, Series A
6.000%, 05/15/2025	2,350	2,449
Illinois Financial Authority, Friendship Village Schaumburg, Series A
5.375%, 02/15/2025	1,700	1,732
Illinois Financial Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	2,449
Illinois Financial Authority, Luther Oaks Project, Series A
6.000%, 08/15/2039	2,000	2,105
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,726
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
5.500%, 12/01/2022	4,000	4,262
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Pre-refunded 08/15/2011 @ 101
7.375%, 08/15/2031 (a)	3,000	3,455
Illinois State Toll Highway Authority, Series A
6.300%, 01/01/2012	1,000	1,108
Northern Illinois University, Auxiliary Facilities Systems, Partially Pre-refunded 04/01/2007 @ 100 (FGIC)
5.700%, 04/01/2016 (a)	1,000	1,002
		29,499
General Obligations - 2.9%
Cook County, Series A (MBIA)
6.250%, 11/15/2012	9,090	10,237
Cook County Community School District #97, Oak Park, Series B (FGIC)
9.000%, 12/01/2011	2,235	2,731
Illinois State (FGIC)
5.250%, 02/01/2013	1,400	1,416
St. Clair County (FGIC)
6.000%, 10/01/2011	2,020	2,166
		16,550
		46,049
Indiana - 2.0%
Revenue Bonds - 2.0%
Indiana Health & Educational Facilities Hospital Financing Authority, Clarian Health Obligation Group, Series A
5.000%, 02/15/2039	700	717
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2011	1,000	1,080
6.000%, 01/01/2012	1,000	1,097
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	3,185	3,488
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (AGTY)
5.100%, 01/15/2017	3,000	3,179
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	1,024
5.000%, 01/15/2027	775	789
		11,374
Iowa - 2.6%
Revenue Bonds - 2.6%
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	1,570	1,587
Iowa Higher Education Loan Authority, Central College Project (RAAI)
5.500%, 10/01/2031	1,500	1,575
Iowa Higher Education Loan Authority, Private College Facility - Simpson College
5.100%, 12/01/2035	2,000	2,047
Iowa Higher Education Loan Authority, Wartburg College, Series A
5.100%, 10/01/2025	1,635	1,682
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	650	670
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 (d)	740	800
Washington County, Hospital Revenue
5.500%, 07/01/2032	1,250	1,296
Xenia Rural Water District (CIFG)
4.625%, 12/01/2036	5,000	5,006
		14,663
Kansas - 0.4%
Revenue Bond - 0.4%
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	2,136

Louisiana - 1.7%
Revenue Bonds - 1.7%
Baton Rouge Sales & Use Tax, Public Improvements, Series A, Pre-refunded 08/01/2008 @ 101.50 (FGIC)
5.250%, 08/01/2015 (a)	2,030	2,102
Jefferson Parish, Drain Sales Tax (AMBAC)
5.000%, 11/01/2011	1,000	1,051
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA)
7.100%, 08/01/2011 (d)	1,000	1,115
Lafayette, Public Improvement Sales Tax, Series B (FGIC)
7.000%, 03/01/2008	1,000	1,029
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1 (MBIA)
5.100%, 11/15/2014	1,500	1,540
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	3,005
		9,842
Massachusetts - 0.6%
Revenue Bonds - 0.6%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	2,470	2,563
Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	1,015
		3,578
Michigan - 0.7%
Revenue Bond - 0.4%
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A
5.250%, 07/01/2030	2,000	2,074

General Obligation - 0.3%
Thornapple Kellogg School Building & Site (MQSBLF)
5.500%, 05/01/2016	1,810	1,966
		4,040
Minnesota - 7.4%
Revenue Bonds - 6.5%
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	1,022
Cuyuna Range Hospital District, Series A
6.000%, 06/01/2029	650	661
Duluth Economic Development Authority, Benedictine Health System
5.250%, 02/15/2033	3,500	3,649
Fergus Falls Health Care Facilities Authority, Series A
7.000%, 11/01/2019	150	150
Maple Grove Health Care Facilities, North Memorial Health Care
4.250%, 09/01/2025	1,000	966
Minneapolis Healthcare System, Fairview Health Services, Series A, Pre-refunded 05/15/2012 @ 101
5.625%, 05/15/2032 (a)	7,000	7,671
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	102
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	2,905	3,192
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	2,995	3,140
Rochester Electric Utility, Series C
5.000%, 12/01/2030	4,000	4,255
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	1,046
Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A, Zero Coupon Bond (MBIA)
4.280%, 01/01/2021 (c)	5,000	2,793
4.330%, 01/01/2023 (c)	3,000	1,528
4.350%, 01/01/2024 (c)	2,245	1,092
St. Paul Housing & Redevelopment Authority, Health Care Facilities, Healthpartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,585
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	1,030
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	3,000	3,104
		36,986
General Obligations - 0.9%
Rochester, Waste Water, Series A
4.125%, 12/01/2024	2,385	2,342
4.250%, 12/01/2026	2,610	2,589
		4,931
		41,917
Missouri - 0.8%
Revenue Bonds - 0.8%
Bi-State Development Agency, Missouri Illinois Metropolitan District, St. Clair County Metrolink Project (FSA)
5.250%, 07/01/2027	3,185	3,564
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	1,060
		4,624
Montana - 1.1%
Revenue Bonds - 1.1%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	3,500	3,614
Montana Facilities Financial Authority, Senior Living St. John's Lutheran, Series A
6.125%, 05/15/2036	2,500	2,616
		6,230
Nebraska - 2.5%
Revenue Bonds - 2.5%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project
4.750%, 09/01/2024	2,750	2,803
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
5.000%, 06/01/2021	2,740	2,882
4.250%, 06/01/2022	4,200	4,067
Nebraska Educational Finance Authority, Concordia University Project
5.250%, 12/15/2015	500	509
5.350%, 12/15/2018	540	549
Omaha Metropolitan Utilities, Water Revenue, Series A
4.250%, 12/01/2021	1,500	1,500
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	1,700	1,851
		14,161
Nevada - 3.0%
Revenue Bonds - 3.0%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2031	5,000	5,262
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	4,217
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (FGIC) (AMT)
4.750%, 09/01/2036	4,000	4,009
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.000%, 11/15/2023	750	784
6.750%, 11/15/2023	2,300	2,406
		16,678
New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,330
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	842
		2,172
New Jersey - 0.6%
Revenue Bond - 0.6%
Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C (FGIC)
5.100%, 07/15/2012	3,500	3,595

New York - 2.7%
Revenue Bond - 2.0%
Liberty Development Corporation, Goldman Sachs Headquarters
5.250%, 10/01/2035	10,000	11,391

General Obligation - 0.7%
New York, Series C, Pre-refunded 03/15/2012 @ 100
5.250%, 03/15/2032 (a)	3,590	3,851
		15,242
North Carolina - 3.6%
Revenue Bonds - 1.7%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2015	500	511
5.200%, 10/01/2021	2,000	2,057
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	4,700	4,965
North Carolina Medical Care Community Health Care Facilities, Presbyterian Homes
5.400%, 10/01/2027	2,100	2,176
		9,709
General Obligation - 1.9%
North Carolina State, Series E
5.000%, 02/01/2010	10,000	10,382
		20,091
North Dakota - 0.4%
Revenue Bond - 0.4%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	2,554

Ohio - 2.1%
Revenue Bonds - 1.1%
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 (a)	125	131
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	1,055
Ohio State Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,562
5.250%, 12/01/2019	1,540	1,618
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	2,111
		6,477
General Obligation - 1.0%
Cincinnati School District, Classroom Construction & Improvement (FGIC)
5.250%, 12/01/2019	5,000	5,622
		12,099
Oklahoma - 0.6%
Revenue Bonds - 0.6%
Norman Regional Hospital Authority
5.375%, 09/01/2029	1,000	1,054
5.375%, 09/01/2036	2,325	2,438
		3,492
Oregon - 3.8%
Revenue Bonds - 3.8%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,555
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	12,500	13,198
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/2010	6,110	6,537
		21,290
Pennsylvania - 2.3%
Revenue Bonds - 0.5%
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	1,388
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	1,200	1,264
		2,652
General Obligations - 1.8%
Chester Upland School Authority, Series A (FSA)
5.250%, 09/01/2017	2,000	2,013
Montgomery County, Series C
4.250%, 12/15/2031	3,500	3,386
Pennsylvania State (AMBAC)
5.125%, 09/15/2011	5,000	5,080
		10,479
		13,131
Puerto Rico - 0.1%
General Obligation - 0.1%
Puerto Rico Public Improvements (MBIA)
5.750%, 07/01/2026	500	532

South Carolina - 2.3%
Revenue Bonds - 2.3%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	739
Lexington County Health Services District, Lexington Medical Center
5.500%, 11/01/2023	2,000	2,119
Lexington School District #2, Brookland-Cayce School District Project B (CIFG) (MLO)
4.750%, 12/01/2031	5,000	5,127
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,384
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 (a)	1,250	1,431
South Carolina State Public Service Authority, Santee Cooper, Series A (MBIA)
5.000%, 01/01/2030	2,000	2,116
		12,916
South Dakota - 1.7%
Revenue Bonds - 1.2%
Sioux Falls, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 (a)	2,200	2,515
South Dakota Economic Development Finance Authority, DTS Project, Series A (AMT)
5.500%, 04/01/2019	1,055	1,089
South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A (AMT)
6.000%, 04/01/2029	1,400	1,450
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	645	662
5.000%, 09/01/2031	1,250	1,276
		6,992
General Obligation - 0.1%
Sioux Falls School District #49-5, Series B
4.750%, 07/01/2020	510	534

Certificate of Participation - 0.4%
Deadwood (ACA) (MLO)
5.000%, 11/01/2020	2,000	2,059
		9,585
Tennessee - 2.8%
Revenue Bonds - 2.8%
Johnson City Health & Educational Facilities Authority, Mountain States Health, Series A
7.500%, 07/01/2033	2,500	2,899
Memphis-Shelby County Sports Authority, Memphis Arena Project, Series D (MBIA)
5.000%, 11/01/2019 (b)	3,255	3,555
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 (a)	3,000	3,410
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.250%, 09/01/2032 (a)	5,500	6,162
		16,026
Texas - 12.6%
Revenue Bonds - 10.5%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	513
6.000%, 11/15/2029	2,000	2,048
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
5.875%, 11/15/2018	2,500	2,553
7.000%, 11/15/2033	4,000	4,426
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A (MBIA)
5.800%, 01/01/2031	2,000	2,098
Brazos River Authority PCR-Texas Utility Company (AMT)
7.700%, 04/01/2033	2,500	2,843
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	2,500	2,649
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,335
5.375%, 10/01/2027	1,750	1,811
Dallas Waterworks & Sewer Systems (AMBAC)
4.375%, 10/01/2032 (b)	10,000	9,708
Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A (MBIA)
5.500%, 06/01/2017	8,000	8,179
Red River Authority Sewer & Solid Waste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	4,027
Sabine River Authority Pollution Control, TXU Electric Company Project, Series B (AMT)
5.750%, 05/01/2030	5,000	5,145
San Antonio Electric & Gas
5.250%, 02/01/2010	5,000	5,213
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,722
Texas Water Development Board, Series A
5.500%, 07/15/2010	2,500	2,504
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,328
5.650%, 11/15/2035	1,100	1,131
		59,233
General Obligations - 2.1%
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	5,000	5,251
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 (d)	500	538
Laredo Independent School District (PSFG)
6.750%, 08/01/2009	2,290	2,446
Remington Municipal Utility District #1, Series A, Pre-refunded 09/01/2008 @ 100 (RAAI)
5.800%, 09/01/2025 (a)	1,000	1,030
Spring Branch Independent School District, Pre-refunded 02/01/2010 @ 100 (PSFG)
5.750%, 02/01/2025 (a)	2,400	2,531
		11,796
		71,029
Utah - 0.2%
Revenue Bonds - 0.2%
Intermountain Power Agency, Utah Power Supply, Series A (AMBAC)
6.500%, 07/01/2011	365	404
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 (d)	635	705
		1,109
Vermont - 0.2%
Revenue Bond - 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	1,017

Virginia - 0.2%
Revenue Bond - 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,064

Washington - 1.4%
Revenue Bonds - 0.5%
Snohomish County Public Utilities District #1, Escrowed to Maturity
6.750%, 01/01/2012 (d)	1,000	1,073
Washington State Public Power Supply System, Nuclear Project #3, Series A, Pre-refunded 07/01/2007 @ 102 (FSA)
5.250%, 07/01/2016 (a)	1,000	1,024
Washington State Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	746
		2,843
General Obligation - 0.9%
King County, Series F
5.125%, 12/01/2014	5,000	5,046
		7,889
Wisconsin - 2.2%
Revenue Bonds - 2.2%
Amery, Apple River Hospital Project, Pre-refunded 06/01/2008 @ 100
5.700%, 06/01/2013 (a)	1,440	1,474
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Pre-refunded 11/17/2008 @ 102
5.750%, 11/15/2027 (a)	1,000	1,048
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	1,000	1,092
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	1,034
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.000%, 02/15/2025	3,500	3,757
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	2,088
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.250%, 04/01/2034	2,000	2,116
		12,609
Wyoming - 0.7%
Revenue Bonds - 0.7%
Teton County Hospital District, St. John's Medical Center
6.750%, 12/01/2022	2,100	2,244
6.750%, 12/01/2027	1,500	1,600
		3,844
Total Municipal Bonds
(Cost $535,932)		560,662

Short-Term Investment - 2.9%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $16,085)	16,084,581	16,085

Total Investments - 102.1%
(Cost $552,017)		576,747
Other Assets and Liabilities, Net - (2.1)%		(11,820)
Total Net Assets - 100.0%		$564,927

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Security purchased on a when-issued basis. On March 31, 2007, the total cost of investment purchased on a when-issued basis was $28,708 or 5.1% of total net assets.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2007.
(d)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2007, the aggregate market value of securities subject to the AMT was $58,708, which represents 10.4% of total net assets.
CIFG - CDC IXIS Financial Guaranty
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MQSBLF - Michigan Qualified School Board Loan Fund Program
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Mortgage-Backed Securities - 33.8%
Adjustable Rate (a) - 2.6%
Federal Home Loan Mortgage Corporation Pool
6.602%, 05/01/2025, #846757	$283	$287
6.596%, 04/01/2029, #847190	2,021	2,069
7.138%, 03/01/2030, #847180 (b)	2,570	2,605
6.507%, 07/01/2030, #847240	3,208	3,244
6.657%, 06/01/2031, #846984 (b)	1,218	1,229
5.787%, 07/01/2036, #1K1238 (b)	12,588	12,649
Federal National Mortgage Association Pool
7.003%, 08/01/2030, #555843	7,386	7,579
6.977%, 03/01/2031, #545359	721	731
6.904%, 09/01/2033, #725553 (b)	2,620	2,679
5.277%, 11/01/2034, #735054	11,899	11,776
		44,848

Fixed Rate - 31.2%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808	6,621	6,542
4.000%, 10/01/2010, #M80855 (b)	10,672	10,394
4.500%, 03/01/2018, #P10023 (b)	2,781	2,744
4.500%, 05/01/2018, #P10032	5,733	5,657
5.000%, 05/01/2018, #E96700 (b)	10,244	10,129
6.500%, 01/01/2028, #G00876	1,213	1,244
6.500%, 11/01/2028, #C00676	2,436	2,513
6.500%, 12/01/2028, #C00689	1,710	1,764
6.500%, 04/01/2029, #C00742	1,024	1,056
6.500%, 07/01/2031, #A17212 (b)	4,923	5,069
6.000%, 11/01/2033, #A15521	4,099	4,151
Federal National Mortgage Association Pool
7.750%, 06/01/2008, #001464	2	2
3.790%, 07/01/2013, #386314	24,727	23,208
5.500%, 02/01/2014, #440780 (b)	2,329	2,344
7.000%, 02/01/2015, #535206	600	619
7.000%, 08/01/2016, #591038 (b)	959	988
5.500%, 12/01/2017, #673010	4,609	4,631
5.000%, 06/01/2018, #555545 (b)	7,101	7,022
5.000%, 11/01/2018, #750989 (b)	17,035	16,845
4.500%, 01/01/2019, #755666 (b)	4,205	4,082
5.000%, 11/01/2019, #725934	3,426	3,384
5.500%, 01/01/2020, #735386 (b)	8,000	8,036
5.500%, 06/01/2020, #735792	6,781	6,812
5.000%, 02/01/2021, #745279 (b)	23,141	22,829
5.000%, 02/01/2022, #912554	19,928	19,651
6.000%, 10/01/2022, #254513 (b)	4,478	4,554
5.500%, 10/01/2024, #255456 (b)	12,000	11,959
5.500%, 01/01/2025, #255575 (b)	10,179	10,145
5.500%, 02/01/2025, #255628 (b)	14,477	14,428
5.500%, 10/01/2025, #255956 (b)	18,296	18,220
7.000%, 04/01/2026, #340798	509	530
7.000%, 05/01/2026, #250551	516	537
6.500%, 02/01/2029, #252255	2,053	2,118
6.500%, 12/01/2031, #254169 (b)	5,384	5,487
6.000%, 04/01/2032, #745101 (b)	11,738	12,003
7.000%, 07/01/2032, #254379	2,881	3,003
7.000%, 07/01/2032, #545813 (b)	1,278	1,332
7.000%, 07/01/2032, #545815 (b)	790	823
6.000%, 09/01/2032, #254447	5,077	5,141
6.000%, 03/01/2033, #688330 (b)	7,879	7,978
5.500%, 04/01/2033, #694605 (b)	9,908	9,827
6.500%, 05/01/2033, #555798	6,550	6,747
5.500%, 06/01/2033, #843435 (b)	7,269	7,211
5.500%, 07/01/2033, #709446 (b)	11,703	11,607
5.500%, 07/01/2033, #728667 (b)	4,282	4,247
5.500%, 08/01/2033, #733380 (b)	11,239	11,147
5.000%, 10/01/2033, #741897 (b)	12,403	12,014
5.500%, 10/01/2033, #555800 (b)	16,818	16,680
6.000%, 11/01/2033, #772130	890	901
6.000%, 11/01/2033, #772256	1,150	1,163
5.500%, 12/01/2033, #756202 (b)	8,499	8,430
6.000%, 12/01/2033, #756200	3,956	4,003
5.000%, 03/01/2034, #725205	7,913	7,665
5.000%, 03/01/2034, #725248 (b)	3,931	3,808
5.000%, 03/01/2034, #725250	7,099	6,877
5.500%, 04/01/2034, #725424 (b)	10,266	10,182
5.500%, 05/01/2034, #357571	13,119	13,004
5.000%, 06/01/2034, #782909 (b)	5,771	5,586
6.500%, 06/01/2034, #735273	9,841	10,117
5.500%, 08/01/2034, #745563 (b)	12,973	12,867
5.500%, 10/01/2034, #255411	2,350	2,330
6.000%, 10/01/2034, #781776	2,054	2,075
5.500%, 03/01/2036, #745354	25,391	25,151
6.500%, 04/01/2036, #831377 (b)	6,354	6,482
6.500%, 04/01/2036, #852909	6,419	6,548
6.500%, 07/01/2036, #831683 (b)	9,173	9,358
6.000%, 08/01/2036, #885536 (b)	7,543	7,599
6.500%, 08/01/2036, #893318 (b)	7,990	8,151
6.000%, 09/01/2036, #900555 (b)	15,684	15,840
5.500%, 02/01/2037, #905161	8,515	8,426
Government National Mortgage Association Pool
5.750%, 08/20/2023, #008259	2	2
7.500%, 11/15/2030, #537699 (b)	523	546
		526,565

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $576,313)		571,413

Asset-Backed Securities - 18.3%
Automotive - 2.8%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.550%, 06/15/2010 (c)	6,351	6,337
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	7,325	7,302
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (c)	14,690	14,671
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	18,400	18,340
		46,650

Commercial - 11.9%
Bank of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	14,495
Series 2006-2, Class A4
5.740%, 05/10/2045	4,085	4,215
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 (b)	10,185	10,235
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (c)	9,225	9,314
Series 2004-RS1, Class A
4.018%, 03/03/2041 (c)	8,849	8,759
Series 2005-LP5, Class A2
4.630%, 05/10/2043	14,130	13,952
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	3,512	3,529
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,502
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	6,931	6,815
Series 2005-C1, Class A2
4.471%, 05/10/2043	19,200	18,877
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	14,170	13,667
GS Mortgage Securities II
Series 2006-RR2, Class A1
5.674%, 06/23/2046 (c)	14,735	14,979
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (c)	17,390	17,556
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.354%, 12/15/2044 (a)	8,635	8,609
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	19,520	19,078
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,790	12,793
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	13,390	13,043
		201,418

Credit Cards - 0.7%
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,485	11,688

Home Equity - 0.1%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	105	105
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
5.879%, 09/25/2023 (a)	999	1,000
Saxon Asset Securities Trust
Series 2004-1, Class A
5.590%, 03/25/2035 (a)	178	179
		1,284

Other - 2.8%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (c)	11,480	11,229
Series 2006-1, Class C
5.707%, 02/15/2036 (c)	8,093	8,164
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (c)	719	713
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	10,594	10,527
Series 2006-P10B, Class 1
5.681%, 08/10/2016	16,972	17,235
		47,868

Total Asset-Backed Securities
(Cost $309,641)		308,908

U.S. Government & Agency Securities - 18.2%
U.S. Agency Debentures - 4.2%
Federal National Mortgage Association
3.875%, 02/15/2010 (b)	19,000	18,546
5.125%, 04/15/2011 (b)	17,350	17,529
6.125%, 03/15/2012 (b)	9,200	9,707
5.250%, 08/01/2012 (b)	25,350	25,641
		71,423

U.S. Treasuries - 14.0%
U.S. Treasury Bonds
9.000%, 11/15/2018 (b)	10,855	14,915
8.750%, 08/15/2020 (b)	6,300	8,689
6.250%, 08/15/2023 (b)	18,500	21,239
2.375%, 01/15/2025 (b) (d)	8,348	8,402
7.625%, 02/15/2025 (b)	6,055	7,980
5.500%, 08/15/2028 (b)	8,950	9,626
5.250%, 11/15/2028 (b)	20,000	20,872
4.500%, 02/15/2036 (b)	33,490	31,575
U.S. Treasury Notes
4.750%, 02/28/2009 (b)	26,675	26,738
4.750%, 02/15/2010 (b)	36,205	36,411
4.625%, 08/31/2011 (b)	1,715	1,721
4.625%, 12/31/2011 (b)	10,075	10,108
2.500%, 07/15/2016 (b) (d)	26,889	27,592
4.625%, 11/15/2016 (b)	855	853
4.625%, 02/15/2017 (b)	8,770	8,752
		235,473

Total U.S. Government & Agency Securities
(Cost $308,256)		306,896

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 12.8%
Adjustable Rate (a) - 5.5%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	11,568	11,470
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.734%, 12/19/2033	11,770	11,513
J.P. Morgan Mortgage Trust
Series 2005-A1, Class 3A2
5.031%, 02/25/2035	6,748	6,663
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.873%, 08/25/2036	12,585	12,599
Sequoia Mortgage Trust
Series 2004-4, Class X1
0.765%, 05/20/2034 (e)	74,537	181
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
7.365%, 08/25/2034	958	962
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.944%, 10/20/2035	8,936	8,987
Washington Mutual
Series 2004-AR7, Class A6
3.942%, 07/25/2034	12,035	11,759
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.789%, 02/25/2033	4,729	4,757
Series 2004-N, Class A3
4.099%, 08/25/2034	10,915	10,814
Series 2006-AR1, Class 2A2
5.557%, 03/25/2036	12,829	12,727
		92,432

Fixed Rate - 7.3%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	17,888	17,464
Bank of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	7,265
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	7,003	6,905
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	4,661	4,578
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	5,485	5,491
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	7,446	7,472
Series 2003-8, Class DB1
6.246%, 04/25/2033	5,160	5,223
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	3,249	3,216
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	8,447	8,558
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	6,607	6,648
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	3,690	3,741
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	8,562	8,489
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.164%, 11/25/2034	6,557	6,610
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.317%, 04/25/2031	8,314	8,628
Series 2004-SL4, Class A3
6.500%, 07/25/2032	3,757	3,830
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	10,723	10,712
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	8,552	8,307
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020	65	65
		123,202

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $216,707)		215,634

Corporate Bonds - 10.4%
Banking - 0.9%
First National Bank of Chicago
8.080%, 01/05/2018	1,324	1,511
J.P. Morgan Chase
5.150%, 10/01/2015	5,660	5,534
Lloyds
6.267%, 12/31/2049 (a) (c)	5,000	4,914
Wells Fargo Capital X
5.950%, 12/15/2036	2,760	2,659
		14,618

Basic Industry - 1.0%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	2,951
Falconbridge
7.350%, 06/05/2012	5,135	5,627
Southern Copper
7.500%, 07/27/2035	2,640	2,846
Teck Cominco Limited
6.125%, 10/01/2035	2,785	2,699
Vale Overseas
6.250%, 01/11/2016	2,380	2,423
		16,546

Brokerage - 1.3%
Goldman Sachs Group
5.625%, 01/15/2017	4,835	4,789
Merrill Lynch
6.050%, 05/16/2016 (b)	9,170	9,407
Morgan Stanley
5.375%, 10/15/2015	8,270	8,138
		22,334

Capital Goods - 0.4%
C10 Capital
6.722%, 12/29/2049 (a) (c)	3,130	3,082
Siemens Financiering
6.125%, 08/17/2026 (c)	3,070	3,123
		6,205

Communications - 0.9%
News America Holdings
7.700%, 10/30/2025	4,015	4,572
Telecom Italia Capital
4.000%, 11/15/2008	5,765	5,651
7.200%, 07/18/2036 (b)	2,855	2,972
Vodafone Group
6.150%, 02/27/2037	2,000	1,931
		15,126

Consumer Cyclical - 0.2%
DaimlerChrysler
4.875%, 06/15/2010	3,735	3,697
Duty Free International
7.000%, 01/15/2004 (f) (g)	2,191	438
		4,135

Electric - 1.4%
Florida Power & Light
5.650%, 02/01/2037	4,160	4,088
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	5,174
Ohio Power Series K
6.000%, 06/01/2016	4,100	4,252
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	5,549
Pacific Gas & Electric
6.050%, 03/01/2034	4,650	4,661
		23,724

Energy - 1.1%
Gazprom International
7.201%, 02/01/2020 (b)(c)	4,931	5,178
Petro-Canada
5.350%, 07/15/2033	3,155	2,775
Tengizcheveroil Finance
6.124%, 11/15/2014 (c)	4,655	4,632
XTO Energy
6.100%, 04/01/2036	5,430	5,258
		17,843

Finance - 1.4%
American General Finance
3.875%, 10/01/2009	5,545	5,382
Capital One Capital III
7.686%, 08/15/2036	4,350	4,667
SLM
5.400%, 10/25/2011	4,705	4,744
Transcapit
5.670%, 03/05/2014 (c)	8,475	8,349
		23,142

Insurance - 0.3%
Allied World Assurance
7.500%, 08/01/2016	5,155	5,558

Real Estate Investment Trust - 0.7%
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	4,540	4,654
Prologis 2006 - REIT
5.750%, 04/01/2016	6,835	6,950
		11,604

Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017 (b)	3,835	3,866

Technology - 0.6%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	1,752
Jabil Circuit
5.875%, 07/15/2010	8,660	8,615
		10,367

Total Corporate Bonds
(Cost $176,107)		175,068

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.3%
Fixed Rate - 3.2%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (b)	9,121	8,984
Series 6, Class C
9.050%, 06/15/2019	29	29
Series 1022, Class J
6.000%, 12/15/2020	41	41
Series 162, Class F
7.000%, 05/15/2021	114	114
Series 188, Class H
7.000%, 09/15/2021	285	284
Series 1790, Class A
7.000%, 04/15/2022	93	95
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,826
Federal National Mortgage Association
Series 1998-M1, Class A2
6.250%, 01/25/2008	895	895
Series 1988-24, Class G
7.000%, 10/25/2018	63	66
Series 1989-24, Class H
9.000%, 07/25/2019	56	60
Series 1989-90, Class E
8.700%, 12/25/2019	8	9
Series 1990-30, Class E
6.500%, 03/25/2020	35	36
Series 1990-61, Class H
7.000%, 06/25/2020	40	41
Series 1990-72, Class B
9.000%, 07/25/2020	34	37
Series 1990-102, Class J
6.500%, 08/25/2020	42	43
Series 1990-105, Class J
6.500%, 09/25/2020	428	440
Series 1991-56, Class M
6.750%, 06/25/2021	146	149
Series 1992-120, Class C
6.500%, 07/25/2022	64	66
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	13,520	13,394
Series 2003-92, Class KH
5.000%, 03/25/2032 (b)	12,770	12,420
Series 2005-62, Class JE
5.000%, 06/25/2035 (b)	12,551	12,416
		54,445

Z-Bonds (h) - 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
6.000%, 07/15/2021	62	66
Federal National Mortgage Association
Series 1991-134, Class Z
5.500%, 10/25/2021	296	307
Series 1996-35, Class Z
5.700%, 07/25/2026	1,351	1,395
		1,768

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $56,488)		56,213

Short-Term Investments - 2.8%
Money Market Fund - 2.6%	SHARES
First American Prime Obligations Fund, Class Z (i)	43,990,905	43,991
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills	PAR
4.945%, 04/05/2007 (j)	$1,265	1,264
5.000%, 05/03/2007 (j)	2,330	2,320
4.845%, 06/28/2007 (j)	420	415
		3,999
Total Short-Term Investments
(Cost $47,990)		47,990
Investment Purchased with Proceeds from Securities Lending (k) - 44.9%	SHARES
Mount Vernon Securities Lending Prime Portfolio (i)
(Cost $757,549)	757,549,471	757,549
Total Investments - 144.5%
(Cost $2,449,051)		2,439,671
Other Assets and Liabilities, Net - (44.5)%		(750,891)
Total Net Assets - 100.0%		$1,688,780

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held fair valued securities disclosed in footnote (f).

(a)	Variable Rate Security - The rate shown is the rate in effect at March 31, 2007.
(b)	This security or a portion of this security is out on loan at March 31, 2007. Total loaned securities had a value of $740,358 at March 31, 2007
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of March 31, 2007, the value of these investments was $121,000 or 7.2% of total net assets.

(d)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of March 31, 2007.

(f)	Security is fair valued and illiquid. As of March 31, 2007, the value of this investment was $438 or 0.0% of total net assets.
(g)	Security is in default at March 31, 2007.
(h)
Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
(j)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of March 31, 2007.
(k)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	52	$ 8,706	June 2007	$ 75
Eurodollar 90 Day Futures	674	642,152	March 2008	(28)
Japanese Yen Currency Futures	80	8,575	June 2007	(59)
Swiss Franc Currency Futures	80	8,283	June 2007	(1)
U.S. Treasury 2 Year Note Futures	1,453	297,706	June 2007	187
U.S. Treasury 5 Year Note Futures	3,313	350,505	June 2007	(206)
U.S. Treasury 10 Year Note Futures	(2,871)	(310,427)	June 2007	(108)
U.S. Treasury Long Bond Futures	83	9,234	June 2007	(28)
				$ (168)

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

J.P. Morgan	Bear Stearns Companies, Inc.	Buy	0.300%	03/20/2012	$ 6,350	$ 17
J.P. Morgan	Countrywide Home Loan	Buy	0.700%	03/20/2017	4,500	83
J.P. Morgan	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	8,500	44
J.P. Morgan	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	17,000	-
UBS	ABX-HE-A06-2	Buy	0.440%	05/25/2046	4,750	(53)
UBS	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	8,900	33
UBS	Dow Jones CDX NAXO7 Index	Buy	1.650%	12/20/2011	9,000	35
						$ 159

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$ 239,000	$ (755)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	58,000	851
						$ 96

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund

DESCRIPTION	PAR	VALUE +

High Yield Corporate Bonds - 85.8%
Banking - 0.4%
Alfa MTN Issuance
7.875%, 10/10/2009 (a)	$1,000	$1,011

Basic Industry - 13.6%
AK Steel
7.750%, 06/15/2012 (b)	1,000	1,016
Allegheny Technologies
8.375%, 12/15/2011	1,000	1,075
Basell AF SCAl
8.375%, 08/15/2015 (a) (c)	750	782
Crystal U.S. Holdings, Series B, 0.000% through 10/01/2009 thereafter 10.500%
0.000%, 10/01/2014	1,000	929
Domtar
5.375%, 12/01/2013	1,000	921
Evraz Group
8.250%, 11/10/2015 (a) (c)	1,000	1,024
FMG Finance
10.000%, 09/01/2013 (a) (c)	1,000	1,088
Freeport-McMoran Copper & Gold
8.250%, 04/01/2015	1,000	1,076
8.375%, 04/01/2017	1,500	1,622
Gerdau
8.875%, 09/22/2049 (a) (c)	1,000	1,060
Griffin Coal Mining
9.500%, 12/01/2016 (a) (c)	1,500	1,583
Hexion US Finance
9.750%, 11/15/2014 (c)	1,250	1,311
Ineos Group Holdings
8.500%, 02/15/2016 (a) (b) (c)	1,500	1,436
LPG International
7.250%, 12/20/2015 (a)	1,000	1,030
Lyondell Chemical
8.000%, 09/15/2014	1,250	1,309
Macdermid
9.500%, 04/15/2017 (c)	250	256
Massey Energy
6.875%, 12/15/2013	1,750	1,660
Mercer International
9.250%, 02/15/2013 (a) (b)	1,500	1,504
Metals USA Holding
11.365%, 01/15/2012 (c) (d)	1,000	980
Momentive Performance
10.125%, 12/01/2014 (c)	750	780
Neenah
9.500%, 01/01/2017 (c)	1,000	1,000
Neenah Paper
7.375%, 11/15/2014	1,500	1,448
Newark Group
9.750%, 03/15/2014	800	834
Noble Group Limited
6.625%, 03/17/2015 (a) (c)	1,250	1,178
Nova Chemicals
6.500%, 01/15/2012 (a)	1,500	1,429
Peabody Energy, Series B
6.875%, 03/15/2013	1,000	1,018
PNA Group
12.360%, 02/15/2013 (c) (d)	500	512
10.750%, 09/01/2016 (c)	500	537
Rock-Tenn
8.200%, 08/15/2011	750	795
Sino Forest
9.125%, 08/17/2011 (a) (c)	1,150	1,245
Solo Cup
8.500%, 02/15/2014 (b)	1,500	1,277
Steel Dynamics
6.750%, 04/01/2015 (c)	1,000	1,001
Stone Container
8.375%, 07/01/2012 (b)	2,000	2,005
Witco
6.875%, 02/01/2026	900	767
		37,488
Capital Goods - 4.4%
Allied Waste North America
6.125%, 02/15/2014 (b)	1,000	973
6.875%, 06/01/2017	1,000	1,003
Series B
5.750%, 02/15/2011	1,000	975
American Railcar Industries
7.500%, 03/01/2014 (c)	100	103
Case New Holland
9.250%, 08/01/2011	1,000	1,050
7.250%, 01/15/2016	1,000	1,045
Chart Industries
9.125%, 10/15/2015 (c)	1,850	1,933
Crown Cork & Seal
7.375%, 12/15/2026	1,000	945
J.B. Poindexter
8.750%, 03/15/2014	1,000	932
Mid America Waste Systems
12.250%, 02/15/2020 (e) (f) (g) (h)	250	-
Nortek
8.500%, 09/01/2014	500	486
Owens-Brockway Glass Container
8.875%, 02/15/2009	1,000	1,020
Ply Gem Industries
9.000%, 02/15/2012 (b)	500	434
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	1,040
		11,939
Communications - 12.9%
Adelphia Communications
7.875%, 05/01/2009 (e) (f)	1,000	322
C & M Finance
8.100%, 02/01/2016 (a) (b) (c)	1,000	1,050
CCH I Holdings
11.750%, 05/15/2014	1,200	1,149
CCH II
10.250%, 09/15/2010	1,000	1,055
CCO Holdings
9.480%, 12/15/2010 (d)	1,000	1,020
8.750%, 11/15/2013	2,500	2,587
Citizens Communications
9.000%, 08/15/2031	1,000	1,095
CSC Holdings
7.875%, 02/15/2018	500	514
Series B
7.625%, 04/01/2011 (b)	1,000	1,025
Echostar
6.625%, 10/01/2014 (b)	2,000	2,012
7.000%, 10/01/2013	800	824
Embarq
7.995%, 06/01/2036	1,500	1,549
Horizon PCS
11.375%, 07/15/2012	900	997
Idearc
8.000%, 11/15/2016 (c)	2,000	2,058
Intelsat Bermuda
11.250%, 06/15/2016 (a) (c)	1,000	1,135
Level 3 Financing
12.250%, 03/15/2013	1,250	1,463
9.250%, 11/01/2014 (c)	1,500	1,541
Metropcs Wireless
9.250%, 11/01/2014 (c)	1,250	1,322
Nextel Partners
8.125%, 07/01/2011	1,000	1,045
Panamsat
9.000%, 06/15/2016 (c)	2,000	2,202
Quebecor Media
7.750%, 03/15/2016 (a)	1,000	1,027
Qwest
8.875%, 03/15/2012	2,000	2,210
7.500%, 06/15/2023	1,000	1,016
R.H. Donnelley
Series A-3
8.875%, 01/15/2016	1,500	1,594
Sirius Satellite Radio
9.625%, 08/01/2013 (b)	500	502
Time Warner Telecommunications Holdings
9.250%, 02/15/2014	1,000	1,070
Vimpelcom
8.250%, 05/23/2016 (a) (c)	2,000	2,130
		35,514
Consumer Cyclical - 17.7%
Affiliated Computer Services
4.700%, 06/01/2010	1,500	1,447
American Axle & Manufacturing
7.875%, 03/01/2017 (b)	1,500	1,496
Arvinmeritor
8.750%, 03/01/2012 (b)	1,000	1,033
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (c)	1,000	1,020
Buffets
12.500%, 11/01/2014	500	520
Ford Motor
7.450%, 07/16/2031 (b)	500	387
Ford Motor Credit
5.800%, 01/12/2009	2,000	1,962
9.875%, 08/10/2011	2,000	2,118
7.000%, 10/01/2013	1,000	930
8.000%, 12/15/2016	500	481
General Motors
6.375%, 05/01/2008 (b)	1,000	991
8.250%, 07/15/2023 (b)	3,000	2,700
General Motors Acceptance
5.850%, 01/14/2009	3,000	2,961
Glenoit
11.000%, 04/15/2007 (e) (f) (g) (h)	100	-
Goodyear Tire & Rubber
9.140%, 12/01/2009 (c) (d)	500	502
7.857%, 08/15/2011 (b)	500	523
Hanesbrands
8.735%, 12/15/2014 (c) (d)	2,000	2,038
Harrah's Operating Company
5.625%, 06/01/2015	1,250	1,078
K Hovnanian Enterprises
6.250%, 01/15/2016	1,250	1,072
7.500%, 05/15/2016	1,000	933
Levi Strauss & Co.
9.750%, 01/15/2015	750	823
Libbey Glass
12.348%, 06/01/2011 (d)	1,300	1,417
Linens 'N Things
10.985%, 01/15/2014 (b) (d)	500	465
Lippo Karwaci Finance
8.875%, 03/09/2011 (a)	1,000	982
Majestic Star
9.750%, 01/15/2011	500	476
MGM Mirage
8.375%, 02/01/2011	2,000	2,105
6.875%, 04/01/2016	1,000	973
NPC International
9.500%, 05/01/2014	750	776
Oxford Industries
8.875%, 06/01/2011	1,055	1,092
Rite Aid
7.500%, 03/01/2017	1,500	1,481
Sally Holdings
10.500%, 11/15/2016 (b) (c)	1,750	1,798
Seminole Hard Rock Entertainment
7.848%, 03/15/2014 (c) (d)	750	765
Service Corporation International
7.375%, 10/01/2014	750	780
6.750%, 04/01/2015 (c)	1,000	999
Shimao Property Holdings
8.000%, 12/01/2016 (a) (c)	1,500	1,522
Six Flags
9.750%, 04/15/2013 (b)	1,000	952
Snoqualmie Entertainment
9.125%, 02/01/2015 (c)	500	516
Tenneco Automotive
8.625%, 11/15/2014 (b)	1,000	1,042
The Restaurant Company
10.000%, 10/01/2013 (b)	500	485
TRW Automotive
7.250%, 03/15/2017 (c)	500	490
Vicorp Restaurants
10.500%, 04/15/2011	475	431
Visteon
7.000%, 03/10/2014 (b)	500	438
Warnaco
8.875%, 06/15/2013	1,150	1,220
Wynn Las Vegas
6.625%, 12/01/2014 (b)	2,500	2,475
		48,695
Consumer Non Cyclical - 8.8%
Albertson's
7.250%, 05/01/2013	1,000	1,033
8.700%, 05/01/2030	1,000	1,082
Bertin LTDA
10.250%, 10/05/2016 (a) (b) (c)	1,000	1,097
CDRV Investors
9.860%, 12/01/2011 (c) (d)	1,000	995
Delhaize America
9.000%, 04/15/2031	1,000	1,202
HCA
6.750%, 07/15/2013	2,250	2,076
6.500%, 02/15/2016 (b)	2,000	1,702
Invacare
9.750%, 02/15/2015 (c)	750	754
JBS
10.500%, 08/04/2016 (a) (c)	1,000	1,137
Medical Services
12.860%, 10/15/2011 (d)	500	471
Omnicare
6.125%, 06/01/2013	1,250	1,219
Pilgrim's Pride
8.375%, 05/01/2017	1,250	1,234
Reynolds American
6.500%, 07/15/2010	1,000	1,026
7.625%, 06/01/2016	1,000	1,064
Select Medical
11.080%, 09/15/2015 (d)	500	480
Smithfield Foods
Series B
7.750%, 05/15/2013	1,750	1,807
Supervalu
7.500%, 05/15/2012	1,750	1,845
Tenet Healthcare
9.250%, 02/01/2015	2,000	1,980
Vitro
9.125%, 02/01/2017 (a) (c)	2,000	2,050
		24,254
Electric - 7.8%
AES Red Oak
Series B
9.200%, 11/30/2029	1,000	1,140
Allegheny Energy Supply
7.800%, 03/15/2011	1,155	1,227
Aquila
14.875%, 07/01/2012	1,000	1,302
Ava Capital Trust III
6.500%, 04/01/2034	2,685	2,679
CMS Energy
8.500%, 04/15/2011 (b)	2,000	2,175
Dynegy Holdings
8.375%, 05/01/2016	500	520
Dynegy-Roseton Danskamme
Series B
7.670%, 11/08/2016	2,000	2,120
Edison Mission Energy
7.500%, 06/15/2013	1,000	1,032
ISA Capital Brasil
8.800%, 01/30/2017 (a) (b) (c)	2,500	2,656
Mirant Americas Generation
8.300%, 05/01/2011	1,500	1,538
Mission Energy Holdings
13.500%, 07/15/2008	2,750	2,998
NRG Energy
7.375%, 02/01/2016	1,000	1,028
NSG Holdings
7.750%, 12/15/2025 (c)	1,000	1,045
		21,460
Energy - 6.0%
Allis-Chalmers Energy
9.000%, 01/15/2014	500	504
Baytex Energy
9.625%, 07/15/2010 (a)	1,250	1,313
Bluewater Finance
10.250%, 02/15/2012 (a)	1,000	1,043
Chesapeake Energy
7.500%, 06/15/2014	2,000	2,095
7.000%, 08/15/2014	1,000	1,030
Encore Acquisition
6.250%, 04/15/2014	1,000	920
Ocean Rig ASA
9.360%, 04/04/2011 (d)	1,000	995
Paramount Resources
8.500%, 01/31/2013 (a)	1,000	997
Range Resources
7.375%, 07/15/2013	1,000	1,021
Stone Energy
8.250%, 12/15/2011	1,000	996
Tesoro
6.625%, 11/01/2015 (b)	3,000	3,037
TNK-BP Finance
6.625%, 03/20/2017 (a) (b) (c)	1,500	1,489
Whiting Petroleum
7.250%, 05/01/2013	950	933
		16,373
Finance - 0.5%
Gazprombank
6.500%, 09/23/2015	1,500	1,501

Insurance - 0.6%
Unumprovident Finance
6.850%, 11/15/2015 (a) (c)	1,500	1,564

Natural Gas - 3.8%
Enterprise Products
8.375%, 08/01/2066 (d)	2,300	2,517
Semgroup
8.750%, 11/15/2015 (b) (c)	1,500	1,522
Southern Union
7.200%, 11/01/2066 (d)	1,800	1,814
Targa Resources
8.500%, 11/01/2013 (c)	1,000	1,020
Transportadora Gas Norte
6.500%, 12/31/2012 (a) (c)	790	747
Williams
6.375%, 10/01/2010 (c)	1,000	1,014
Williams Partners
7.250%, 02/01/2017 (c)	1,750	1,851
		10,485
Real Estate - 0.9%
Greentown China Holdings
9.000%, 11/08/2013 (a) (c)	1,050	1,076
Senior Housing Trust - REIT
8.625%, 01/15/2012	1,350	1,475
		2,551
Sovereign (a) (c)- 0.4%
Russian Standard Finance
8.625%, 05/05/2011	1,000	990

Technology - 3.9%
Avnet
6.000%, 09/01/2015	1,500	1,487
Celestica
7.875%, 07/01/2011 (a) (b)	1,500	1,451
Freescale Semiconductor
10.125%, 12/15/2016 (b) (c)	1,000	1,003
Magnachip Semiconductor
6.875%, 12/15/2011 (a)	1,000	820
8.000%, 12/15/2014 (a) (b)	1,000	623
NXP BV/NXP Funding
9.500%, 10/15/2015 (a) (c)	1,750	1,807
Open Solutions
9.750%, 02/01/2015 (c)	1,250	1,287
Seagate Technology
6.800%, 10/01/2016 (a)	1,750	1,759
Spansion
11.250%, 01/15/2016 (c)	500	516
		10,753
Transportation - 4.1%
American Airlines
Series 2001-1
7.379%, 11/23/2017	1,712	1,692
Britannia Bulk PLC
11.000%, 12/01/2011 (a) (c)	500	485
Continental Airlines
Series 99-2
7.566%, 09/15/2021	1,684	1,705
Series C
7.339%, 04/19/2014	800	808
Hertz
8.875%, 01/01/2014	1,250	1,347
Navios Maritime Holdings
9.500%, 12/15/2014 (c)	1,450	1,510
Quality Distribution
9.000%, 11/15/2010	500	480
Ultrapetrol
9.000%, 11/24/2014 (a)	1,000	1,015
United Airlines
Series 2000-2
7.811%, 04/01/2011 (e) (f)	1,964	2,244
		11,286
Total High Yield Corporate Bonds
(Cost $232,989)		235,864
	Shares
Preferred Stocks - 2.6%
Basic Industry - 0.4%
Freeport-McMoran Copper & Gold
5.500%, 12/31/2049	750	1,142

Brokerage - 0.2%
E*Trade Financial (b)	15,000	419

Consumer Cyclical - 0.1%
General Motors
Series B (b)	20,000	415

Consumer Non Cyclical - 0.1%
Bunge Limited (a) (e)	2,500	288

Electric - 0.3%
NRG Energy	2,500	811

Insurance - 0.3%
Aspen Insurance Holdings	30,000	773

Real Estate - 1.2%
Hospitality Properties Trust - REIT
Series C (e)	25,000	618
iStar Financial - REIT
Series G	20,000	509
National Retail Properties - REIT	16,000	408
NorthStar Realty Finance - REIT
Series A	24,000	605
NorthStar Realty Finance - REIT
Series B (b) (e)	16,000	390
Thornburg Mortgage - REIT
Series D	30,000	724
		3,254
Total Preferred Stocks
(Cost $6,791)		7,102

Closed-End Funds - 2.3%	SHARES
Aberdeen Asia-Pacific Income Fund (b)	205,000	1,310
Calamos Global Total Return	30,000	514
Eaton Vance Floating-Rate Income Trust	90,000	1,685
Evergreen Managed Income Fund (b)	70,000	1,220
Pioneer Floating Rate Trust	75,000	1,475
Total Closed-End Funds
(Cost $5,920)		6,204

Convertible Securities - 1.8%
Basic Industry - 0.3%	PAR
Coeur d'Alene Mines
1.250%, 01/15/2024	$1,000	911

Electric - 0.2%
Entergy	9,000	585

Technology - 0.7%
Gateway
1.500%, 12/31/2009	1,000	876
Nortel Networks
4.250%, 09/01/2008 (a)	1,000	988
		1,864
Transportation - 0.6%
Delta Air Lines
2.875%, 02/18/2024 (c) (e) (f)	3,000	1,605
Total Convertible Securities
(Cost $3,609)		4,965

Investment Grade Corporate Bonds - 1.7%
Basic Industry - 0.8%
Southern Copper
7.500%, 07/27/2035 (a)	1,500	1,617
Westvaco
7.950%, 02/15/2031	500	543
		2,160
Communications - 0.2%
Alamosa Delaware
11.000%, 07/31/2010	650	695

Energy - 0.3%
Gaz Capital
6.212%, 11/22/2016 (c)	800	800

Insurance - 0.4%
Ohio Casualty
7.300%, 06/15/2014	1,000	1,072
Total Investment Grade Corporate Bonds
(Cost $4,553)		4,727

Common Stocks - 1.3%	SHARES
Communications - 0.0%
Adelphia Recovery Trust (e)	958,406	91
Sullivan Broadcast Holdings, Escrow Shares (e) (g) (h)	400	-
		91
Consumer Discretionary - 0.2%
Time Warner Cable, Class A (e)	14,517	544

Energy - 0.8%
ARC Energy Trust (b) (i)	15,000	276
Canadian Oil Sands Trust	15,500	380
Canetic Resources Trust (b)	19,000	246
Harvest Energy Trust (b)	20,000	491
NAL Oil & Gas Trust (i)	25,000	255
Peyto Energy Trust (b) (i)	15,000	225
Provident Energy Trust (b)	30,000	324
		2,197
Mortgage - 0.1%
Luminent Mortgage Capital	30,000	268

Real Estate - 0.1%
Annaly Capital Management - REIT (b)	25,000	387

Transportation - 0.1%
Eagle Bulk Shipping	10,000	194
Total Common Stocks
(Cost $3,819)		3,681

Asset-Backed Securities - 0.4%	PAR
Finance - 0.4%
Exum
Series 2007-1A
8.450%, 03/22/2014 (a) (c)	$1,000	1,000

Manufactured Housing - 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 (g)	9	9
Total Asset-Backed Securities
(Cost $1,009)		1,009

Short-Term Investments - 3.8%	SHARES
Money Market Fund - 3.8%
First American Prime Obligations Fund, Class Z (j)	10,481,496	10,481

U.S. Treasury Obligation - 0.0%	PAR
U.S. Treasury Bill
4.827%, 04/05/2007 (k)	$110	110
Total Short-Term Investments
(Cost $10,591)		10,591

Investments Purchased with Proceeds from Securities Lending (l) - 14.1%	SHARES
Mount Vernon Securities Lending Prime Portfolio (j)
(Cost $38,650)	38,649,548	38,650

Total Investments - 113.8%
(Cost $307,931)		312,793
Other Assets and Liabilities, Net - (13.8)%		(37,968)
Total Net Assets - 100.0%		$274,825

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.  As of March 31, 2007, the fund held fair valued securities disclosed in footnote (h).

(a)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On March 31, 2007, the value of these investments was $50,228 which represented 18.3% of total net assets.

(b)	This security or a portion of this security is out on loan at March 31, 2007. Total loaned securities had a value of $37,501 at March 31, 2007.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the fund's board of directors.  As of March 31, 2007, the value of these investments was $69,917 or 25.4% of total net assets.

(d)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(e)	Non-income producing security.
(f)	Security in default at March 31, 2007.
(g)	Security considered illiquid. As of March 31, 2007, the value of these investments was $9 or 0.0% of total net assets.
(h)	Security is fair valued. As of March 31, 2007, the fair value of these investments was $0 or 0.0% of total net assets.
(i)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
(j)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(k)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of March 31, 2007.
(l)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT -Real Estate Investment Trust

Schedule of Open Futures Contracts
	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	(55)	$ (11,269)	June 2007	$ (27)
U.S. Treasury 5 Year Note Futures	535	56,601	June 2007	224
U.S. Treasury 10 Year Note Futures	(395)	(42,709)	June 2007	(60)
U.S. Treasury Long Bond Futures	28	3,1 15	June 2007	(6)
				$ 131

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

J.P. Morgan	Dow Jones CDX EM6 Index	Buy	1.400%	12/20/2011	$ 5,000	$ (38)
UBS	ABX-HE-A06-2	Buy	0.440%	5/25/2046	620	(7)
UBS	Dow Jones CDX EM6 Index	Buy	1.400%	12/20/2011	15,000	(38)
UBS	Dow Jones CDX NAX07 Index	Buy	1.650%	12/20/2011	12,500	32
						$ (51)

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund

DESCRIPTION	PAR	VALUE +
U.S. Government & Agency Securities - 87.5%
Inflation Protected U.S. Treasuries (a) - 87.5%
U.S. Treasury Bonds
2.375%, 01/15/2025	$28,669	$28,855
2.000%, 01/15/2026	22,256	21,152
2.375%, 01/15/2027 (b)	3,262	3,289
3.625%, 04/15/2028 (b)	19,772	24,067
3.875%, 04/15/2029 (b)	15,544	19,731
U.S. Treasury Notes
3.625%, 01/15/2008 (b)	9,083	9,221
4.250%, 01/15/2010 (b)	4,872	5,181
0.875%, 04/15/2010 (b)	39,422	38,118
3.500%, 01/15/2011 (b)	5,553	5,863
2.375%, 04/15/2011	24,065	24,378
3.000%, 07/15/2012 (b)	18,574	19,469
2.000%, 01/15/2014 (b)	3,040	3,010
1.625%, 01/15/2015 (b)	19,742	18,952
1.875%, 07/15/2015	13,891	13,579
2.000%, 01/15/2016	19,426	19,126
2.500%, 07/15/2016 (b)	4,610	4,730
2.375%, 01/15/2017 (b)	13,549	13,749
Total U.S. Government & Agency Securities
(Cost $274,005)		272,470

Corporate Bonds - 7.3%
Banking - 0.9%
HSBC Finance
3.320%, 02/10/2010 (c)	950	901
4.060%, 06/10/2011 (c)	1,900	1,802
		2,703
Basic Industry - 0.8%
Evraz Group
8.250%, 11/10/2015 (d)	500	512
FMG Finance
10.000%, 09/01/2013 (d)	500	544
Griffin Coal Mining
9.500%, 12/01/2016 (d)	500	527
Southern Copper
7.500%, 07/27/2035	950	1,024
		2,607
Brokerage - 0.6%
Merrill Lynch
3.701%, 03/02/2009 (c)	1,850	1,790

Finance - 1.5%
MBIA Global Funding
Series MTN
5.840%, 02/02/2008 (c) (d)	1,400	1,404
SLM
Series BED2
3.641%, 12/15/2009 (c)	950	915
Series MTN, Class A
3.821%, 02/01/2010 (c)	2,400	2,319
		4,638
Foreign Agency - 0.6%
KFW
Series MTN
4.391%, 03/03/2008 (c)	1,900	1,889

Insurance - 2.9%
Allstate Life Global Funding
Series MTN
3.590%, 03/01/2010 (c)	900	844
Jackson National Life Fund
Series MTN
4.860%, 05/01/2014 (c) (d)	3,900	3,717
Pacific Life Global Funding
4.256%, 02/06/2016 (c) (d)	1,900	1,834
Principal Life
Series MTN
3.940%, 03/01/2012 (c)	900	821
Protective Life Secured Trust
3.590%, 09/10/2011 (c)	900	834
4.010%, 07/10/2012 (c)	1,000	934
		8,984
Total Corporate Bonds
(Cost $22,558)		22,611

Asset-Backed Securities - 2.8%
Commercial - 2.4%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.740%, 05/10/2045 (c)	4,590	4,737
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	173	173
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	2,000	1,964
GS Mortgage Securities II
Series 2003-C1, Class A2A
3.590%, 01/10/2040	500	493
		7,367
Other - 0.4%
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	1,330	1,342
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (d)	89	88
		1,430
Total Asset-Backed Securities
(Cost $8,733)		8,797

Common Stocks - 0.5%	SHARES
Energy - 0.5%
ARC Energy Trust (b) (e)	11,000	202
Baytex Energy Trust (b)	4,289	76
Canadian Oil Sands Trust	6,725	165
Canetic Resources Trust (b)	20,100	260
Harvest Energy Trust (b)	11,725	288
NAL Oil & Gas Trust	15,900	162
Penn West Energy Trust	2,439	72
Peyto Energy Trust (e)	19,000	285
Total Common Stocks
(Cost $1,611)		1,510

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 0.3%	PAR
Fixed Rate - 0.3%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	$318	313
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (b)	685	667
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $1,003)		980

Municipal Bonds - 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $1,000)	1,000	1,022

Convertible Security - 0.1%
Coeur d'Alene Mines
1.250%, 01/15/2024
(Cost $346)	350	319

Short-Term Investments - 0.7%
Money Market Fund - 0.3%	SHARES
First American Prime Obligations Fund, Class Z (f)	899,855	900

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills	PAR
4.875%, 04/05/2007 (g)	$720	719
4.999%, 05/03/2007 (g)	460	458
		1,177
Total Short-Term Investments
(Cost $2,078)		2,077

Investments Purchased with Proceeds from Securities Lending (h)- 50.0%	SHARES
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $155,698)	155,697,733	155,698

Total Investments - 149.5%
(Cost $467,032)		465,484
Other Assets and Liabilities, Net - (49.5)%		(154,041)
Total Net Assets - 100.0%		$311,443

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	This security or a portion of this security is out on loan at March 31, 2007. Total loaned securities had a value of $152,461 at March 31, 2007.
(c)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under guidelines established by the fund's board of directors.  As of March 31, 2007, the value of these investments was $9,968 or 3.2% of total net assets.

(e)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of March 31, 2007.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased/	Contract	Settlement	Appreciation/
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	38	$ 6,362	June 2007	$ 38
Eurodollar 90 Day Futures	126	120,048	March 2008	(5)
Japanese Yen Currency Futures	15	1,608	June 2007	(15)
Long Gilt Futures	21	4,455	June 2007	(46)
New Zealand Currency Futures	(12)	(853)	June 2007	(23)
Swiss Franc Currency Futures	30	3,106	June 2007	(5)
U.S. Treasury 2 Year Note Futures	(81)	(16,596)	June 2007	(20)
U.S. Treasury 5 Year Note Futures	839	88,764	June 2007	42
U.S. Treasury 10 Year Note Futures	(579)	(62,604)	June 2007	132
U.S. Treasury Long Bond Futures	(54)	(6,008)	June 2007	19
				$ 117

Credit Default Swap Agreement

	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

UBS	ABX-HE-A06-2	Buy	0.440%	5/25/2046	$ 800	$ (9)

Interest Rate Swap Agreements
		Pay/
		Receive				Unrealized
	Floating	Floating		Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$ 48,000	$ (152)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	12,000	176
						$ 24

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Government Bond Fund

DESCRIPTION	PAR	VALUE +

U.S. Government & Agency Securities - 98.4%
U.S. Agency Debentures - 62.3%
Federal Farm Credit Bank
3.250%, 06/15/2007	$500	$498
2.625%, 09/17/2007	390	385
3.000%, 12/17/2007	1,805	1,778
4.125%, 07/17/2009	1,100	1,083
5.750%, 01/18/2011	1,800	1,858
4.875%, 02/18/2011	1,600	1,602
Federal Home Loan Bank
4.625%, 01/18/2008	1,315	1,310
4.250%, 05/16/2008	1,600	1,587
4.100%, 06/13/2008	650	643
5.250%, 11/13/2009	1,075	1,074
4.375%, 09/17/2010	890	877
6.000%, 06/29/2011	875	876
5.375%, 08/19/2011	1,355	1,383
5.625%, 06/13/2016	900	926
Tennessee Valley Authority
5.375%, 11/13/2008	2,455	2,470
5.625%, 01/18/2011	2,000	2,052
6.790%, 05/23/2012	3,175	3,446
		23,848

U.S. Treasuries - 36.1%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,851
9.125%, 05/15/2018	785	1,079
9.000%, 11/15/2018	1,075	1,477
8.125%, 08/15/2019	460	601
U.S. Treasury Notes
4.625%, 11/30/2008	375	375
3.625%, 06/15/2010	940	915
3.875%, 09/15/2010	270	264
4.375%, 12/15/2010	430	428
5.125%, 06/30/2011	1,480	1,513
4.625%, 08/31/2011	1,590	1,596
4.750%, 01/31/2012	2,360	2,381
2.500%, 07/15/2016 (a)	732	751
4.875%, 08/15/2016	55	56
4.625%, 11/15/2016	555	553
		13,840
Total U.S. Government & Agency Securities
(Cost $38,083)		37,688
Short-Term Investment - 1.6%	SHARES
First American U.S. Treasury Money Market Fund, Class Z (b)
(Cost $609)	609,183	609
Total Investments - 100.0%
(Cost $38,692)		38,297
Other Assets and Liabilities, Net - 0.0%		(14)
Total Net Assets - 100.0%		$38,283

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund

DESCRIPTION	PAR	VALUE+

U.S. Government & Agency Securities - 37.1%
U.S. Agency Debentures - 17.4%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 (a)	$13,900	$14,200
Federal Home Loan Mortgage Corporation
4.500%, 08/04/2008 (b)	11,420	11,355
5.750%, 05/11/2011 (b)	17,600	17,606
5.375%, 01/09/2014 (b)	16,795	16,762
Federal National Mortgage Association
7.250%, 01/15/2010 (b)	11,170	11,870
4.500%, 02/15/2011 (b)	12,345	12,214
5.125%, 04/15/2011 (b)	37,210	37,593
6.125%, 03/15/2012 (b)	7,020	7,407
5.250%, 08/01/2012 (b)	15,225	15,400
		144,407
U.S. Treasuries (b) - 19.7%
U.S. Treasury Bonds
9.125%, 05/15/2018	18,175	24,983
9.000%, 11/15/2018	7,240	9,948
8.750%, 05/15/2020	7,630	10,498
U.S. Treasury Notes
4.875%, 08/15/2009	47,135	47,441
4.750%, 02/15/2010	8,250	8,297
4.625%, 08/31/2011	14,010	14,061
4.625%, 12/31/2011	10,425	10,460
4.750%, 01/31/2012	3,115	3,142
4.625%, 02/29/2012	17,365	17,429
2.500%, 07/15/2016 (c)	16,155	16,578
		162,837
Total U.S. Government & Agency Securities
(Cost $306,798)		307,244

Asset Backed Securities - 21.4%
Automotive - 6.2%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	4,240	4,227
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (a)	8,425	8,414
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	9,895	9,843
Series 2005-6, Class A4
4.930%, 03/18/2011	7,400	7,392
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	10,940	10,904
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	10,960	10,929
		51,709
Commercial - 8.7%
Bank of America Commercial Mortgage
Series 2006-2, Class A4
5.740%, 05/10/2045	5,085	5,247
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (a)	5,040	5,089
Series 2004-RS1, Class A
4.018%, 03/03/2041 (a)	4,320	4,275
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	2,435	2,447
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	4,792	4,711
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	5,000	4,823
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	20,495	20,758
Series 2006-GG8, Class A4
5.560%, 11/10/2039	3,450	3,498
Series 2003-C1, Class A2A
3.590%, 01/10/2040	13,840	13,654
Series 2006-RR2, Class A1
5.689%, 06/23/2046 (a)	7,525	7,650
		72,152
Credit Cards - 1.5%
MBNA Credit Card Master Note Trust
Series 2003-A1, Class A1
3.300%, 07/15/2010	12,560	12,359

Home Equity - 0.5%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	72	72
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.090%, 04/15/2028	123	122
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,760	3,768
Saxon Asset Securities Trust
Series 2004-1, Class A
5.620%, 03/25/2035 (d)	142	142
		4,104
Manufactured Housing - 1.2%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028	184	191
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	10,095	9,989
		10,180
Other - 3.3%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (a)	7,390	7,229
Series 2006-1, Class C
5.707%, 02/15/2036 (a)	4,420	4,459
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (a)	448	444
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	6,319	6,279
Series 2006-P10B, Class 1
5.681%, 08/10/2016	8,446	8,577
		26,988
Total Asset Backed Securities
(Cost $177,907)		177,492

Corporate Bonds - 18.7%
Banking - 0.4%
J.P. Morgan Chase
5.150%, 10/01/2015	3,290	3,217

Basic Industry - 1.2%
Celulosa Arauco Constitucion
5.625%, 04/20/2015 (b)	2,000	1,968
Falconbridge
7.350%, 06/05/2012	3,385	3,709
Teck Cominco
5.375%, 10/01/2015	2,810	2,744
Vale Overseas
6.250%, 01/11/2016	1,525	1,552
		9,973
Brokerage - 1.6%
Goldman Sachs Group
5.625%, 01/15/2017	2,385	2,362
Merrill Lynch
6.050%, 05/16/2016 (b)	4,695	4,817
Morgan Stanley
5.375%, 10/15/2015	6,550	6,445
		13,624
Capital Goods - 0.3%
C5 Capital
6.196%, 12/31/2049 (a) (d)	3,000	2,995

Communications - 1.5%
Deutsche Telecom
8.500%, 06/15/2010	3,690	4,000
Telecom Italia Capital
6.200%, 07/18/2011 (b)	3,520	3,613
5.250%, 10/01/2015	2,710	2,571
Vodafone Group
5.625%, 02/27/2017	2,000	1,983
		12,167
Consumer Cyclicals - 0.7%
DaimlerChrysler
6.500%, 11/15/2013	2,230	2,349
Quest Diagnostic
5.125%, 11/01/2010	3,490	3,461
		5,810
Consumer Non Cyclical - 1.1%
General Mills
5.700%, 02/15/2017	4,410	4,422
Schering-Plough
5.550%, 12/01/2013	4,595	4,682
		9,104
Electric - 2.4%
MidAmerican Energy Holdings
3.500%, 05/15/2008	4,600	4,514
National Rural Utilities
5.750%, 08/28/2009	3,850	3,914
Ohio Power, Series K
6.000%, 06/01/2016	2,100	2,178
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,267
Pacific Gas & Electric
4.200%, 03/01/2011	5,935	5,746
		19,619
Energy - 2.0%
Gazprom International
7.201%, 02/01/2020 (a)(b)	3,338	3,505
Petro-Canada
4.000%, 07/15/2013	5,890	5,405
Tengizcheveroil Finance
6.124%, 11/15/2014 (a)	3,095	3,080
XTO Energy
7.500%, 04/15/2012	4,070	4,455
		16,445
Finance - 1.7%
American General Finance
3.875%, 10/01/2009	4,345	4,217
Capital One Financial
6.150%, 09/01/2016	1,775	1,800
CIT Group
6.100%, 03/15/2067	2,000	1,928
SLM
5.400%, 10/25/2011	2,270	2,289
Transcapit
5.670%, 03/05/2014 (a)	4,125	4,064
		14,298
Industrial Other - 0.6%
Johnson Controls
5.250%, 01/15/2011	4,720	4,727

Insurance - 0.7%
Ace INA Holdings
5.700%, 02/15/2017	2,765	2,776
Allied World Assurance
7.500%, 08/01/2016	2,520	2,717
		5,493
Real Estate - 1.9%
Health Care - REIT
5.875%, 05/15/2015	3,775	3,753
Istar Financial - REIT
5.650%, 09/15/2011	4,225	4,256
Mack-Cali Realty - REIT
7.250%, 03/15/2009	4,500	4,660
Prologis 2006 - REIT
5.750%, 04/01/2016	3,525	3,584
		16,253
Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017 (b)	1,400	1,411

Technology - 1.2%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,511
Jabil Circuit
5.875%, 07/15/2010	4,200	4,178
Motorola
8.000%, 11/01/2011	3,900	4,301
		9,990
Transportation - 1.2%
AEP Texas Central
Series A-2,
4.980%, 07/01/2013	9,695	9,688
Total Corporate Bonds
(Cost $153,666)		154,814

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 10.5%
Adjustable Rate (d) - 6.9%
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
4.029%, 10/25/2033	12,973	12,735
Sequoia Mortgage Trust
Series 2004-4, Class X1
0.765%, 05/20/2034 (e)	41,969	102
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.268%, 08/25/2034	662	665
Washington Mutual
Series 2003-AR10, Class A6
4.062%, 10/25/2033	16,305	16,060
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.450%, 10/25/2033	11,500	11,113
Series 2004-E, Class A5
3.662%, 05/25/2034	9,010	8,843
Series 2004-N, Class A3
4.099%, 08/25/2034	7,556	7,486
		57,004
Fixed Rate - 3.6%
Banc of America Mortgage Securities
Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,873
Bank of America Mortgage Securities
Series 2003-6, Class 1A29
4.250%, 08/25/2033	9,000	8,894
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	3,164	3,108
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011	77	77
Wachovia Bank Mortgage Trust
Series 2007-C30
5.246%, 12/15/2043	10,280	10,290
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020	35	35
		30,277
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $88,487)		87,281

U.S. Government Agency Mortgage-Backed Securities - 5.8%
Adjustable Rate (d) - 1.8%
Federal Home Loan Mortgage Corporation Pool
7.168%, 01/01/2028, #786281	1,325	1,341
6.596%, 04/01/2029, #847190	1,962	2,009
6.773%, 10/01/2030, #847209	3,817	3,914
6.601%, 05/01/2031, #847161 (b)	1,265	1,298
6.595%, 09/01/2033, #847210 (b)	3,604	3,692
Federal National Mortgage Association Pool
6.966%, 09/01/2033, #725111	2,447	2,479
		14,733
Fixed Rate - 4.0%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
6.003%, 01/25/2012	7,961	8,021
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (b)	5,830	5,678
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (b)	10,958	10,575
3.790%, 07/01/2013, #386314	9,502	8,918
		33,192
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $48,621)		47,925

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 1.4%
Fixed Rate - 1.4%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (b)	6,175	6,082
Series 2750, Class HE
5.000%, 02/15/2019	5,930	5,827
Series 1167, Class E
7.500%, 11/15/2021	26	26
Series 1286, Class A
6.000%, 05/15/2022	87	87
Federal National Mortgage Association
Series 1990-89, Class K
6.500%, 07/25/2020	19	20

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $12,147)		12,042

Municipal Bond - 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $2,130)	2,130	2,176

Short-Term Investments - 2.0%	SHARES
Money Market Fund - 1.8%
First American Prime Obligations Fund, Class Z (f)	14,863,440	14,863
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills	Par
4.966%, 04/05/2007 (g)	$390	390
5.000%, 05/03/2007 (g)	1,130	1,125
4.845%, 06/28/2007 (g)	210	208
		1,723
Total Short-Term Investments
(Cost $16,586)		16,586
Investments Purchased with Proceeds from Securities Lending (h) - 40.6%	SHARES
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $356,588)	336,587,674	336,588
Total Investments - 137.8%
(Cost $1,162,930)		1,142,148
Other Assets and Liabilities, Net - (37.8)%		(313,310)
Total Net Assets - 100.0%		$828,838

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the fund's board of directors.  As of March 31, 2007, the value of these investments was $65,404 or 7.9% of total net assets.

(b)	This security or a portion of this security is out on loan at March 31, 2007. Total loaned securities had a value of $328,797 at March 31, 2007.
(c)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(e)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages.  The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets.  A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.  The principal amount shown is the notional amount of the underlying mortgages.  Interest rate disclosed represents the coupon rate in effect as of March 31, 2007.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of March 31, 2007.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Eurodollar 90 Day Futures	330	$314,408	March 2008	$ (14)
U.S. Treasury 2 Year Note Futures	508	104,084	June 2007	30
U.S. Treasury 5 Year Note Futures	1,455	153,934	June 2007	(6)
U.S. Treasury 10 Year Note Futures	(894)	(96,664)	June 2007	219
U.S. Treasury Long Bond Futures	(160)	(17,800)	June 2007	210
				$ 439

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Countrywide Home Loan	Buy	0.700%	03/20/2017	$ 2,000	$ 40
J.P. Morgan	Bear Stearns Companies, Inc.	Buy	0.300%	03/20/2012	3,100	8
J.P. Morgan	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	4,100	21
J.P. Morgan	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	8,500	-
UBS	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	4,300	16
						$ 85

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$117,000	$ (370)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	29,000	426
						$ 56

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)
Short Term Bond Fund
DESCRIPTION	PAR	VALUE +

Asset-Backed Securities - 36.6%
Automotive - 8.0%
Auto Bond Receivables Trust
Series 1993-I, Class A
6.125%, 11/15/2021 (a) (b) (c)	$106	$-
Capital One Auto Finance Trust
Series 2003-A, Class A4A
2.470%, 01/15/2010	2,897	2,894
Ford Credit Auto Owner Trust
Series 2005-B, Class A3
4.170%, 01/15/2009	4,993	4,973
FTN Financial Auto Securitization Trust
Series 2004-A, Class B
3.000%, 06/15/2010 (d)	505	503
Harley-Davidson Motorcycle Trust
Series 2003-2, Class A2
2.070%, 02/15/2011	3,268	3,212
Hertz Vehicle Financing
Series 2005-2A, Class A2
4.930%, 02/25/2010 (d)	5,460	5,443
M&I Auto Loan Trust
Series 2005-1, Class A2
4.750%, 06/20/2008	891	891
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A3
5.160%, 02/15/2010	6,000	5,997
Toyota Auto Receivables Owner Trust
Series 2003-B, Class A4
2.790%, 01/15/2010	1,033	1,032
Series 2003-A, Class A4
2.200%, 03/15/2010	1,090	1,088
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	7,000	6,977
WFS Financial Owner Trust
Series 2004-3, Class A3
3.300%, 03/17/2009	235	235
		33,245
Commercial - 17.9%
Banc of America Commercial Mortgage
Series 2004-4, Class A2
4.041%, 07/10/2042	6,713	6,602
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	2,478	2,513
Commercial Mortgage
Series 2004-LB3A, Class A1
3.765%, 07/10/2037	3,321	3,283
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)	2,252	2,229
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033	5,766	5,830
GMAC Commercial Mortgage Securities
Series 1999-C1, Class A2
6.175%, 05/15/2033	5,567	5,635
Series 2004-C1, Class A2
4.100%, 03/10/2038	4,000	3,908
Greenwich Capital Commercial Funding
Series 2004-GG1, Class A2
3.835%, 06/10/2036	862	857
Series 2005-GG5, Class A2
5.117%, 04/10/2037	12,390	12,394
GS Mortgage Securities
Series 2004-C1, Class A1
3.659%, 10/10/2028	5,463	5,350
GS Mortgage Securities II
Series 2003-C1, Class A2A
3.590%, 01/10/2040	11,015	10,867
JP Morgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2
6.044%, 11/15/2035	3,812	3,878
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	6,200	6,060
Series 2004-C2, Class A1
2.946%, 03/15/2029	5,458	5,281
		74,687
Credit Cards - 5.0%
Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.850%, 02/10/2011	3,557	3,548
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.100%, 06/15/2012	4,950	4,966
MBNA Credit Card Master Note Trust
Series 2005-A1, Class A1
4.200%, 09/15/2010	10,000	9,906
Providian Gateway Master Trust
Series 2004-DA, Class A
3.350%, 09/15/2011 (d)	2,625	2,604
		21,024
Equipment Leases - 0.4%
CIT Equipment Collateral
Series 2004-VT1, Class A3
2.200%, 03/20/2008	339	338
CNH Equipment Trust
Series 2004-A, Class A3B
2.940%, 10/15/2008	1,122	1,118
		1,456
Home Equity - 1.2%
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	2,133	2,138
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025	91	90
Series 1996-4, Class A
7.250%, 01/25/2028	443	441
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029	1,999	1,995
New Century Home Equity Loan Trust
Series 1997-NC6, Class A7
7.690%, 01/25/2029 (e)	341	340
		5,004
Manufactured Housing - 0.8%
Origen Manufactured Housing
Series 2005-B, Class A2
5.247%, 12/15/2018	3,230	3,226

Other - 2.2%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	6,380	6,241
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	2,750	2,774
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (d)	322	319
		9,334
Utilities - 1.1%
Detroit Edison Securitization Funding
Series 2001-1, Class A3
5.875%, 03/01/2010	1,772	1,778
Massachusetts RRB Special Purpose Trust
Series 1999-1, Class A4
6.910%, 09/15/2009	1,031	1,038
Public Service New Hampshire Funding
Series 2001-1, Class A2
5.730%, 11/01/2010	1,775	1,783
		4,599
Total Asset-Backed Securities
(Cost $153,490)		152,575

U.S. Government & Agency Securities - 16.8%
U.S. Agency Debentures - 9.0%
Federal Home Loan Mortgage Corporation
3.875%, 06/15/2008 (f)	14,175	13,993
Federal National Mortgage Association
5.400%, 02/01/2008 (f)	6,000	6,013
4.000%, 09/02/2008 (f)	10,000	9,874
4.250%, 05/15/2009 (f)	7,500	7,409
		37,289
U.S. Treasuries - 7.8%
U.S. Treasury Notes
4.750%, 02/28/2009 (f)	8,470	8,490
4.875%, 08/15/2009 (f)	5,860	5,898
2.375%, 04/15/2011 (f) (g)	9,009	9,126
4.625%, 08/31/2011 (f)	210	211
4.625%, 12/31/2011 (f)	8,915	8,944
		32,669
Total U.S. Government & Agency Securities
(Cost $70,096)		69,958

Corporate Bonds - 16.2%
Banking - 2.0%
HSBC Finance
6.750%, 05/15/2011	3,500	3,687
Popular North America
3.875%, 10/01/2008	4,925	4,828
		8,515
Brokerage - 1.6%
Goldman Sachs Group
7.350%, 10/01/2009	2,500	2,634
Morgan Stanley
4.000%, 01/15/2010	4,000	3,888
		6,522
Communications - 1.2%
Comcast Cable Communications
6.875%, 06/15/2009	2,305	2,387
Vodafone Airtouch
7.750%, 02/15/2010	2,500	2,668
		5,055
Consumer Cyclical - 2.8%
Federated Department Stores
6.300%, 04/01/2009	3,000	3,061
Ford Motor Credit
6.625%, 06/16/2008	2,500	2,492
Harrah's Operating Company
5.500%, 07/01/2010	2,000	1,969
Quest Diagnostic
5.125%, 11/01/2010	1,990	1,973
Time Warner
5.500%, 11/15/2011	2,000	2,016
		11,511
Consumer Non Cyclical - 0.6%
Baxter International
5.196%, 02/16/2008	2,500	2,498

Electric - 2.1%
MidAmerican Energy Holdings
3.500%, 05/15/2008	5,900	5,789
Oncor Electric Delivery
5.000%, 09/01/2007	3,000	2,995
		8,784
Energy - 1.0%
PEMEX Project Funding Master Trust
6.125%, 08/15/2008	4,000	4,028

Finance - 1.4%
American Express Travel
5.250%, 11/21/2011 (d)	2,450	2,465
Ameriprise Financial
5.350%, 11/15/2010	1,000	1,009
International Lease Finance
5.000%, 04/15/2010	2,525	2,519
		5,993
Natural Gas - 0.6%
Oneok
5.510%, 02/16/2008	2,500	2,504

Real Estate - 1.2%
Istar Financial - REIT
6.000%, 12/15/2010	2,500	2,553
Simon Property Group - REIT
6.375%, 11/15/2007	2,500	2,514
		5,067
Technology - 1.2%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,511
Jabil Circuit
5.875%, 07/15/2010	2,295	2,283
Motorola
8.000%, 11/01/2011	1,200	1,324
		5,118
Transportation - 0.5%
FedEx
5.500%, 08/15/2009	2,000	2,015

Total Corporate Bonds
(Cost $67,591)		67,610

U.S. Government Agency Mortgage-Backed Securities - 14.4%
Adjustable Rate (e) - 7.7%
Federal Home Loan Mortgage Corporation Pool
7.088%, 12/01/2026, #756591	934	947
6.983%, 01/01/2029, #846946 (f)	705	723
7.045%, 10/01/2029, #786853	529	532
7.222%, 04/01/2030, #972055 (f)	425	438
6.803%, 05/01/2030, #847014 (f)	624	628
7.016%, 06/01/2031, #847367	338	341
7.020%, 08/01/2032, #847331 (f)	4,909	5,018
6.918%, 09/01/2032, #847652	2,296	2,328
6.336%, 10/01/2032, #847063 (f)	431	440
4.223%, 05/01/2033, #780456	1,974	1,972
Federal National Mortgage Association Pool
6.988%, 11/01/2025, #433988 (f)	897	905
7.125%, 02/01/2028, #415285	58	59
6.991%, 10/01/2030, #847241	2,904	2,984
6.059%, 06/01/2031, #625338 (f)	581	592
6.941%, 12/01/2031, #535363	1,839	1,865
7.037%, 03/01/2032, #545791	162	164
6.918%, 05/01/2032, #545717	1,139	1,153
7.021%, 05/01/2032, #634948 (f)	343	347
4.490%, 10/01/2032, #661645 (f)	917	921
4.674%, 12/01/2032, #671884	1,675	1,689
7.201%, 04/01/2034, #775389	285	286
4.265%, 07/01/2034, #795242 (f)	4,253	4,202
6.561%, 08/01/2036, #555369 (f)	687	699
Government National Mortgage Association Pool
5.750%, 08/20/2021, #8824	235	238
5.750%, 07/20/2022, #8006 (f)	288	292
5.750%, 09/20/2025, #8699	152	153
5.375%, 04/20/2026, #8847	145	147
5.750%, 08/20/2027, #80106	47	47
5.375%, 01/20/2028, #80154	80	81
5.375%, 05/20/2029, #80283 (f)	339	343
5.875%, 11/20/2030, #80469 (f)	369	373
5.375%, 04/20/2031, #80507 (f)	194	196
5.500%, 08/20/2031, #80535 (f)	672	678
5.500%, 02/20/2032, #80580 (f)	168	170
		31,951
Fixed Rate - 6.7%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	4,423	4,456
Federal Home Loan Mortgage Corporation Pool
7.750%, 07/01/2009, #184513	5	5
Federal National Mortgage Association Pool
6.195%, 06/01/2007, #410601 (f)	4,811	4,796
6.625%, 09/15/2009 (f)	6,355	6,612
3.900%, 06/01/2010, #461013 (f)	6,710	6,475
5.500%, 05/01/2012, #254340 (f)	1,106	1,110
4.000%, 12/01/2013, #255039 (f)	4,490	4,360
		27,814
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $60,177)		59,765

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 11.3%
Adjustable Rate (e) - 9.5%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	3,903	3,870
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.873%, 01/25/2035	2,181	2,161
JP Morgan Mortgage Trust
Series 2004-A1, Class 3A1
4.973%, 02/25/2034	1,970	1,947
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.365%, 08/25/2034	522	524
Washington Mutual
Series 2003-AR3, Class A5
3.927%, 04/25/2033	5,541	5,483
Series 2003-AR10, Class A6
4.061%, 10/25/2033	7,000	6,895
Series 2004-AR7, Class A6
3.942%, 07/25/2034	5,000	4,885
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Class A5
3.662%, 05/25/2034	5,868	5,759
Series 2004-N, Class A3
4.099%, 08/25/2034	4,762	4,718
Series 2005-AR10, Class 2A5
4.110%, 06/25/2035	3,179	3,127
		39,369
Fixed Rate - 1.8%
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	6,495	6,425
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	915	906
Residential Accredited Loans
Series 2003-QS17, Class CB7
5.500%, 09/25/2033	286	285
		7,616
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $47,260)		46,985

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.2%
Fixed Rate - 3.2%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (f)	4,440	4,374
Series 1022, Class J
6.000%, 12/15/2020	41	41
Series 2738, Class UA
3.570%, 12/15/2023 (f)	3,162	3,101
Series 2589, Class GK
4.000%, 03/15/2026 (f)	1,934	1,910
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022	112	113
Series 2004-90, Class GA
4.350%, 03/25/2034	3,922	3,817
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $13,528)		13,356

Short-Term Investments - 1.7%	SHARES
Money Market Fund - 1.6%
First American Prime Obligations Fund, Class Z (h)	6,871,804	6,872

U.S. Treasury Obligations - 0.1%	PAR
U.S. Treasury Bills
4.935%, 04/05/2007 (i)	$195	195
4.845%, 06/28/2007 (i)	15	15
		210
Total Short-Term Investments
(Cost $7,082)		7,082

Investments Purchased with Proceeds from Securities Lending (j) - 29.3%	SHARES
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $122,194)	122,193,807	122,194

Total Investments - 129.5%
(Cost $541,418)		539,525
Other Assets and Liabilities, Net - (29.5)%		(123,038)
Total Net Assets - 100.0%		$416,487

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held fair valued securities disclosed in footnote (a).

(a)	Security is fair valued and illiquid. As of March 31, 2007, the fair value of this investment was $0 or 0.0% of total net assets.
(b)	Security in default at March 31, 2007.
(c)	Non-income producing security.
(d)
Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under guidelines established by the fund's board of directors.  As of March 31, 2007, the value of these investments was $22,578 or 5.4% of total net assets.

(e)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(f)	This security or a portion of this security is out on loan at March 31, 2007. Total loaned securities had a value of $119,512 at March 31, 2007.
(g)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(i)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of March 31, 2007.
(j)
In order to generate additional income , the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested as noted in the schedule above.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	13	$2,177	June 2007	$ 19
Japanese Yen Currency Futures	20	2,144	June 2007	(15)
Swiss Franc Currency Futures	20	2,071	June 2007	-
U.S. Treasury 2 Year Note Futures	612	125,393	June 2007	278
U.S. Treasury 5 Year Note Futures	(330)	(34,913)	June 2007	(112)
U.S. Treasury 10 Year Note Futures	(73)	(7,893)	June 2007	(28)
				$ 142

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Countrywide Home Loan	Buy	0.700%	03/20/2017	$ 1,000	$ 20
J.P. Morgan	Bear Stearns Companies, Inc.	Buy	0.300%	03/20/2012	1,615	4
J.P. Morgan	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	2,150	11
J.P. Morgan	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	4,500	-
J.P. Morgan	Dow Jones CDX IG7 Index	Sell	0.250%	12/20/2009	25,000	(6)
UBS	ABX-HE-A06-2	Buy	0.440%	05/25/2046	1,080	(12)
UBS	Dow Jones CDX NAX07 Index	Buy	1.650%	12/20/2011	2,000	8
UBS	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	2,350	9
						$ 34

Interest Rate Swap Agreement

Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Appreciation

UBS	3-Month LIBOR	Receive	4.773%	01/17/2011	$ 12,000	$ 81

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund

DESCRIPTION	PAR	VALUE+
U.S. Government Agency Mortgage-Backed Securities - 27.9%
Adjustable Rate (a) - 2.4%
Federal Home Loan Mortgage Corporation Pool
6.696%, 10/01/2029, #1L0117	$1,194	$1,224
6.507%, 07/01/2030, #847240	1,360	1,375
5.682%, 05/01/2033, #847411	907	916
5.787%, 07/01/2036, #1K1238 (b)	3,334	3,350
Federal National Mortgage Association Pool
6.904%, 09/01/2033, #725553 (b)	547	560
5.277%, 11/01/2034, #735054	1,772	1,753
6.939%, 01/01/2035, #745548	1,396	1,428
5.310%, 12/01/2035, #850865	6,254	6,255
		16,861
Fixed Rate - 25.5%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, M90808	1,640	1,621
5.000%, 09/01/2018, #E99575	1,132	1,119
5.500%, 12/01/2020, #G11810	3,184	3,192
6.500%, 07/01/2031, #A17212 (b)	3,331	3,430
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (b)	5,000	4,825
5.500%, 12/01/2018, #735575 (b)	1,788	1,798
5.500%, 01/01/2020, #735386 (b)	1,354	1,360
5.500%, 06/01/2020, #735792	1,148	1,153
5.000%, 02/01/2021, #745279 (b)	1,926	1,900
5.000%, 01/01/2022, #899008 (b)	5,919	5,838
5.000%, 02/01/2022, #912554	6,785	6,691
5.000%, 03/01/2022, #899298	5,977	5,894
5.500%, 02/01/2025, #255628 (b)	2,911	2,901
5.500%, 10/01/2025, #255956 (b)	11,788	11,740
6.000%, 04/01/2032, #745101 (b)	1,116	1,141
5.500%, 06/01/2033, #843435 (b)	1,230	1,220
5.000%, 10/01/2033, #741897 (b)	1,386	1,343
5.500%, 10/01/2033, #555800 (b)	3,601	3,572
5.500%, 11/01/2033, #555967 (b)	6,671	6,617
5.000%, 03/01/2034, #725205	1,280	1,239
5.000%, 03/01/2034, #725250	1,148	1,112
5.500%, 04/01/2034, #725424 (b)	3,156	3,130
5.000%, 05/01/2034, #725456	1,133	1,096
5.000%, 06/01/2034, #782909 (b)	883	855
5.500%, 08/01/2034, #745563 (b)	2,176	2,158
5.500%, 09/01/2034, #725773	2,038	2,020
6.000%, 04/01/2035, #735503 (b)	3,499	3,541
5.500%, 08/01/2035, #829679 (b)	4,846	4,800
5.500%, 09/01/2035, #842230	2,515	2,491
5.500%, 10/01/2035, #735899	2,978	2,952
6.000%, 01/01/2036, #831215	3,209	3,235
6.000%, 01/01/2036, #852347	3,202	3,226
5.500%, 03/01/2036, #745354	15,930	15,780
6.500%, 04/01/2036, #831377 (b)	1,442	1,471
6.500%, 04/01/2036, #852909	968	987
6.500%, 07/01/2036, #831683 (b)	2,250	2,295
6.500%, 08/01/2036, #893318 (b)	2,047	2,088
6.500%, 09/01/2036, #897129 (b)	16,727	17,064
6.000%, 11/01/2036, #902786 (b)	5,910	5,954
5.500%, 01/01/2037, #906059	5,980	5,918
6.000%, 01/01/2037, #907273 (b)	5,854	5,898
5.500%, 02/01/2037, #905161	26,852	26,572
		183,237

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $200,349)		200,098

Corporate Bonds - 17.6%
Banking - 0.9%
Alfa MTN Issuance
7.875%, 10/10/2009	950	961
J.P. Morgan Chase
5.150%, 10/01/2015	2,995	2,929
SOC General Real Estate
7.640%, 12/29/2049 (a) (c)	1,465	1,481
Wells Fargo Capital X
5.950%, 12/15/2036	945	910
		6,281
Basic Industry - 2.6%
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010	1,500	1,647
Evraz Group
8.250%, 11/10/2015 (c) (d)	700	717
Falconbridge
7.350%, 06/05/2012	1,500	1,644
FMG Finance
10.000%, 09/01/2013 (c) (d)	1,185	1,289
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,745	1,887
Griffin Coal Mining
9.500%, 12/01/2016 (c)	1,410	1,487
Ineos Group Holdings
8.500%, 02/15/2016 (b) (c) (d)	1,005	962
LPG International
7.250%, 12/20/2015 (d)	805	829
Noble Group Limited
6.625%, 03/17/2015 (c) (d)	1,415	1,334
Sino Forest
9.125%, 08/17/2011 (c) (d)	1,170	1,266
Southern Copper
7.500%, 07/27/2035	1,265	1,363
Teck Cominco Limited
6.125%, 10/01/2035	1,175	1,139
Vale Overseas
6.250%, 01/11/2016	1,020	1,038
6.875%, 11/21/2036	1,800	1,859
		18,461
Brokerage - 1.5%
Goldman Sachs Group
5.625%, 01/15/2017	2,535	2,511
Merrill Lynch
6.050%, 05/16/2016 (b)	4,365	4,478
Morgan Stanley
5.375%, 10/15/2015	3,895	3,832
		10,821
Capital Goods - 0.5%
C10 Capital
6.722%, 12/31/2049 (c)	1,320	1,300
Chart Industries
9.125%, 10/15/2015 (c)	585	611
Owens-Illinois
8.100%, 05/15/2007 (b)	500	500
Siemens Financiering
6.125%, 08/17/2026 (c)	1,350	1,374
		3,785
Communications - 0.8%
C & M Finance
8.100%, 02/01/2016 (c) (d)	565	593
News America Holdings
7.750%, 01/20/2024	1,540	1,740
Telecom Italia Capital
4.000%, 11/15/2008	1,170	1,147
7.200%, 07/18/2036 (b)	1,310	1,364
Vimpelcom
8.250%, 05/23/2016 (c) (d)	1,110	1,182
		6,026
Consumer Cyclical - 0.7%
DaimlerChrysler
4.875%, 06/15/2010	1,315	1,302
Galaxy Entertainment
9.875%, 12/15/2012 (b) (c) (d)	575	628
Lippo Karwaci Finance
8.875%, 03/09/2011 (d)	1,075	1,055
MGM Mirage
6.625%, 07/15/2015	1,125	1,080
Shimao Property Holdings
8.000%, 12/01/2016 (c) (d)	1,110	1,127
		5,192
Consumer Non Cyclical - 0.6%
Fisher Scientific International
6.750%, 08/15/2014	785	806
JBS
10.500%, 08/04/2016 (c) (d)	880	1,001
Omnicare
6.125%, 06/01/2013	905	882
Vitro
9.125%, 02/01/2017 (c) (d)	1,265	1,297
		3,986
Electric - 1.6%
Edison Mission Energy
7.500%, 06/15/2013	530	547
Florida Power & Light
5.650%, 02/01/2037	1,785	1,754
ISA Capital Brasil
8.800%, 01/30/2017 (b) (c) (d)	1,400	1,488
MidAmerican Energy Holdings
6.125%, 04/01/2036	1,920	1,916
Ohio Power, Series K
6.000%, 06/01/2016	1,685	1,747
Oncor Electric Delivery
7.000%, 05/01/2032	2,210	2,397
Pacific Gas & Electric
6.050%, 03/01/2034	1,590	1,594
		11,443
Energy - 1.3%
Gaz Capital
6.212%, 11/22/2016 (c)	1,100	1,101
Gazprom International
7.201%, 02/01/2020 (b) (c)	2,008	2,108
Petro-Canada
5.350%, 07/15/2033	955	840
Tengizcheveroil Finance
6.124%, 11/15/2014 (c)	1,250	1,244
Tesoro
6.625%, 11/01/2015	1,315	1,331
TNK-BP Finance
6.625%, 03/20/2017 (c)	925	918
XTO Energy
6.100%, 04/01/2036	1,905	1,845
		9,387
Finance - 1.1%
Capital One Capital III
7.686%, 08/15/2036	1,815	1,947
Gazprombank
6.500%, 09/23/2015	720	721
SLM
5.400%, 10/25/2011	1,935	1,951
Transcapit
5.670%, 03/05/2014 (c)	3,490	3,438
		8,057
Insurance - 0.4%
Allied World Assurance
7.500%, 08/01/2016	1,820	1,962
Unumprovident
5.997%, 05/15/2008	1,040	1,044
		3,006
Natural Gas - 0.2%
Enterprise Products
8.375%, 08/01/2066	860	941
Southern Union
7.200%, 11/01/2066	715	721
		1,662

Real Estate - 0.9%

Greentown China Holdings
9.000%, 11/08/2013 (c) (d)	1,685	1,727
Health Care Properties, Series MTN - REIT
6.300%, 09/15/2016	1,355	1,389
Prologis 2006 - REIT
5.750%, 04/01/2016	2,890	2,939
		6,055
Sovereigns - 3.4%
Bundesrepublik Deutschland
3.250%, 07/04/2015 (e) EUR	5,100	6,441
United Kingdom Gilt Treasury
4.750%, 09/07/2015 (e) GBP	3,900	7,532
United Kingdom Gilt Treasury
4.750%, 03/07/2020 (e) GBP	4,400	8,592
United Mexican States
5.625%, 01/15/2017 (b) $	1,735	1,749
		24,314
Technology - 1.1%
Avnet
6.000%, 09/01/2015	1,145	1,135
Chartered Semiconductor
6.375%, 08/03/2015	590	603
Jabil Circuit
5.875%, 07/15/2010	3,035	3,019
LG Electronics
5.000%, 06/17/2010 (c)	785	774
Seagate Technology
6.375%, 10/01/2011 (d)	2,390	2,390
		7,921
Total Corporate Bonds
(Cost $125,919)		126,397

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 15.5%
Adjustable Rate (a) - 7.1%
Chase Mortgage Finance
Series 2003-S13, Class A16
5.000%, 11/25/2033	7,452	7,226
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.342%, 10/25/2034	10,582	10,608
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	2,002	1,985
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.734%, 12/19/2033	2,502	2,447
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.873%, 01/25/2035	2,230	2,210
J.P. Morgan Trust
Series 2004-A1, Class 3A1
4.973%, 02/25/2034	4,717	4,662
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.873%, 08/25/2036	3,007	3,010
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.944%, 10/20/2035	1,455	1,463
Washington Mutual
Series 2003-AR1, Class A5
3.970%, 03/25/2033	1,271	1,257
Series 2003-AR10, Class A6
4.061%, 10/25/2033	5,082	5,006
Series 2004-AR7, Class A6
3.942%, 07/25/2034	2,630	2,570
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
4.110%, 06/25/2035	3,870	3,807
Series 2006-AR1, Class 2A2
5.557%, 03/25/2036	4,480	4,444
		50,695
Fixed Rate - 8.4%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	2,873	2,805
Chase Mortgage Finance
Series 2003-S12, Class 1A1
4.750%, 12/25/2018	2,757	2,713
Series 2003-S11, Class 1A1
5.000%, 10/25/2033	2,884	2,764
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020	3,005	2,942
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	1,953	1,932
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	1,467	1,447
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	1,872	1,838
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	2,042	2,049
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	868	859
GMAC Mortgage Corporation Loan Trust
Series 2003-J4
4.750%, 09/25/2018	7,874	7,661
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.953%, 03/25/2043	3,090	3,189
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	990	996
Series 2005-4F, Class B1
5.727%, 05/25/2035	2,386	2,353
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.164%, 11/25/2034	3,176	3,202
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	3,858	3,875
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019	1,459	1,426
Washington Mutual
Series 2002-S8, Class 2A7
5.250%, 01/25/2018	6,788	6,709
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	2,129	2,127
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019	5,381	5,285
Series 2004-8, Class A1
5.000%, 08/25/2019	3,217	3,170
Series 2005-13, Class A1
5.000%, 11/25/2020	1,038	1,032
		60,374
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $110,313)		111,069

Asset-Backed Securities - 14.8%
Automotive - 1.3%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.550%, 06/15/2010 (c)	1,520	1,516
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	1,190	1,186
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (c)	2,690	2,687
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	4,255	4,241
		9,630
Commercial - 12.0%
Bank of America Commercial Mortgage
Series 2006-2, Class A4
5.740%, 05/10/2045	785	810
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 (b)	1,750	1,758
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (c)	1,805	1,822
Series 2005-LP5, Class A2
4.630%, 05/10/2043	5,750	5,677
Series 2004-RS1, Class A
4.018%, 03/03/2041 (c)	3,641	3,603
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	1,572	1,580
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	7,405	7,349
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043	3,750	3,687
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	1,500	1,447
Series 2005-GG5, Class A2
5.117%, 04/10/2037	6,625	6,627
Series 2005-GG5, Class A5
5.224%, 04/10/2037	7,159	7,113
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	12,540	12,701
Series 2006-GG8, Class A4
5.560%, 11/10/2039	10,150	10,291
Series 2006-RR2, Class A1
5.674%, 06/23/2046 (c)	3,230	3,284
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (c)	4,310	4,351
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.354%, 12/15/2044	1,510	1,505
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, 03/15/2029	10,000	9,674
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,501
		85,780
Credit Cards - 0.3%
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	1,860	1,893
Providian Gateway Master Trust
Series 2004-DA, Class A
3.350%, 09/15/2011 (c)	620	615
		2,508
Equipment Leases - 0.1%
Caterpillar Financial Asset Trust
Series 2004-A, Class A3
3.130%, 01/26/2009	401	399

Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (c)	218	218

Manufactured Housing - 0.4%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027	380	397
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	2,355	2,331
		2,728
Other - 0.6%
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (c)	105	104
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	4,116	4,180
		4,284
Recreational Vehicles - 0.1%
J.P. Morgan RV Marine Trust
Series 2004-1A, Class A1
3.120%, 04/15/2011 (c)	1,033	1,023

Total-Asset Backed Securities
(Cost $106,213)		106,570

U.S. Government & Agency Securities - 14.0%
U.S. Agency Debentures - 0.8%
Federal National Mortgage Association
5.250%, 08/01/2012 (b)	5,590	5,654

U.S. Treasuries - 13.2%
U.S. Treasury Bonds
6.250%, 08/15/2023 (b)	2,570	2,950
2.375%, 01/15/2025 (b) (f)	3,479	3,501
6.875%, 08/15/2025 (b)	9,940	12,259
5.250%, 11/15/2028 (b)	8,000	8,349
4.500%, 02/15/2036 (b)	17,075	16,098
4.750%, 02/15/2037 (b)	1,030	1,014
U.S. Treasury Notes
4.875%, 10/31/2008 (b)	5,780	5,792
4.750%, 02/28/2009 (b)	7,295	7,312
4.625%, 11/15/2009 (b)	2,070	2,073
4.750%, 02/15/2010 (b)	13,810	13,889
4.625%, 08/31/2011 (b)	3,920	3,934
4.750%, 01/31/2012 (b)	1,000	1,009
4.625%, 02/29/2012 (b)	950	954
2.500%, 07/15/2016 (b) (f)	10,298	10,567
4.625%, 02/15/2017 (b)	5,075	5,065
		94,766

Total U.S. Government & Agency Securities
(Cost $100,843)		100,420

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.9%
Fixed Rate - 3.9%
Federal Home Loan Mortgage Corporation
Series 2937, Class JD
5.000%, 03/15/2028	4,000	3,969
Series 2690, Class OE
5.000%, 11/15/2028	4,000	3,959
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,826
Federal National Mortgage Association
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	7,750	7,678
Series 2003-81, Class MB
5.000%, 05/25/2029	3,375	3,346
Series 2003-92, Class KH
5.000%, 03/25/2032 (b)	1,810	1,760
Series 2005-62, Class JE
5.000%, 06/25/2035 (b)	2,648	2,620
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $28,007)		28,158

Common Stocks - 0.5%
Energy - 0.5%	SHARES
ARC Energy Trust (b) (e)	20,800	383
Baytex Energy Trust (b)	27,459	485
Canadian Oil Sands Trust, ADR	22,050	540
Canetic Resources Trust (b)	33,550	435
Harvest Energy Trust (b)	24,575	604
NAL Oil & Gas Trust (e)	44,819	456
Penn West Energy Trust	8,795	258
Peyto Energy Trust (e)	23,000	345
Provident Energy Trust (b)	30,700	332
Total Common Stocks
(Cost $4,012)		3,838

Preferred Stock - 0.3%
Insurance - 0.3%
Aspen Insurance Holdings
(Cost $2,219)	84,500	2,176

Municipal Bond - 0.3%	PAR
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $2,000)	$2,000	2,044

Convertible Security - 0.2%
Basic Industry - 0.2%
Coeur d'Alene Mines
1.250%, 01/15/2024
(Cost $1,149)	1,200	1,093

Options Purchased - 0.0%
Call Options Purchased - 0.0%	CONTRACTS
Euro Bund Futures, June 2007
Futures Call, Expires 06/05/2007
Exercise Price $117.00
(Cost $48)	75	9

Short-Term Investments - 4.5%	SHARES
Money Market Fund - 4.0%
First American Prime Obligations Fund, Class Z (g)	28,452,975	28,453
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bill	PAR
4.906%, 04/05/2007 (h)	$1,980	1,979
5.000%, 05/03/2007 (h)	610	607
4.834%, 06/07/2007 (h)	1,100	1,090
Total Short-Term Investments		3,676
(Cost $32,129)		32,129

Investments Purchased with Proceeds from Securities Lending (i) - 33.1%	SHARES
Mount Vernon Securities Lending Prime Portfolio (g)
(Cost $237,394)	237,394,199	237,394
Total Investments - 132.6%
(Cost $950,595)		951,395
Other Assets and Liabilities, Net - (32.6)%		(233,749)
Total Net Assets - 100.0%		$717,646

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(b)	This security or a portion of this security is out on loan at March 31, 2007. Total loaned securities had a market value of $231,728 at March 31, 2007.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the fund's board of directors.  As of March 31, 2007, the value of these investments was $49,670 or 6.9% of total net assets.

(d)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On March 31, 2007, the value of these investments was $18,885, which represents 2.6% of total net assets.
(e)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
(f)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(h)	Security has been deposited as initial margin on open futures contracts and swap agreements. Rate shown is the rate in effect at March 31, 2007.
(i)
The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts
	Number of
	Contracts		Notional	Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

British Pounds Currency Futures	(130)	$ (15,981)	June 2007	$ (252)
Euro Currency Futures	90	15,068	June 2007	90
Eurodollar 90 Day Futures	280	266,772	March 2008	(32)
Japanese Yen Currency Futures	140	15,006	June 2007	(123)
New Zealand Currency Futures	(47)	(3,341)	June 2007	(90)
Swiss Franc Futures	113	11,700	June 2007	(19)
U.S. Treasury 2 Year Note Futures	184	37,700	June 2007	(51)
U.S. Treasury 5 Year Note Futures	719	76,068	June 2007	(272)
U.S. Treasury 10 Year Note Futures	(663)	(71,687)	June 2007	116
U.S. Treasury Long Bond Futures	(43)	(4,784)	June 2007	62
				$ (571)

Credit Default Swap Agreements
						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Countrywide Home Loan	Buy	0.700%	3/20/2017	$ 1,700	$ 34
J.P. Morgan	Bear Stearns Companies, Inc.	Buy	0.300%	3/20/2012	2,620	7
J.P. Morgan	Dow Jones CDX EM6	Buy	1.400%	12/20/2011	14,000	(88)
J.P. Morgan	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	3,500	18
J.P. Morgan	Dow Jones CDX HVOL8 Index	Buy	0.750%	6/20/2012	7,500	-
J.P. Morgan	Dow Jones CDX NAXO7 Index	Buy	1.650%	12/20/2011	30,000	341
J.P. Morgan	Dow Jones HY7 Index	Buy	3.250%	12/20/2011	14,500	(100)
J.P. Morgan	Turkey Government International Bond	Buy	1.870%	12/20/2011	4,300	(36)
UBS	ABX-HE-A06-2	Buy	0.440%	5/25/2046	1,790	(20)
UBS	Dow Jones CDX EM6	Buy	1.400%	12/20/2011	11,500	(3)
UBS	Dow Jones CDX HVOL7 Index	Buy	0.750%	12/20/2011	3,700	13
UBS	Dow Jones CDX NAXO7 Index	Buy	1.650%	12/20/2011	2,500	-
UBS	Dow Jones HY7 Index	Buy	3.250%	12/20/2011	15,000	94
						$ 260

Interest Rate Swap Agreements

	Floating	Pay/	Receive			Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$ 64,000	$ (202)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	16,000	235
						$ 33

Schedule of Investments March 31, 2007 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Mortgage-Backed Securities - 85.2%
Adjustable Rate (a) - 3.8%
Federal National Mortgage Association Pool
5.468%, 03/01/2037, #914224 (b)	$3,000	$3,013
5.516%, 04/01/2037, #913187 (b)	3,000	3,094
		6,107
Fixed Rate - 81.4%
Federal Home Loan Mortgage Corporation Pool
7.500%, 04/01/2008, #E45929	7	7
7.000%, 07/01/2011, #E20252	25	26
7.000%, 11/01/2011, #E65619	2	2
7.500%, 09/01/2012, #G10735	125	128
6.000%, 10/01/2013, #E72802	225	229
5.500%, 01/01/2014, #E00617	847	852
7.000%, 09/01/2014, #E00746	144	148
5.000%, 04/01/2020, #B18125	3,141	3,099
6.000%, 09/01/2022, #C90580	959	976
6.500%, 01/01/2028, #G00876	386	396
6.500%, 11/01/2028, #C00676	862	889
7.500%, 01/01/2030, #C35768	40	42
6.500%, 03/01/2031, #G01244	623	642
5.000%, 09/01/2033, #C01622	2,057	1,994
6.000%, 08/01/2036, #A51416	1,211	1,221
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	13	13
7.000%, 11/01/2011, #349630	12	13
7.000%, 11/01/2011, #351122	18	18
6.000%, 04/01/2013, #425550	149	152
6.500%, 08/01/2013, #251901	124	127
6.000%, 11/01/2013, #556195	207	211
7.000%, 10/01/2014, #252799	96	99
5.500%, 04/01/2016, #580516	750	754
6.500%, 07/01/2017, #254373	865	886
7.000%, 07/01/2017, #254414	814	839
5.500%, 12/01/2017, #673010	645	648
5.500%, 04/01/2018, #695765	805	809
4.500%, 05/01/2018, #254720 (c)	3,906	3,792
5.000%, 07/01/2018, #555621 (c)	1,327	1,312
5.000%, 11/01/2018, #750989 (c)	2,822	2,790
5.000%, 04/01/2019 (b)	3,000	2,958
5.500%, 09/01/2019, #725793	3,509	3,525
6.000%, 12/01/2021, #254138	584	594
6.000%, 01/01/2022, #254179	707	720
6.500%, 06/01/2022, #254344	660	680
6.000%, 10/01/2022, #254513 (c)	775	788
5.500%, 10/01/2024, #255456 (c)	2,042	2,035
5.500%, 02/01/2025, #255628 (c)	1,455	1,450
5.500%, 10/01/2025, #255956 (c)	3,818	3,802
7.000%, 12/01/2027, #313941	451	470
6.000%, 04/01/2029 (b)	9,295	9,362
7.000%, 09/01/2031, #596680	1,118	1,152
6.500%, 12/01/2031, #254169 (c)	1,077	1,097
6.000%, 04/01/2032, #745101 (c)	3,664	3,747
6.500%, 06/01/2032, #596712	3,052	3,114
6.500%, 07/01/2032, #545759	1,364	1,402
7.000%, 07/01/2032, #545815 (c)	276	288
6.000%, 08/01/2032, #656269 (c)	963	984
5.500%, 03/01/2033, #689109	2,571	2,550
5.500%, 04/01/2033, #703392 (c)	2,932	2,908
5.500%, 05/01/2033, #704523	2,136	2,118
5.500%, 06/01/2033, #843435 (c)	3,671	3,641
5.500%, 07/01/2033, #726520 (c)	2,804	2,781
5.500%, 07/01/2033, #728667 (c)	1,637	1,624
4.500%, 08/01/2033, #555680 (c)	2,059	1,940
5.000%, 08/01/2033, #736158 (c)	2,706	2,621
5.500%, 08/01/2033, #728855	1,618	1,605
5.500%, 08/01/2033, #733380 (c)	2,248	2,229
5.000%, 09/01/2033, #734566	2,961	2,868
5.000%, 10/01/2033, #747533 (c)	2,863	2,773
5.500%, 11/01/2033, #555967 (c)	3,202	3,176
5.500%, 12/01/2033, #756202 (c)	1,916	1,901
6.000%, 01/01/2034, #763687	2,552	2,578
5.500%, 04/01/2034, #774999	1,071	1,062
5.000%, 05/01/2034, #780889 (c)	5,178	5,011
6.500%, 06/01/2034, #735273	1,865	1,918
4.500%, 09/01/2034, #725866	1,249	1,175
5.000%, 09/01/2034, #725772	4,787	4,634
5.500%, 03/01/2035, #815979	1,372	1,359
5.500%, 04/01/2036 (b)	7,500	7,420
5.000%, 02/01/2037, #909446	1,500	1,449
5.500%, 02/01/2037, #905161	5,768	5,708
Government National Mortgage Association Pool
9.000%, 11/15/2009, #359559	16	17
8.000%, 10/15/2010, #414750	60	62
7.500%, 12/15/2022, #347332	105	109
7.000%, 09/15/2027, #455304	19	20
6.500%, 07/15/2028, #780825	694	714
6.500%, 08/20/2031, #003120	282	289
7.500%, 12/15/2031, #570134	156	163
6.000%, 09/15/2034, #633605 (c)	2,092	2,121
		131,826
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $139,231)		137,933

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 19.1%
Adjustable Rate (a) - 2.0%
Sequoia Mortgage Trust
Series 2004-5, Class X1
0.800%, 06/20/2034 (d)	30,188	125
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.789%, 02/25/2033	776	780
Series 2006-AR1, Class 2A2
5.557%, 03/25/2036	2,361	2,342
		3,247
Fixed Rate - 17.1%
Chase Mortgage Finance Corporation
Series 2003-S10, Class A1
4.750%, 11/25/2018	2,796	2,715
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,474	1,475
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,816	1,840
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.953%, 03/25/2043	1,024	1,057
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.727%, 05/25/2035	1,432	1,412
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	884	896
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	947	938
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.164%, 11/25/2034	2,257	2,275
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	934	916
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.317%, 04/25/2031	2,719	2,822
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,961	1,999
Residential Funding Mortgage Securitization Trust
Series 2003-S8, Class A1
5.000%, 05/25/2018	2,439	2,402
Washington Mutual
Series 2003-S13, Class 21A1
4.500%, 12/25/2018	2,053	1,992
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.454%, 04/25/2033	1,575	1,636
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	3,394	3,296
		27,671
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $31,402)		30,918

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 4.2%
Fixed Rate - 4.2%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	296	298
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019	2,000	1,886
Series 2003-92, Class KH
5.000%, 03/25/2032 (c)	3,645	3,545
Series 2002-W1, Class 2A
7.500%, 02/25/2042	948	986
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $6,741)		6,715

Asset-Backed Securities - 2.7%
Commercial - 2.2%
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	3,500	3,545

Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (e)	73	72

Manufactured Housing - 0.5%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	742
Total Asset-Backed Securities
(Cost $4,388)		4,359

Short-Term Investments - 1.9%	SHARES
Money Market Fund - 1.8%
First American Government Obligations Fund, Class Z (f)	2,884,480	2,884

U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
4.886%, 04/05/2007 (g)	$155	155
Total Short-Term Investments
(Cost $3,039)		3,039

Investments Purchased with Proceeds from Securities Lending (h) - 39.9%	SHARES
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $64,596)	64,596,253	64,596

Total Investments - 153.0%
(Cost $249,397)		247,560
Other Assets and Liabilities, Net - (53.0)%		(85,745)
Total Net Assets - 100.0%		$161,815

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2007, the fund held no fair valued securities.

(a)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2007.
(b)	Security purchased on a when-issued basis. On March 31, 2007, the total cost of investments purchased on a when-issued basis was $25,844 or 16.0% of total net assets.
(c)	This security or a portion of this security is out on loan at March 31, 2007. Total loaned securities had a value of $63,042 at March 31, 2007.
(d)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages.  The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets.  A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.  The principal amount shown is the notional amount of the underlying mortgages.  Interest rate disclosed represents the coupon rate in effect as of March 31, 2007.

(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  This security has been determined to be liquid under guidelines established by the fund's board of directors.  As of March 31, 2007, the value of this investment was $72 or 0.0% of total net assets.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of March 31, 2007.
(h)
In order to generate additional income , the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested as noted in the schedule above.

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Eurodollar 90 Day Futures	65	$61,928	March 2008	$ (3)
U.S. Treasury 2 Year Note Futures	94	19,260	June 2007	27
U.S. Treasury 5 Year Note Futures	(10)	(1,058)	June 2007	(5)
U.S. Treasury 10 Year Note Futures	(181)	(19,568)	June 2007	(2)
				$ 17

Credit Default Swap Agreements

	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

J.P. Morgan	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	$1,500	$ -
J.P. Morgan	ABX-HE-A06-2	Buy	0.440%	05/25/2046	460	(5)
						$ (5)

Interest Rate Swap Agreements
		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$ 22,000	$ (69)
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	5,000	73
						$ 4

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
_________________________
Thomas S. Schreier, Jr.
President

Date:  May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
_________________________
Thomas S. Schreier, Jr.
President

Date:  May 29, 2007

By:
_________________________
Charles D. Gariboldi, Jr.
Treasurer

Date:  May 29, 2007